As filed with the Securities and Exchange Commission on April 30, 2007.

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25  ☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 298-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2007 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                 pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK NY

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2007

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in fifty underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2007. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC

BlackRock Large Cap Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC

Legg Mason Partners All Cap

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Invesmtent Counsel, LLC and Transamerica Investment Management, LLC

Templeton Transamerica Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND –SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

FRANKLIN TEMPLTEON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II

Managed by J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth Fund II

Sub-advised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner (You)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	the premiums paid; minus

•	gross partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, and transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereafter.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

American Century Large Company Value – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

BlackRock Large Cap Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

JPMorgan Enhanced Index – Service Class

Jennison Growth – Service Class

Legg Mason Partners All Cap – Service Class

MFS High Yield – Service Class

MFS International Equity – Service Class

Marsico Growth – Service Class

PIMCO Total Return – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Templeton Transamerica Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica Science and Technology – Service Class

Transamerica U.S. Government Securities – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

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Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

Franklin Income Securities Fund – Class 2

Mutual Shares Securities Fund – Class 2

Templeton Foreign Securities Fund – Class 2

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth Fund II

MTB Large-Cap Value Fund II

As of May 1, 2003, new policy owners may only invest in the Service Class subacounts of AEGON/Transamerica Series Trust. The Initial Class subaccounts of the AEGON/ Transamerica Series Trust are only available to owners who purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix B for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain

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qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

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•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. Please note, we will not credit interest on amounts allocated to the fixed account. We will pay the refund within 7 days after we receive written notice (at our administrative and service office) of cancellation and the returned policy within the applicable time period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix B for information on how older policies have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2007) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office.

Administrative and Service Office

Attention: Customer Care Group

Transamerica Financial Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge		$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(4)		1.15%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(5)		0.15%
Liquidity Rider(6)		0.50%
Premium Enhancement Rider(7)		0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)		1.95%
Optional Rider Fees(9):
Living Benefits Rider(10)		0.60%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(11)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth Option(12)	0.25%	Not Available
Additional Death Payment Option(12)	0.25%	0.20%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	0.90%	0.80%

The next items shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.65%	1.9279%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

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The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the base policy with the Annual Step-Up Death Benefit, Liquidity Rider, and Income Select for Life with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(14)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1211	$2119	$2909	$4876
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$491	$1487	$2456	$4876

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	The fee table applies only to the accumulation phase. During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

(3)

The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the investment choices. There is no transfer fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(5)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk and administrative fees.

(6)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(7)	The premium enhancement rider fee is (0.45%) only deducted during the first nine policy years

(8)	This reflects the base separate account expenses plus the fees for the Annual Step-Up Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(9)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

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(10)

The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(11)	The fee is a percentage of the total withdrawal base.

(12)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

(13)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(14)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark NY Variable Annuity policy offered by Transamerica Financial Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features and different charges. These differences are noted in Appendix B.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies

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issued under section 403(b) of the Internal Revenue Code. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes (for regular trading) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time. Holidays are generally not business days.

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3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment management and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC(1)

BlackRock Large Cap Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC(3)

Legg Mason Partners All Cap(4)

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity(5)

Subadvised by Columbia Management Advisors, LLC

Marsico Growth(6)

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC(7)

Templeton Transamerica Global(8)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity(9)

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology(10)(11)

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

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JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II

Managed by J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth II

Subadvised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

(1)	Formerly subadvised by Mercury Advisors.

(2)	Formerly known as Mercury Large Cap Value.

(3)	Formerly subadvised by Salomon Brothers Asset Management Inc.

(4)	Formerly known as Salomon All Cap.

(5)	Formerly known as America Century International and formerly subadvised by American Century Global Investment Management, Inc.

(6)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class Shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(7)	Effective August 1, 2006, fomerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(8)	Formerly known as Templeton Great Companies Global.

(9)	On or about October 27, 2006, Great Companies – AmericaSM and the Janus Growth merged into Transamerica Equity.

(10)	Formerly subadvised by Great Companies, LLC.

(11)	Formerly known as Great Companies – TechnologySM.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Growth Opportunities Portfolio

The following subaccount is only available to owners who held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment

Management, LLC

Transamerica Small/Mid Cap Value

The following subaccount will be closed to new investments on May 1, 2006:

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JPMorgan Mid Cap Value Portfolio

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The following subaccount is only available to policies issued before May 1, 2006:

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JPMorgan Small Company Portfolio

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

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We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Transfers of other amounts from the guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

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During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by

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telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market

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timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares,

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as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. For older policies, see Appendix B.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender	Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of

21

this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 or more	0%

For example, assume your policy value is $100,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher, at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but no more than

22

2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connections with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the

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policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust (2)	0.25%
AIM Variable Insurance Funds	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Fidelity Variable Insurance Products Fund	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
Janus Aspen Series	0.25%
MFS® Variable Insurance TrustSM	0.45%
MTB Group of Funds	0.35%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $554,825.06 from TFAI pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2006, AFSG received revenue sharing payments ranging from $1,475 to $40,725 (for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds,

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Fidelity Funds, ING Clarion and Merrill Lynch.

Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a withdrawal or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make. Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death

25

benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies and departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains 90 or ten policy years. You cannot annuitize before the first policy anniversary.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

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Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and please note, all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

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8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Deaths Before the Annuity Commencement Date

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•

we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive

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or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greater of:

•	the policy value on the date we receive the required information; or

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after the date of this prospectus. For other policies, see Appendix B.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is:

•	the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 76 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.30%.

B.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit

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is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be

30

characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However,

31

specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial withdrawal or surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

32

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider for a qualified policy.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a

33

purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated

34

with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium (reduced by prior withdrawals in that policy year); and

(2)	is any gains in the policy.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date, or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

35

•

Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

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Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate

37

account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with TCI for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in the distribution of the policies (e.g., commissions

38

payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for

39

providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2006, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $932 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2006, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Associated Financial Group

Atlas Securities

Bank of America

Centaurus Financial

Citizens Bank

Compass Bancshares

First Allied

Guaranty Bank

H & R Block

Huntington Investments

Jefferson Pilot

Lincoln Financial Advisers

LPL Financial

M & T Bank

Merrill Lynch

Money Concepts

Mutual of Omaha

Networth Financial Group/AIG

PNC Bank

ProEquities

Questar Capital

Raymond James Financial Group

Robert W. Baird

Signator

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

Transamerica Financial Advisor

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia Securities/Wachovia Bank

During 2006, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2006
Wachovia Securities/ Wachovia Bank	$1,222,156
Smith Barney/Citigroup	$873,804
UBS Financial	$798,614
Linsco\Private Ledger (LPL)	$609,312
Merrill Lynch	$584,625
Raymond James Financial Group	$381,425
A.G. Edwards	$189,232
Huntington Investments	$185,407
M & T Bank	$114,850
US Bancorp/Piper Jaffray	$94,522

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales

40

representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A – Condensed Financial Information

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Financial Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	1.95%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.201253 1.179421 1.000000	$ $ $	1.407450 1.201253 1.179421	0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.140199 1.106919 1.000000	$ $ $	1.220709 1.140199 1.106919	0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.284181 1.169683 1.000000	$ $ $	1.452146 1.284181 1.169683	0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.185058 1.127695 1.000000	$ $ $	1.292796 1.185058 1.127695	0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.243584 1.155592 1.000000	$ $ $	1.385012 1.243584 1.155592	0.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.027743	0.000
BlackRock Large Cap Value – Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.422266 1.252828 1.000000	$ $ $	1.627009 1.422266 1.252828	0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.246027 1.155832 1.000000	$ $ $	1.393350 1.246027 1.155832	0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.174585 1.128951 1.000000	$ $ $	1.265858 1.174585 1.128951	0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.289236 1.222563 1.000000	$ $ $	1.469566 1.289236 1.222563	0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.550371 1.396448 1.000000	$ $ $	2.158253 1.550371 1.396448	8,461.833 9,929.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004	$ $ $	1.162163 1.148055 1.000000	$ $ $	1.310582 1.162163 1.148055	0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004	$ $ $	1.223828 1.099019 1.000000	$ $ $	1.219689 1.223828 1.099019	0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.146477 1.125917 1.000000	$ $ $	1.330325 1.146477 1.125917	0.000 0.000 0.000

42

Subaccount	Year	1.95% (continued)
		Beginning AUV		Ending AUV		# Units
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.103340 1.108153 1.000000	$ $ $	1.197194 1.103340 1.108153	0.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.317598 1.194818 1.000000	$ $ $	1.588686 1.317598 1.194818	0.000 0.000 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.169672 1.101933 1.000000	$ $ $	1.206505 1.169672 1.101933	0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.036872 1.035977 1.000000	$ $ $	1.056730 1.036872 1.035977	11,513.763 13,510.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004	$ $ $	1.218057 1.196204 1.000000	$ $ $	1.418333 1.218057 1.196204	120,991.500 126,047.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date April 28, 1995	2006 2005 2004	$ $ $	1.175487 1.131624 1.000000	$ $ $	1.304545 1.175487 1.131624	0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.187285 1.096368 1.000000	$ $ $	1.203528 1.187285 1.096368	0.000 0.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.136855 1.051742 1.000000	$ $ $	1.320902 1.136855 1.051742	0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.185899 1.121594 1.000000	$ $ $	1.264951 1.185899 1.121594	0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.148149 1.130446 1.000000	$ $ $	1.246196 1.148149 1.130446	0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.344838 1.179060 1.000000	$ $ $	1.429765 1.344838 1.179060	0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.343754 1.181645 1.000000	$ $ $	1.382669 1.343754 1.181645	0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	0.992507 0.985904 1.000000	$ $ $	1.017104 0.992507 0.985904	0.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.077966 1.078883 1.000000	$ $ $	1.065462 1.077966 1.078883	0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004	$ $ $	1.019453 1.019091 1.000000	$ $ $	1.030596 1.019453 1.019091	0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.388757 1.246139 1.000000	$ $ $	1.678120 1.388757 1.246139	0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.227649 1.146899 1.000000	$ $ $	1.325393 1.227649 1.146899	0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.094577 1.039809 1.000000	$ $ $	1.176644 1.094577 1.039809	0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.197589 1.158020 1.000000	$ $ $	1.326766 1.197589 1.158020	0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.142493 1.072689 1.000000	$ $ $	1.188594 1.142493 1.072689	0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.191917 1.161704 1.000000	$ $ $	1.367752 1.191917 1.161704	0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.213383 1.077097 1.000000	$ $ $	1.182605 1.213383 1.077097	0.000 0.000 0.000

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Subaccount	Year	1.95% (continued)
		Beginning AUV		Ending AUV		# Units
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.338666 1.169932 1.000000	$ $ $	1.463244 1.338666 1.169932	0.000 0.000 0.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.214705 1.172981 1.000000	$ $ $	1.428992 1.214705 1.172981	0.000 0.000 0.000
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.069657 1.033578 1.000000	$ $ $	1.118214 1.069657 1.033578	0.000 0.000 0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.512707 1.306694 1.000000	$ $ $	1.667885 1.512707 1.306694	9,173.740 10,765.000 0.000
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.137526 1.132172 1.000000	$ $ $	1.294450 1.137526 1.132172	0.000 0.000 0.000
Janus Aspen -Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.331249 1.211421 1.000000	$ $ $	1.479596 1.331249 1.211421	0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.118394 1.080016 1.000000	$ $ $	1.293832 1.118394 1.080016	0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.041889 1.033116 1.000000	$ $ $	1.064326 1.041889 1.033116	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.252178 1.153212 1.000000	$ $ $	1.489031 1.252178 1.153212	0.000 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.214669 1.133828 1.000000	$ $ $	1.392154 1.214669 1.133828	0.000 0.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.226543 1.209086 1.000000	$ $ $	1.383688 1.226543 1.209086	0.000 0.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.066255 1.072511 1.000000	$ $ $	1.219266 1.066255 1.072511	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.055494 1.024468 1.000000	$ $ $	1.169232 1.055494 1.024468	0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.145035 1.137739 1.000000	$ $ $	1.253760 1.145035 1.137739	10,609.885 12,450.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.016754 1.016048 1.000000	$ $ $	1.100562 1.016754 1.016048	0.000 0.000 0.000
MTB Managed Allocation Fund - Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.068033 1.000000	$ $	1.203007 1.068033	0.000 0.000
MTB Managed Allocation Fund - Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.019299 1.000000	$ $	1.069411 1.019299	0.000 0.000
MTB Managed Allocation Fund - Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.066260 1.045226 1.000000	$ $ $	1.154904 1.066260 1.045226	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.176667 1.087641 1.000000	$ $ $	1.357442 1.176667 1.087641	0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

44

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.417763 1.383150 1.233271 1.000000	$ $ $ $	1.671730 1.417763 1.383150 1.233271	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297758 1.251868 1.158727 1.000000	$ $ $ $	1.398275 1.297758 1.251868 1.158727	119,943.355 3,211.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.551604 1.404276 1.248932 1.000000	$ $ $ $	1.765771 1.551604 1.404276 1.248932	19,841.232 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.369719 1.295146 1.180666 1.000000	$ $ $ $	1.503812 1.369719 1.295146 1.180666	1,648,321.105 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.461149 1.349136 1.207772 1.000000	$ $ $ $	1.637730 1.461149 1.349136 1.207772	3,017,876.562 291,184.000 .000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032112	7,807.413
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.677743 1.468479 1.260709 1.000000	$ $ $ $	1.931542 1.677743 1.468479 1.260709	15,436.607 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.554244 1.432568 1.312143 1.000000	$ $ $ $	1.749122 1.554244 1.432568 1.312143	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.415922 1.352264 1.251112 1.000000	$ $ $ $	1.535708 1.415922 1.352264 1.251112	0.000 0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.566401 1.475955 1.284690 1.000000	$ $ $ $	1.796930 1.566401 1.475955 1.284690	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.855246 1.660425 1.269513 1.000000	$ $ $ $	2.599171 1.855246 1.660425 1.269513	14,410.543 8,656.000 0.000 0.000
J.P. Morgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.355718 1.330739 1.217705 1.000000	$ $ $ $	1.538626 1.355718 1.330739 1.217705	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.451445 1.295150 1.205162 1.000000	$ $ $ $	1.455795 1.451445 1.295150 1.205162	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.407373 1.373361 1.277605 1.000000	$ $ $ $	1.643512 1.407373 1.373361 1.277605	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.177206 1.174817 1.086836 1.000000	$ $ $ $	1.285516 1.177206 1.174817 1.086836	6,645.652 6,940.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.573346 1.417665 1.257247 1.000000	$ $ $ $	1.909198 1.573346 1.417665 1.257247	1,524.413 0.000 0.000 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.408780 1.318758 1.192513 1.000000	$ $ $ $	1.462445 1.408780 1.318758 1.192513	0.000 0.000 0.000 0.000

45

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.048392 1.040825 1.011723 1.000000	$ $ $ $	1.075309 1.048392 1.040825 1.011723	6,866.252 21,806.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.412035 1.377884 1.218401 1.000000	$ $ $ $	1.654712 1.412035 1.377884 1.218401	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.372412 1.312796 1.213849 1.000000	$ $ $ $	1.532844 1.372412 1.312796 1.213849	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580617 1.450314 1.334243 1.000000	$ $ $ $	1.612498 1.580617 1.450314 1.334243	16,904.736 0.000 0.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.149052 1.200724 1.207910 1.000000	$ $ $ $	1.200724 1.149052 1.200724 1.207910	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280899 1.203735 1.099798 1.000000	$ $ $ $	1.375028 1.280899 1.203735 1.099798	11,125.774 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.317623 1.289055 1.155678 1.000000	$ $ $ $	1.439300 1.317623 1.289055 1.155678	49,395.588 0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588512 1.383835 1.212483 1.000000	$ $ $ $	1.699640 1.588512 1.383835 1.212483	17,316.689 9,940.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.649588 1.441358 1.253265 1.000000	$ $ $ $	1.708229 1.649588 1.441358 1.253265	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.002241 0.989235 0.994632 1.000000	$ $ $ $	1.033653 1.002241 0.989235 0.994632	3,077.360 82,848.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.396058 1.388348 1.307629 1.000000	$ $ $ $	1.388698 1.396058 1.388348 1.307629	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	49,992.154 41,575.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.684932 1.502279 1.315176 1.000000	$ $ $ $	2.049025 1.684932 1.502279 1.315176	4,836.223 4,862.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.378817 1.279936 1.152270 1.000000	$ $ $ $	1.498128 1.378817 1.279936 1.152270	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331937 1.257274 1.191283 1.000000	$ $ $ $	1.441000 1.331937 1.257274 1.191283	5,542.390 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.136976 1.092421 0.998447 1.000000	$ $ $ $	1.267676 1.136976 1.092421 0.998447	2,716.271 2,977.000 0.000 0.000

46

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.139348 1.062933 1.012659 1.000000	$ $ $ $	1.192910 1.139348 1.062933 1.012659	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.166530 1.129734 1.028983 1.000000	$ $ $ $	1.347197 1.166530 1.129734 1.028983	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.156857 1.020390 0.954070 1.000000	$ $ $ $	1.134725 1.156857 1.020390 0.954070	1,319.024 0.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.431098 1.242763 1.093234 1.000000	$ $ $ $	1.574294 1.431098 1.242763 1.093234	51,255.706 19,642.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.203501 1.154787 1.051697 1.000000	$ $ $ $	1.424871 1.203501 1.154787 1.051697	8,767.116 7,031.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.033325 0.992121 0.974625 1.000000	$ $ $ $	1.087133 1.033325 0.992121 0.974625	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.679083 1.441197 1.171204 1.000000	$ $ $ $	1.863182 1.679083 1.441197 1.171204	40,191.385 6,971.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.322459 1.307865 1.163843 1.000000	$ $ $ $	1.514528 1.322459 1.307865 1.163843	0.000 0.000 0.000 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.395231 1.261578 1.060809 1.000000	$ $ $ $	1.560633 1.395231 1.261578 1.060809	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.025549 0.984054 0.953700 1.000000	$ $ $ $	1.194022 1.025549 0.984054 0.953700	0.000 0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.053009 1.037499 1.000000	$ $ $	1.082570 1.053009 1.037499	11,716.555 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.265527 1.158107 1.000000	$ $ $	1.514528 1.265527 1.158107	11,642.606 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.227627 1.138642 1.000000	$ $ $	1.416010 1.227627 1.138642	0.000 0.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.239623 1.214218 1.000000	$ $ $	1.407397 1.239623 1.214218	7,383.841 6,282.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.077649 1.077074 1.000000	$ $ $	1.240178 1.077649 1.077074	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.070861 1.032777 0.985079 1.000000	$ $ $ $	1.193842 1.070861 1.032777 0.985079	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.167818 1.53001 1.052023 1.000000	$ $ $ $	1.286878 1.167818 1.53001 1.052023	50,881.653 16,569.000 0.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.027615 1.020371 1.000000	$ $ $	1.119375 1.027615 1.020371	0.000 0.000 0.000

47

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.072581 1.000000	$ $	1.215864 1.072581	12,942.294 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.023630 1.000000	$ $	1.080822 1.023630	85,310.568 85,311.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.077644 1.049665 1.000000	$ $ $	1.174699 1.077644 1.049665	94,224.555 62,987.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.189231 1.092265 1.000000	$ $ $	1.380707 1.189231 1.092265	42,981.950 20,080.000 0.000
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.210492 1.177364 1.047037 1.000000	$ $ $ $	1.430194 1.210492 1.177364 1.047037	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.224786 1.179538 1.089116 1.000000	$ $ $ $	1.323313 1.224786 1.179538 1.089116	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.299672 1.172954 1.040631 1.000000	$ $ $ $	1.483425 1.299672 1.172954 1.040631	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.249478 1.177978 1.071274 1.000000	$ $ $ $	1.375068 1.249478 1.177978 1.071274	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.283146 1.182586 1.055085 1.000000	$ $ $ $	1.441971 1.283146 1.182586 1.055085	0.000 0.000 0.000 0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.387034 1.211837 1.037373 1.000000	$ $ $ $	1.600985 1.387034 1.211837 1.037373	0.000 0.000 0.000 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.307639 1.202232 1.098404 1.000000	$ $ $ $	1.475760 1.307639 1.202232 1.098404	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.213677 1.156474 1.067291 1.000000	$ $ $ $	1.319231 1.213677 1.156474 1.067291	0.000 0.000 0.000 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.269220 1.193653 1.036131 1.000000	$ $ $ $	1.459676 1.269220 1.193653 1.036131	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.832327 1.635687 1.247170 1.000000	$ $ $ $	2.573569 1.832327 1.635687 1.247170	0.000 0.000 0.000 0.000
J.P. Morgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.143780 1.119870 1.021871 1.000000	$ $ $ $	1.302033 1.143780 1.119870 1.021871	0.000 0.000 0.000 0.000
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.159008 1.031770 0.957795 1.000000	$ $ $ $	1.166632 1.159008 1.031770 0.957795	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.135338 1.105003 1.025659 1.000000	$ $ $ $	1.328787 1.135338 1.105003 1.025659	0.000 0.000 0.000 0.000
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.252826 1.246462 1.150343 1.000000	$ $ $ $	1.372181 1.252826 1.246462 1.150343	0.000 0.000 0.000 0.000

48

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.231481 1.105264 0.979225 1.000000	$ $ $ $	1.496170 1.231481 1.105264 0.979225	0.000 0.000 0.000 0.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.418087 1.322924 1.193911 1.000000	$ $ $ $	1.475008 1.418087 1.322924 1.193911	0.000 0.000 0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.136148 1.124682 1.090330 1.000000	$ $ $ $	1.168829 1.136148 1.124682 1.090330	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.214671 1.181867 1.042793 1.000000	$ $ $ $	1.426503 1.214671 1.181867 1.042793	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.199234 1.144273 1.055194 1.000000	$ $ $ $	1.342311 1.199234 1.144273 1.055194	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.226760 1.123465 1.031215 1.000000	$ $ $ $	1.254498 1.226760 1.123465 1.031215	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	0.000000 0.000000 1.033137 1.000000	$ $ $ $	1.388874 0.000000 0.000000 1.033137	0.000 0.000 0.000 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.237092 1.160714 1.057833 1.000000	$ $ $ $	1.332696 1.237092 1.160714 1.057833	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.292368 1.260191 1.127956 1.000000	$ $ $ $	1.414865 1.292368 1.260191 1.127956	0.000 0.000 0.000 0.000
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.436101 1.248282 1.091940 1.000000	$ $ $ $	1.541267 1.436101 1.248282 1.091940	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.356483 1.182204 1.026868 1.000000	$ $ $ $	1.708229 1.356483 1.182204 1.026868	0.000 0.000 0.000 0.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.006491 0.990971 0.993896 1.000000	$ $ $ $	1.040621 1.006491 0.990971 0.993896	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.144051 1.135476 1.064476 1.000000	$ $ $ $	1.140761 1.144051 1.135476 1.064476	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.090697 1.080729 1.059877 1.000000	$ $ $ $	1.111955 1.090697 1.080729 1.059877	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.390238 1.237571 1.080388 1.000000	$ $ $ $	1.695068 1.390238 1.237571 1.080388	0.000 0.000 0.000 0.000

49

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.255965 1.162777 1.044706 1.000000	$ $ $ $	1.368013 1.255965 1.162777 1.044706	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.028462 0.968672 0.915881 1.000000	$ $ $ $	1.115871 1.028462 0.968672 0.915881	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

50

APPENDIX B

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV343 101 90 396 (Policy Form)	January 1997
AE 1138 1199 (endorsement - DCA)	November 1999

Product Feature	AV343 101 90 396 and AE 1138 1199

Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Nursing Care and Terminal Condition Withdrawal Option	Yes

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed either on a policy anniversary or on surrender; waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

51

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

PREMIUM ENHANCEMENT RIDER

An optional “premium enhancement” rider is available at the time you purchase your policy subject to certain issue age limitations. If you elect this rider, each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement. There is an extra charge for this rider.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and last longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available for all policies at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you purchase your policy (age limitations may apply). If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4%; of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccount, but this fee is only deducted for the first nine policy years. In addition to this fee, the surrender charge is higher and lasts longer if you elect this rider. In addition to the rider fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	9%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
8 - 9	1%
more than 10	0%

Other. If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

2

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Some selling firms require that the issue ages be lower for their clients. Accordingly, this supplement changes the issue age as follows:

The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older.

You should view the living benefits rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date, your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

2

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 - $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this rider:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charges and excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

3

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is

4

the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charges and excess interest adjustments that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is on the “For Life” benefit illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each variable investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

5

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice (s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities- Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice (s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to

6

10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment choices.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500, which is the applicable income benefit percentage (4.5%) multiplied by the total withdrawal base on the rider date ($100,000), each calendar year for the rest of your life

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

(assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Amount Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero,

2

you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

3

Please note:

•	Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and there are no more additional guaranteed withdrawals.

Designated Investment Choices. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Income Select for Life – Additional Options

You may elect the following options with the Income Select for Life rider (the options are not mutually exclusive except you cannot elect both growth and joint life):

•	Growth;

•	Additional Death Payment; and

•	Joint Life;

There is an additional fee for each option. You can elect any combination of options.

4

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

•	This option is not available with the joint life option.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

5

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	This option is not available with the growth option.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	Not Available
Additional Death Payment	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is not yet age 81 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

6

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

7

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus Dated May 1, 2007

LIQUIDITY RIDER

An optional “Liquidity Rider” is available for the Transamerica Landmark NY Variable Annuity. This rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Financial Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer that would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark NY Variable Annuity dated May 1, 2007

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

2

WD	= $10,000
EWD	= $1,856 ($10,000 - $8,144)
PV	= $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

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Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark NY Variable Annuity offered by Transamerica Financial Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2007, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division—Variable Annuity Dept., 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2007

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than 10 days after the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The policy value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner (You)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

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Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	premium payments; minus

•	partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $30.

Service Office—Financial Markets Division—Variable Annuity Dept., 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements or riders thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the

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date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required, or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s

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actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender in the guaranteed minimum death benefit is the gross withdrawal times [(a) divided by (b)] where:

(a)	is the amount of the death benefit prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in policy value due to excess partial surrender = 10,000 + 600
$23,400	adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after surrender) = 75,000 - 23,400
$34,400	new policy value (after surrender) = 50,000 - 5,000 - 10,600

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Summary:

Reduction in guaranteed minimum death benefit	= $23,400
Reduction in policy value	= $15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes 10% free percentage is available)
$7,500	excess partial surrender—(amount subject to surrender charge)
$450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$7,950	reduction in policy value due to excess partial surrender = 7,500 + 450
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
$59,550	new policy value (after surrender) = 75,000 - 7,500 - 7,950

Summary:

Reduction in the guaranteed minimum death benefit	= $15,450
Reduction in policy value	= $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

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Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage

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of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as

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rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and

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the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older).

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Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves

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under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the

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daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit)

Net Investment Factor = (A + B - C) - E

D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.
On a daily basis = 0.0000353875

Then, the net investment factor = (11.57 + 0 - 0) - 0.0000353875 = Z = 1.0148768932

11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
	Assume	= $X

B =	The net investment factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that

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subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
	Assume	= Z

	Then, the annuity unit value is:	$X * Y * Z = $ Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

$1,000

Where: A =	The policy value as of the annuity commencement date.
	Assume	.= $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	.= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	.= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	.= $Y

Then, the number of annuity units = $X = Z

$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical

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account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS	= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	= Per unit expenses of the subaccount for the 7-day period.

UV	= The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium surrendered based on the policy year since payment of the premium.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	= The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	= Per unit expenses of the subaccount for the 7-day period.

UV	= The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that

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result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 - 1)

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	= Expenses of the subaccount for the 30-day period.

U	= The average number of units outstanding.

UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.

ERV	= The ending redeemable value of the hypothetical account at the end of the period.

P	= A hypothetical initial payment of $1,000.

N	= The number of years in the period.

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Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts

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are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI also serves as distributor for the policies and, like us, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005, and 2004, before TCI replaced AFSG as principal underwriter for the policies, the amounts paid to AFSG in connection with all policies sold through the separate account were $828,102, $699,867, and $36,146, respectively. AFSG passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and/or our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to

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certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

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LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA BNY, which are available for investment by the Transamerica Landmark NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

24

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each underlying fund subaccount from the date of inception are shown in the following tables.

Subaccount	Year	1.95%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.201253 1.179421 1.000000	$ $ $	1.407450 1.201253 1.179421	0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.140199 1.106919 1.000000	$ $ $	1.220709 1.140199 1.106919	0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.284181 1.169683 1.000000	$ $ $	1.452146 1.284181 1.169683	0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.185058 1.127695 1.000000	$ $ $	1.292796 1.185058 1.127695	0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.243584 1.155592 1.000000	$ $ $	1.385012 1.243584 1.155592	0.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.027743	0.000
BlackRock Large Cap Value – Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.422266 1.252828 1.000000	$ $ $	1.627009 1.422266 1.252828	0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.246027 1.155832 1.000000	$ $ $	1.393350 1.246027 1.155832	0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.174585 1.128951 1.000000	$ $ $	1.265858 1.174585 1.128951	0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.289236 1.222563 1.000000	$ $ $	1.469566 1.289236 1.222563	0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.550371 1.396448 1.000000	$ $ $	2.158253 1.550371 1.396448	8,461.833 9,929.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004	$ $ $	1.162163 1.148055 1.000000	$ $ $	1.310582 1.162163 1.148055	0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004	$ $ $	1.223828 1.099019 1.000000	$ $ $	1.219689 1.223828 1.099019	0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.146477 1.125917 1.000000	$ $ $	1.330325 1.146477 1.125917	0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.103340 1.108153 1.000000	$ $ $	1.197194 1.103340 1.108153	0.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.317598 1.194818 1.000000	$ $ $	1.588686 1.317598 1.194818	0.000 0.000 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.169672 1.101933 1.000000	$ $ $	1.206505 1.169672 1.101933	0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.036872 1.035977 1.000000	$ $ $	1.056730 1.036872 1.035977	11,513.763 13,510.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004	$ $ $	1.218057 1.196204 1.000000	$ $ $	1.418333 1.218057 1.196204	120,991.500 126,047.000 0.000

25

Subaccount	Year	1.95% (continued)
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date April 28, 1995	2006 2005 2004	$ $ $	1.175487 1.131624 1.000000	$ $ $	1.304545 1.175487 1.131624	0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.187285 1.096368 1.000000	$ $ $	1.203528 1.187285 1.096368	0.000 0.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.136855 1.051742 1.000000	$ $ $	1.320902 1.136855 1.051742	0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.185899 1.121594 1.000000	$ $ $	1.264951 1.185899 1.121594	0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.148149 1.130446 1.000000	$ $ $	1.246196 1.148149 1.130446	0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.344838 1.179060 1.000000	$ $ $	1.429765 1.344838 1.179060	0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.343754 1.181645 1.000000	$ $ $	1.382669 1.343754 1.181645	0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	0.992507 0.985904 1.000000	$ $ $	1.017104 0.992507 0.985904	0.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.077966 1.078883 1.000000	$ $ $	1.065462 1.077966 1.078883	0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004	$ $ $	1.019453 1.019091 1.000000	$ $ $	1.030596 1.019453 1.019091	0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.388757 1.246139 1.000000	$ $ $	1.678120 1.388757 1.246139	0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.227649 1.146899 1.000000	$ $ $	1.325393 1.227649 1.146899	0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.094577 1.039809 1.000000	$ $ $	1.176644 1.094577 1.039809	0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.197589 1.158020 1.000000	$ $ $	1.326766 1.197589 1.158020	0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.142493 1.072689 1.000000	$ $ $	1.188594 1.142493 1.072689	0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.191917 1.161704 1.000000	$ $ $	1.367752 1.191917 1.161704	0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.213383 1.077097 1.000000	$ $ $	1.182605 1.213383 1.077097	0.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.338666 1.169932 1.000000	$ $ $	1.463244 1.338666 1.169932	0.000 0.000 0.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.214705 1.172981 1.000000	$ $ $	1.428992 1.214705 1.172981	0.000 0.000 0.000
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.069657 1.033578 1.000000	$ $ $	1.118214 1.069657 1.033578	0.000 0.000 0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.512707 1.306694 1.000000	$ $ $	1.667885 1.512707 1.306694	9,173.740 10,765.000 0.000
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.137526 1.132172 1.000000	$ $ $	1.294450 1.137526 1.132172	0.000 0.000 0.000

26

Subaccount	Year	1.95% (continued)
		Beginning AUV		Ending AUV		# Units
Janus Aspen -Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.331249 1.211421 1.000000	$ $ $	1.479596 1.331249 1.211421	0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.118394 1.080016 1.000000	$ $ $	1.293832 1.118394 1.080016	0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.041889 1.033116 1.000000	$ $ $	1.064326 1.041889 1.033116	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.252178 1.153212 1.000000	$ $ $	1.489031 1.252178 1.153212	0.000 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.214669 1.133828 1.000000	$ $ $	1.392154 1.214669 1.133828	0.000 0.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.226543 1.209086 1.000000	$ $ $	1.383688 1.226543 1.209086	0.000 0.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.066255 1.072511 1.000000	$ $ $	1.219266 1.066255 1.072511	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.055494 1.024468 1.000000	$ $ $	1.169232 1.055494 1.024468	0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.145035 1.137739 1.000000	$ $ $	1.253760 1.145035 1.137739	10,609.885 12,450.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.016754 1.016048 1.000000	$ $ $	1.100562 1.016754 1.016048	0.000 0.000 0.000
MTB Managed Allocation Fund - Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.068033 1.000000	$ $	1.203007 1.068033	0.000 0.000
MTB Managed Allocation Fund - Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.019299 1.000000	$ $	1.069411 1.019299	0.000 0.000
MTB Managed Allocation Fund - Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.066260 1.045226 1.000000	$ $ $	1.154904 1.066260 1.045226	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.176667 1.087641 1.000000	$ $ $	1.357442 1.176667 1.087641	0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.
Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

27

Subaccount	Year	1.90%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value – Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.131399 1.106948 1.000000	$ $ $	1.328892 1.131399 1.106948	0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.103671 1.069178 1.000000	$ $ $	1.185457 1.103671 1.069178	0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.221577 1.108979 1.000000	$ $ $	1.386105 1.221577 1.108979	0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.141339 1.082397 1.000000	$ $ $	1.248690 1.141339 1.082397	0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.189798 1.103022 1.000000	$ $ $	1.329219 1.189798 1.103022	0.000 0.000 0.000
BlackRock Large Cap Value – Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.308001 1.149534 1.000000	$ $ $	1.500901 1.308001 1.149534	0.000 0.000 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.174980 1.086653 1.000000	$ $ $	1.318260 1.174980 1.086653	0.000 0.000 0.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.120994 1.074461 1.000000	$ $ $	1.211335 1.120994 1.074461	0.000 0.000 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.195867 1.131313 1.000000	$ $ $	1.367246 1.195867 1.131313	0.000 0.000 0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.504164 1.350665 1.000000	$ $ $	2.100255 1.504164 1.350665	0.000 0.000 0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004	$ $ $	1.104578 1.087884 1.000000	$ $ $	1.250019 1.104578 1.087884	0.000 0.000 0.000
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004	$ $ $	1.208492 1.082175 1.000000	$ $ $	1.209298 1.208492 1.082175	0.000 0.000 0.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.085161 1.062410 1.000000	$ $ $	1.262602 1.085161 1.062410	0.000 0.000 0.000
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.078997 1.079864 1.000000	$ $ $	1.174853 1.078997 1.079864	0.000 0.000 0.000
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.232818 1.112988 1.000000	$ $ $	1.488998 1.232818 1.112988	0.000 0.000 0.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.188357 1.115140 1.000000	$ $ $	1.228795 1.188357 1.115140	0.000 0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.035454 1.031061 1.000000	$ $ $	1.058986 1.035454 1.031061	0.000 0.000 0.000
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005 2004	$ $ $	1.135192 1.111045 1.000000	$ $ $	1.325340 1.135192 1.111045	0.000 0.000 0.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004	$ $ $	1.125243 1.080008 1.000000	$ $ $	1.252094 1.125243 1.080008	0.000 0.000 0.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.149311 1.058742 1.000000	$ $ $	1.168389 1.149311 1.058742	0.000 0.000 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.164225 1.098789 1.000000	$ $ $	1.246840 1.164225 1.098789	0.000 0.000 0.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.115338 1.093986 1.000000	$ $ $	1.213879 1.115338 1.093986	0.000 0.000 0.000

28

Subaccount	Year	1.90% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.267991 1.108666 1.000000	$ $ $	1.352847 1.267991 1.108666	0.000 0.000 0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.212554 1.063008 1.000000	$ $ $	1.250717 1.212554 1.063008	0.000 0.000 0.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.004899 0.995247 1.000000	$ $ $	1.032870 1.004899 0.995247	0.000 0.000 0.000
Transamerica Science and Technology - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.071655 1.069900 1.000000	$ $ $	1.062288 1.071655 1.069900	0.000 0.000 0.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004	$ $ $	1.026814 1.023440 1.000000	$ $ $	1.040681 1.026814 1.023440	0.000 0.000 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.270912 1.138045 1.000000	$ $ $	1.540478 1.270912 1.138045	0.000 0.000 0.000
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.182560 1.101276 1.000000	$ $ $	1.280496 1.182560 1.101276	0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.127686 1.068405 1.000000	$ $ $	1.216346 1.127686 1.068405	0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.100437 1.063559 1.000000	$ $ $	1.219737 1.100437 1.063559	0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.137289 1.067283 1.000000	$ $ $	1.188594 1.137289 1.067283	0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.101553 1.073104 1.000000	$ $ $	1.264679 1.101553 1.073104	0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.219723 1.082194 1.000000	$ $ $	1.189361 1.219723 1.082194	0.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.264460 1.104549 1.000000	$ $ $	1.382814 1.264460 1.104549	0.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.126993 1.087742 1.000000	$ $ $	1.326463 1.126993 1.087742	0.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.072393 1.035711 1.000000	$ $ $	1.121625 1.072393 1.035711	0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.401911 1.210398 1.000000	$ $ $	1.546491 1.401911 1.210398	0.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.120314 1.114498 1.000000	$ $ $	1.275487 1.120314 1.114498	0.000 0.000 0.000
Janus Aspen -Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.258498 1.144673 1.000000	$ $ $	1.399422 1.258498 1.144673	0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.073285 1.035933 1.000000	$ $ $	1.242261 1.073285 1.035933	0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.042756 1.033456 1.000000	$ $ $	1.065739 1.042756 1.033456	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.253206 1.153595 1.000000	$ $ $	1.490972 1.253206 1.153595	0.000 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.215651 1.134193 1.000000	$ $ $	1.393966 1.215651 1.134193	0.000 0.000 0.000

29

Subaccount	Year	1.90% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.227534 1.209477 1.000000	$ $ $	1.385493 1.227534 1.209477	0.000 0.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.067123 1.072860 1.000000	$ $ $	1.220855 1.067123 1.072860	0.000 0.000 0.000
MFS New Discovery Series -Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.081981 1.049670 1.000000	$ $ $	1.199152 1.081981 1.049670	0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.092621 1.085134 1.000000	$ $ $	1.196943 1.092621 1.085134	0.000 0.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.017579 1.016374 1.000000	$ $ $	1.101983 1.017579 1.016374	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.068389 1.000000	$ $	1.203999 1.068389	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.019626 1.000000	$ $	1.070277 1.019626	0.000 0.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.067132 1.045571 1.000000	$ $ $	1.156416 1.067132 1.045571	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.177636 1.088005 1.000000	$ $ $	1.359215 1.177636 1.088005	0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(6)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

30

Subaccount	Year	1.80%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.399290 1.371834 1.000000	$ $ $	1.641878 1.399290 1.371834	0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.280824 1.241621 1.000000	$ $ $	1.373273 1.280824 1.241621	0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.531359 1.392775 1.000000	$ $ $	1.734202 1.531359 1.392775	0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.351853 1.284535 1.000000	$ $ $	1.476927 1.351853 1.284535	0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.442088 1.338083 1.000000	$ $ $	1.608453 1.442088 1.338083	0.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.028754	0.000
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.655859 1.456462 1.000000	$ $ $	1.897007 1.655859 1.456462	0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.533955 1.420834 1.000000	$ $ $	1.717839 1.533955 1.420834	0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.397454 1.341192 1.000000	$ $ $	1.508254 1.397454 1.341192	0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.545974 1.463879 1.000000	$ $ $	1.764813 1.545974 1.463879	0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.831065 1.646832 1.000000	$ $ $	2.552750 1.831065 1.646832	0.000 0.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004	$ $ $	1.338044 1.319853 1.000000	$ $ $	1.511147 1.338044 1.319853	0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004	$ $ $	1.432514 1.284548 1.000000	$ $ $	1.429758 1.432514 1.284548	0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.389017 1.362113 1.000000	$ $ $	1.614131 1.389017 1.362113	0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004	$ $ $	1.161857 1.165192 1.000000	$ $ $	1.262547 1.161857 1.165192	0.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.552796 1.406046 1.000000	$ $ $	1.875035 1.552796 1.406046	81,888.783 1,552.000 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.390417 1.307980 1.000000	$ $ $	1.436307 1.390417 1.307980	0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.034705 1.032300 1.000000	$ $ $	1.056081 1.034705 1.032300	0.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004	$ $ $	1.393606 1.366596 1.000000	$ $ $	1.625122 1.393606 1.366596	0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004	$ $ $	1.354520 1.302059 1.000000	$ $ $	1.505454 1.354520 1.302059	98,760.619 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.559996 1.438430 1.000000	$ $ $	1.583665 1.559996 1.438430	995.785 999.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.139655 1.194833 1.000000	$ $ $	1.326111 1.139655 1.194833	0.000 0.000 0.000

31

Subaccount	Year	1.80% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.264158 1.193854 1.000000	$ $ $	1.350408 1.264158 1.193854	0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.300420 1.278480 1.000000	$ $ $	1.143552 1.300420 1.278480	0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.567795 1.372516 1.000000	$ $ $	1.669256 1.567795 1.372516	781.505 784.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.628076 1.429566 1.000000	$ $ $	1.677686 1.628076 1.429566	1,004.351 1,008.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	0.989153 0.981125 1.000000	$ $ $	1.015159 0.989153 0.981125	0.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.377844 1.376983 1.000000	$ $ $	1.363850 1.377844 1.376983	0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004	$ $ $	1.006674 1.004835 1.000000	$ $ $	1.019177 1.006674 1.004835	0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.662924 1.489961 1.000000	$ $ $	2.012367 1.662924 1.489961	0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004	$ $ $	1.360851 1.269474 1.000000	$ $ $	1.471367 1.360851 1.269474	0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.314576 1.246984 1.000000	$ $ $	1.415249 1.314576 1.246984	98,505.413 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.116640 1.078165 1.000000	$ $ $	1.238907 1.116640 1.078165	0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.118962 1.049046 1.000000	$ $ $	1.165818 1.118962 1.049046	0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.145620 1.114942 1.000000	$ $ $	1.316563 1.145620 1.114942	114,733.846 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004	$ $ $	1.136120 1.007039 1.000000	$ $ $	1.108921 1.136120 1.007039	0.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.405466 1.226508 1.000000	$ $ $	1.538520 1.405466 1.226508	93,033.244 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.181956 1.139689 1.000000	$ $ $	1.392518 1.181956 1.139689	0.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.014833 0.979170 1.000000	$ $ $	1.062459 1.014833 0.979170	132,109.706 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.649015 1.422355 1.000000	$ $ $	1.820851 1.649015 1.422355	0.000 0.000 0.000
Janus Aspen -Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.370267 1.245100 1.000000	$ $ $	1.525205 1.370267 1.245100	0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004	$ $ $	1.007177 0.971196 1.000000	$ $ $	1.166880 1.007177 0.971196	0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.044457 1.034136 1.000000	$ $ $	1.068506 1.044457 1.034136	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.255241 1.154341 1.000000	$ $ $	1.494855 1.255241 1.154341	195,878.182 0.000 0.000

32

Subaccount	Year	1.80% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.217630 1.134937 1.000000	$ $ $	1.397600 1.217630 1.134937	0.000 0.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.229540 1.210268 1.000000	$ $ $	1.389111 1.229540 1.210268	0.000 0.000 0.000
JPMorgan US Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.068872 1.073560 1.000000	$ $ $	1.224052 1.068872 1.073560	121,765.881 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.051684 1.019281 1.000000	$ $ $	1.166718 1.051684 1.019281	0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004	$ $ $	1.146906 1.137939 1.000000	$ $ $	1.257638 1.146906 1.137939	114,530.230 0.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.019246 1.017036 1.000000	$ $ $	1.104865 1.019246 1.017036	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.069080 1.000000	$ $	1.205953 1.069080	44,689.592 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.020296 1.000000	$ $	1.072027 1.020296	0.000 0.000
MTB Managed Allocation Fund – Moderate Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.068861 1.046243 1.000000	$ $ $	1.159420 1.068861 1.046243	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.179556 1.088712 1.000000	$ $ $	1.362770 1.179556 1.088712	972.632 976.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

33

Subaccount	Year	1.75%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.206352 1.182108 1.058705 1.000000	$ $ $ $	1.416187 1.206352 1.182108 1.058705	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.145048 1.109452 1.031475 1.000000	$ $ $ $	1.228310 1.145048 1.109452 1.031475	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.289634 1.172356 1.047313 1.000000	$ $ $ $	1.461173 1.289634 1.172356 1.047313	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.190084 1.130267 1.034952 1.000000	$ $ $ $	1.300828 1.190084 1.130267 1.034952	958,825.693 87,188.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.248872 1.158230 1.041486 1.000000	$ $ $ $	1.393633 1.248872 1.158230 1.041486	1,638,797.134 1,500,460.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.029080	0.000
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.428310 1.255686 1.082819 1.000000	$ $ $ $	1.637122 1.428310 1.255686 1.082819	0.000 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.251330 1.158478 1.065807 1.000000	$ $ $ $	1.402018 1.251330 1.158478 1.065807	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.179580 1.131534 1.051553 1.000000	$ $ $ $	1.273730 1.179580 1.131534 1.051553	0.000 0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.294708 1.22351 1.071304 1.000000	$ $ $ $	1.478703 1.294708 1.22351 1.071304	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.556957 1.399624 1.074880 1.000000	$ $ $ $	2.171675 1.556957 1.399624 1.074880	20,092.486 22,362.000 0.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.167098 1.150680 1.057615 1.000000	$ $ $ $	1.318714 1.167098 1.150680 1.057615	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.229010 1.101525 1.029556 1.000000	$ $ $ $	1.227252 1.229010 1.101525 1.029556	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.151349 1.128495 1.054491 1.000000	$ $ $ $	1.338596 1.151349 1.128495 1.054491	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.108034 1.110681 1.032077 1.000000	$ $ $ $	1.204638 1.108034 1.110681 1.032077	0.000 0.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.323194 1.197547 1.066764 1.000000	$ $ $ $	1.598568 1.323194 1.197547 1.066764	0.000 0.000 0.000 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.174639 1.104452 1.003164 1.000000	$ $ $ $	1.214015 1.174639 1.104452 1.003164	0.000 0.000 0.000 0.000

34

Subaccount	Year	1.75% (continued)
		Beginning AUV		Ending AUV		# Units
PIMCO Total Return – Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.041272 1.038341 1.013806 1.000000	$ $ $ $	1.063302 1.041272 1.038341 1.013806	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.223238 1.198941 1.064894 1.000000	$ $ $ $	1.427152 1.223238 1.198941 1.064894	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.180486 1.134212 1.053400 1.000000	$ $ $ $	1.312668 1.180486 1.134212 1.053400	29,583.014 29,528.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.192331 1.098874 1.015430 1.000000	$ $ $ $	1.211011 1.192331 1.098874 1.015430	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.140576 1.052762 1.060617 1.000000	$ $ $ $	1.327814 1.140576 1.052762 1.060617	29,740.781 31,677.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.190939 1.124154 1.031670 1.000000	$ $ $ $	1.272818 1.190939 1.124154 1.031670	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.153021 1.133011 1.020318 1.000000	$ $ $ $	1.253940 1.153021 1.133011 1.020318	57,267.933 60,910.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.350556 1.181752 1.040034 1.000000	$ $ $ $	1.438658 1.350556 1.181752 1.040034	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.349446 1.184331 1.034365 1.000000	$ $ $ $	1.391249 1.349446 1.184331 1.034365	479,585.025 479,585.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	0.996740 0.988163 0.997975 1.000000	$ $ $ $	1.023447 0.996740 0.988163 0.997975	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.082559 1.081350 1.023018 1.000000	$ $ $ $	1.072106 1.082559 1.081350 1.023018	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.023786 1.021415 1.010033 1.000000	$ $ $ $	1.037003 1.023786 1.021415 1.010033	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation – Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.394564 1.248984 1.098299 1.000000	$ $ $ $	1.688553 1.394564 1.248984 1.098299	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.232880 1.149531 1.039475 1.000000	$ $ $ $	1.333655 1.232880 1.149531 1.039475	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.099210 1.042187 0.991877 1.000000	$ $ $ $	1.183963 1.099210 1.042187 0.991877	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.422329 1.372649 1.260152 1.000000	$ $ $ $	1.578848 1.422329 1.372649 1.260152	0.000 0.000 0.000 0.000

35

Subaccount	Year	1.75% (continued)
		Beginning AUV		Ending AUV		# Units
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.349173 1.264269 1.209842 1.000000	$ $ $ $	1.406365 1.349173 1.264269 1.209842	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.375591 1.338105 1.224207 1.000000	$ $ $ $	1.581624 1.375591 1.338105 1.224207	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370855 1.214502 1.140633 1.000000	$ $ $ $	1.338697 1.370855 1.214502 1.140633	0.000 0.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.615072 1.408730 1.244755 1.000000	$ $ $ $	1.768828 1.615072 1.408730 1.244755	0.000 0.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.388679 1.338348 1.224303 1.000000	$ $ $ $	1.636867 1.388679 1.338348 1.224303	0.000 0.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.303457 1.257037 1.240368 1.000000	$ $ $ $	1.365301 1.303457 1.257037 1.240368	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.923135 1.657981 1.353371 1.000000	$ $ $ $	2.124578 1.923135 1.657981 1.353371	34,684.412 38,577.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.634008 1.623128 1.450821 1.000000	$ $ $ $	1.863070 1.634008 1.623128 1.450821	20,767.366 21,239.000 0.000 0.000
Janus Aspen -Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.681417 1.527091 1.289799 1.000000	$ $ $ $	1.872445 1.681417 1.527091 1.289799	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.256787 1.211286 1.179152 1.000000	$ $ $ $	1.456794 1.256787 1.211286 1.179152	0.000 0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.045296 1.034467 1.000000	$ $ $	1.069898 1.045296 1.034467	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.256269 1.154714 1.000000	$ $ $	1.496811 1.256269 1.154714	0.000 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.218609 1.135295 1.000000	$ $ $	1.399400 1.218609 1.135295	0.000 0.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.230543 1.210664 1.000000	$ $ $	1.390927 1.230543 1.210664	0.000 0.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.069732 1.073903 1.000000	$ $ $	1.225642 1.069732 1.073903	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.380613 1.337418 1.281338 1.000000	$ $ $ $	1.532380 1.380613 1.337418 1.281338	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.229937 1.219729 1.117863 1.000000	$ $ $ $	1.349359 1.229937 1.219729 1.117863	0.000 0.000 0.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.020084 1.017372 1.000000	$ $ $	1.106315 1.020084 1.017372	0.000 0.000 0.000

36

Subaccount	Year	1.75% (continued)
		Beginning AUV		Ending AUV		# Units
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.069424 1.000000	$ $	1.206940 1.069424	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.020620 1.000000	$ $	1.072891 1.020620	0.000 0.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.069731 1.046579 1.000000	$ $ $	1.160938 1.069731 1.046579	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.180515 1.089064 1.000000	$ $ $	1.364539 1.180515 1.089064	55,794.912 60,772.000 0.000
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.379118 1.347332 1.203525 1.000000	$ $ $ $	1.622239 1.379118 1.347332 1.203525	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.312681 1.269781 1.177668 1.000000	$ $ $ $	1.412022 1.312681 1.269781 1.177668	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.526920 1.384153 1.233465 1.000000	$ $ $ $	1.735116 1.526920 1.384153 1.233465	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.375887 1.302907 1.190153 1.000000	$ $ $ $	1.507513 1.375887 1.302907 1.190153	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio – Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.456226 1.348033 1.208053 1.000000	$ $ $ $	1.629249 1.456226 1.348033 1.208053	0.000 0.000 0.000 0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.595385 1.400049 1.203821 1.000000	$ $ $ $	1.833356 1.595385 1.400049 1.203821	0.000 0.000 0.000 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.528367 1.411399 1.295258 1.000000	$ $ $ $	1.717258 1.528367 1.411399 1.295258	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.431638 1.370204 1.270172 1.000000	$ $ $ $	1.549296 1.431638 1.370204 1.270172	0.000 0.000 0.000 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.532336 1.447475 1.262050 1.000000	$ $ $ $	1.754507 1.532336 1.447475 1.262050	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.980333 1.775643 1.359907 1.000000	$ $ $ $	2.769192 1.980333 1.775643 1.359907	0.000 0.000 0.000 0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.335594 1.313472 1.203874 1.000000	$ $ $ $	1.513678 1.335594 1.313472 1.203874	0.000 0.000 0.000 0.000
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.440552 1.288084 1.201055 1.000000	$ $ $ $	1.443627 1.440552 1.288084 1.201055	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.364040 1.333479 1.243238 1.000000	$ $ $ $	1.589416 1.364040 1.333479 1.243238	0.000 0.000 0.000 0.000
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.231758 1.230936 1.141066 1.000000	$ $ $ $	1.343159 1.231758 1.230936 1.141066	0.000 0.000 0.000 0.000

37

Subaccount	Year	1.75% (continued)
		Beginning AUV		Ending AUV		# Units
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.500930 1.353054 1.204089 1.000000	$ $ $ $	1.815492 1.500930 1.353054 1.204089	0.000 0.000 0.000 0.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.401443 1.313185 1.190396 1.000000	$ $ $ $	1.451258 1.401443 1.313185 1.190396	0.000 0.000 0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.067500 1.061411 1.033571 1.000000	$ $ $ $	1.093366 1.067500 1.061411 1.033571	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.361817 1.330906 1.179524 1.000000	$ $ $ $	1.592265 1.361817 1.330906 1.179524	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.379123 1.321746 1.224267 1.000000	$ $ $ $	1.536848 1.379123 1.321746 1.224267	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.574749 1.448541 1.335517 1.000000	$ $ $ $	1.603251 1.574749 1.448541 1.335517	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	0.000000 0.000000 1.180561 1.000000	$ $ $ $	1.566139 0.000000 0.000000 1.180561	0.000 0.000 0.000 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.275489 1.202024 1.100357 1.000000	$ $ $ $	1.368009 1.275489 1.202024 1.100357	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.343575 1.315921 1.183098 1.000000	$ $ $ $	1.464452 1.343575 1.315921 1.183098	0.000 0.000 0.000 0.000
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.601768 1.398461 1.228774 1.000000	$ $ $ $	1.711474 1.601768 1.398461 1.228774	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.658363 1.451701 1.266571 1.000000	$ $ $ $	1.713077 1.658363 1.451701 1.266571	0.000 0.000 0.000 0.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	0.994099 0.983100 0.990402 1.000000	$ $ $ $	1.023273 0.994099 0.983100 0.990402	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.434165 1.429720 1.346290 1.000000	$ $ $ $	1.423725 1.434165 1.429720 1.346290	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.038511 1.033585 1.018170 1.000000	$ $ $ $	1.054083 1.038511 1.033585 1.018170	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.639880 1.466280 1.285755 1.000000	$ $ $ $	1.990629 1.639880 1.466280 1.285755	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.363739 1.268142 1.144444 1.000000	$ $ $ $	1.478850 1.363739 1.268142 1.144444	0.000 0.000 0.000 0.000

38

Subaccount	Year	1.75% (continued)
		Beginning AUV		Ending AUV		# Units
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.333014 1.261063 1.197654 1.000000	$ $ $ $	1.439923 1.333014 1.261063 1.197654	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

39

Subaccount	Year	1.55%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.086762 1.059628 0.944663 0.744847 0.938285 1.000000	$ $ $ $ $ $	1.280857 1.086762 1.059628 0.944663 0.744847 0.938285	0.000 0.000 0.000 4,902.8259 5,905.982 5,911.128
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.213762 1.171794 1.084641 0.896108 1.000000	$ $ $ $ $	1.308178 1.213762 1.171794 1.084641 0.896108	0.000 0.000 40,883.000 0.000 100.00
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287977 1.165251 1.036347 0.804600 1.000000	$ $ $ $ $	1.466466 1.287977 1.165251 1.036347 0.804600	39,311.453 32,684.000 38,724.000 32,495.131 100.00
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.238214 1.170234 1.034952 0.867636 1.000000	$ $ $ $ $	1.359333 1.238214 1.170234 1.034952 0.867636	136,777.526 83,529.000 41,496.000 0.000 100.00
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.271629 1.174845 1.050773 0.839081 1.000000	$ $ $ $ $	1.425519 1.271629 1.174845 1.050773 0.839081	161,164.112 132,153.000 332,504.000 3,283.334 100.00
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.501085 1.314713 1.128224 0.882787 1.044981 1.080814 1.000000	$ $ $ $ $ $ $	1.728379 1.501085 1.314713 1.128224 0.882787 1.044981 1.080814	79,469.649 92,884.000 110,741.000 34,223.474 45,275.931 42,812.150 2,959.117
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.431376 1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.000000	$ $ $ $ $ $ $ $	1.611439 1.431376 1.319244 1.208296 0.891692 1.125133 1.274775 1.530432	72,964.389 87,303.000 97,164.000 113,043.815 69,924.721 95,975.582 93,921.969 8,817.278
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.960354 0.917337 0.848695 0.631386 0.841423 0.884476 1.000000	$ $ $ $ $ $ $	1.041317 0.960354 0.917337 0.848695 0.631386 0.841423 0.884476	8,840.022 10,223.000 7,308.000 5,538.360 6,678.832 6,684.646 1,138.031
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.532336 2.736295 2.381070 1.796659 2.300746 2.191158 2.107532 2.207657 2.022644	$ $ $ $ $ $ $ $ $	3.329732 1.532336 2.736295 2.381070 1.796659 2.300746 2.191158 2.107532 2.207657	41,435.195 121,518.000 155,321.000 246,047.966 258,960.664 270,419.710 242,351.466 173,486.830 106,211.103
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.815856 1.624970 1.242059 0.929213 1.000000	$ $ $ $ $	2.544168 1.815856 1.624970 1.242059 0.929213	3,615.514 8,740.000 5,698.000 4,732.749 5,175.844

40

Subaccount	Year	1.55% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.462270 1.435224 1.312864 1.033936 1.392379 1.606561 1.831468 1.574026 1.199020	$ $ $ $ $ $ $ $ $	1.660482 1.462270 1.435224 1.312864 1.033936 1.392379 1.606561 1.831468 1.574026	78,058.928 243,534.000 574,166.000 586,841.706 596,773.529 631,443.266 721,520.270 511,192.617 202,995.681
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.898512 0.801842 0.746188 0.588432 0.862821 1.075789 1.235481 1.197263 1.136598	$ $ $ $ $ $ $ $ $	0.902202 0.898512 0.801842 0.746188 0.588432 0.862821 1.075789 1.235481 1.197263	74,404.749 109,558.000 154,323.000 176,980.062 192,044.741 195,738.642 178,461.289 89,492.709 70,958.668
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.127017 1.099598 1.023166 0.768775 1.036993 1.031639 1.000000	$ $ $ $ $ $ $	1.315813 1.127017 1.099598 1.023166 0.768775 1.036993 1.031639	112,485.859 133,953.000 138,137.000 138,158.302 51,542.560 51,746.986 19,865.045
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.206061 1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 1.000000	$ $ $ $ $ $ $ $	1.317726 1.206061 1.202886 1.112877 0.959844 0.954934 0.934479 1.000739	84,234.967 102,161.000 123,393.000 205,467.040 178,894.560 65,342.576 40,339.546 1,010.192
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.986968 0.887981 0.788649 0.639197 0.832379 1.000000	$ $ $ $ $ $	1.196166 0.986968 0.887981 0.788649 0.639197 0.832379	3,029.398 0.000 1,477.000 1,487.8205 999.092 1,000.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.829621 0.775852 0.701926 0.564189 0.774069 0.915132 1.000000	$ $ $ $ $ $ $	0.860803 0.829621 0.775852 0.701926 0.564189 0.774069 0.915132	98,665.528 146,109.000 89,046.000 63,050.610 123,295.390 123,301.237 41,944.014
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.125921 1.117299 1.085852 1.051137 1.000000	$ $ $ $ $	1.155465 1.125921 1.117299 1.085852 1.051137	135,212.393 125,480.000 85,684.000 106,038.954 92,820.703
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	2.875334 2.804550 2.480657 2.005805 2.336285 2.322307 2.099660 2.060734 1.885394	$ $ $ $ $ $ $ $ $	3.368488 2.875334 2.804550 2.480657 2.005805 2.336285 2.322307 2.099660 2.060734	125,121.853 264,933.000 437,391.000 580,177.178 565,018.340 556,085.801 444,498.428 331,752.822 145,891.829

41

Subaccount	Year	1.55% (continued)
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	2.990128 2.860098 2.643952 2.053295 2.701515 3.049975 3.112902 2.586964 2.011973	$ $ $ $ $ $ $ $ $	3.338650 2.990128 2.860098 2.643952 2.053295 2.701515 3.049975 3.112902 2.586964	76,203.491 163,608.000 484,661.000 654,455.626 672,750.277 765,900.531 521,078.691 380,267.267 206,657.078
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.889508 0.816617 0.751414 0.543474 0.759675 0.854538 1.000000	$ $ $ $ $ $ $	0.907388 0.889508 0.816617 0.751414 0.543474 0.759675 0.854538	77,541.168 117,453.000 118,312.000 123,785.556 127,664.408 88,894.568 21,134.126
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.593475 0.560767 0.750221 0.601160 0.777811 0.949871 1.000000	$ $ $ $ $ $ $	0.694258 0.593475 0.560767 0.750221 0.601160 0.777811 0.949871	156,903.517 309,293.000 179,177.000 0.000 998.103 999.010 1,000.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.225959 1.153085 1.053487 0.939281 1.000000	$ $ $ $ $	1.317444 1.225959 1.153085 1.053487 0.939281	0.000 0.000 0.000 0.000 100.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.280730 1.251920 1.123331 0.922464 1.000000	$ $ $ $ $	1.398675 1.280730 1.251920 1.123331 0.922464	4,423.502 9,340.000 5,012.000 2,512.159 2,777.402
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.871749 0.759605 0.666113 0.515473 0.673200 0.830010 1.000000	$ $ $ $ $ $ $	0.933273 0.871749 0.759605 0.666113 0.515473 0.673200 0.830010	1,003,887.968 398,346.000 408,335.000 254,511.478 255,531.386 248,639.622 49,791.821
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.585850 1.385505 1.206431 0.933700 1.106551 1.000000	$ $ $ $ $ $	1.641388 1.585850 1.385505 1.206431 0.933700 1.106551	28,705.306 30,285.000 31,529.000 3,005.147 6,545.703 1,000.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.355166 1.337543 1.344809 1.000000	$ $ $ $	1.397684 1.355166 1.337543 1.344809	289,507.786 76,191.000 423,958.000 421,796.751
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.749053 0.745263 0.471165 0.471165 0.773226 1.000000	$ $ $ $ $ $	0.745053 0.749053 0.745263 0.471165 0.471165 0.773226	70,772.686 70,773.000 70,773.000 0.000 999.094 1,000.000
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	4.517208 4.039241 3.525694 1.876147 3.147350 2.481941 2.270110 1.781675 1.780884	$ $ $ $ $ $ $ $ $	5.251546 4.517208 4.039241 3.525694 1.876147 3.147350 2.481941 2.270110 1.781675	109,775.447 195,167.000 254,823.000 267,854.289 296,499.187 298,122.905 222,186.842 92,417.541 119,463.216

42

Subaccount	Year	1.55% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.521732 1.511541 1.486055 1.465892 1.406799 1.359434 1.253119 1.283673 1.231625	$ $ $ $ $ $ $ $ $	1.547592 1.521732 1.511541 1.486055 1.465892 1.406799 1.359434 1.253119 1.283673	293,195.333 438,544.000 579,358.000 816,380.283 894,347.207 424,671.372 352,869.442 123,620.377 38,151.310
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.666550 1.487198 1.301525 0.995170 1.217188 1.604565 1.993345 1.529380 1.313338	$ $ $ $ $ $ $ $ $	2.026974 1.666550 1.487198 1.301525 0.995170 1.217188 1.604565 1.993345 1.529380	86,712.119 155,637.000 226,175.000 331,430.212 343,155.992 394,641.026 286,553.696 113,650.831 39,361.912
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	3.135303 2.909800 2.620788 2.197980 2.669327 2.916927 3.148754 2.529863 2.168718	$ $ $ $ $ $ $ $ $	3.406631 3.135303 2.909800 2.620788 2.197980 2.669327 2.916927 3.148754 2.529863	71,103.545 105,820.000 202,899.000 228,163.426 278,147.691 303,649.088 220,450.321 77,640.163 31,242.813
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.748559 0.706779 0.669908 0.530826 0.805310 1.000000	$ $ $ $ $ $	0.810185 0.748559 0.706779 0.669908 0.530826 0.805310	0.000 0.000 0.000 0.000 999.090 1,000.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.126766 1.085273 0.994356 0.757548 1.000000	$ $ $ $ $	1.253207 1.126766 1.085273 0.994356 0.757548	679.678 694.000 708.000 0.000 100.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.129078 1.055944 1.008489 0.792764 1.000000	$ $ $ $ $	1.179248 1.129078 1.055944 1.008489 0.792764	0.000 24,590.000 24,590.000 23,333.109 100.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.039808 1.009478 0.921732 0.708109 0.925071 1.000000	$ $ $ $ $ $	1.197896 1.039808 1.009478 0.921732 0.708109 0.925071	8,373.555 8,389.000 15,028.000 19,191.425 30,618.120 53,456.320
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.852963 0.754200 0.706925 0.581903 0.854462 1.000000	$ $ $ $ $ $	0.834587 0.852963 0.754200 0.706925 0.581903 0.854462	0.000 0.000 0.000 0.000 999.096 1,000.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.162724 1.012189 0.892604 0.707070 0.794319 0.921627 1.000000	$ $ $ $ $ $ $	1.275926 1.162724 1.012189 0.892604 0.707070 0.794319 0.921627	138,255.508 141,013.000 207,607.000 220,564.467 225,339.200 298,213.600 230,856.696

43

Subaccount	Year	1.55% (continued)
		Beginning AUV		Ending AUV		# Units
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.202448 1.156611 1.055967 0.824682 1.010868 1.083236 1.000000	$ $ $ $ $ $ $	1.420132 1.202448 1.156611 1.055967 0.824682 1.010868 1.083236	153,827.312 194,000.000 216,125.000 379,246.635 501,488.585 501,313.980 45,762.072
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	.0819443 0.788705 0.776712 0.595094 0.867001 1.000000	$ $ $ $ $ $	0.860003 .0819443 0.788705 0.776712 0.595094 0.867001	0.000 13,049.000 20,836.000 20,864.670 9,262.178 1,000.000
Fidelity -VIP Growth Opportunities - Portfolio Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.785264 0.733732 0.697106 0.547049 0.712295 0.847487 1.000000	$ $ $ $ $ $ $	0.812890 0.785264 0.733732 0.697106 0.547049 0.712295 0.847487	51,420.936 52,368.000 52,433.000 52,506.135 49,750.455 82,395.506 50,247.247
Fidelity -VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.820440 1.566373 1.276074 0.937298 1.057890 1.113532 1.000000	$ $ $ $ $ $ $	2.015076 1.820440 1.566373 1.276074 0.937298 1.057890 1.113532	161,824.340 213,673.000 240,877.000 315,275.186 316,407.900 329,109.539 234,192.708
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.310560 1.299278 1.159068 0.747954 1.000000	$ $ $ $ $	1.497211 1.310560 1.299278 1.159068 0.747954	3263.674 3,264.000 3,527.000 5,154.947 5,983.176
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.539817 0.489306 0.412456 0.310792 0.439076 0.738193 1.000000	$ $ $ $ $ $ $	0.602328 0.539817 0.489306 0.412456 0.310792 0.439076 0.738193	8,388.657 0.000 0.000 60,249.305 85,796.948 33,895.136 5,266.187
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.187087 1.095813 0.944696 0.679339 0.900877 0.998590 1.000000	$ $ $ $ $ $ $	1.345127 1.187087 1.095813 0.944696 0.679339 0.900877 0.998590	2,775.100 3,471.000 10,137.000 10,146.701 36,913.674 71,562.862 27,363.900
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.644742 0.620178 0.602539 0.494711 0.676228 0.887518 1.000000	$ $ $ $ $ $ $	0.748812 0.644742 0.620178 0.602539 0.494711 0.676228 0.887518	118,332.390 139,196.000 139,208.000 203,633.664 207,743.633 264,617.810 6,571.469
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.048719 1.035818 1.000000	$ $ $	1.075513 1.048719 1.035818	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.260387 1.156226 1.000000	$ $ $	1.504671 1.260387 1.156226	20,445.927 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.222610 1.136777 1.000000	$ $ $	1.406752 1.222610 1.136777	0.000 44,062.000 40,636.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.234577 1.212243 1.000000	$ $ $	1.398231 1.234577 1.212243	2,734.275 45,639.000 705.000

44

Subaccount	Year	1.55% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.073237 1.075307 1.000000	$ $ $	1.232074 1.073237 1.075307	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.061215 1.025998 0.981034 0.746621 1.000000	$ $ $ $ $	1.180187 1.061215 1.025998 0.981034 0.746621	0.000 0.000 0.000 0.000 2,386.729
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.157309 1.145445 1.047708 0.917149 1.000000	$ $ $ $ $	1.272166 1.157309 1.145445 1.047708 0.917149	61,079.969 105,679.000 61,788.000 44,773.421 613.568
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.023420 1.018702 1.000000	$ $ $	1.112098 1.023420 1.018702	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.070823 1.000000	$ $	1.210896 1.070823	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.021961 1.000000	$ $	1.076408 1.021961	0.000 0.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.073249 1.047956 1.000000	$ $ $	1.167044 1.073249 1.047956	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.184370 1.090483 1.000000	$ $ $	1.371686 1.184370 1.090483	0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

45

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.214068 1.186172 1.059204 1.000000	$ $ $ $	1.429446 1.214068 1.186172 1.059204	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.152354 1.113257 1.031961 1.000000	$ $ $ $	1.239782 1.152354 1.113257 1.031961	15,761.702 15,774.000 98,943.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297880 1.176385 1.047801 1.000000	$ $ $ $	1.474838 1.297880 1.176385 1.047801	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.197677 1.134146 1.035436 1.000000	$ $ $ $	1.312981 1.197677 1.134146 1.035436	825,340.444 1,228,863.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.256844 1.162203 1.007477 1.000000	$ $ $ $	1.406666 1.256844 1.162203 1.041976	1,609,348.361 114,999.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.031107	39,601.397
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.437423 1.259988 1.083322 1.000000	$ $ $ $	1.652436 1.437423 1.259988 1.083322	70,869.162 19,483.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.259317 1.162446 1.066307 1.000000	$ $ $ $	1.415130 1.259317 1.162446 1.066307	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.187127 1.135419 1.052043 1.000000	$ $ $ $	1.285660 1.187127 1.135419 1.052043	0.000 0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.302986 1.229556 1.071805 1.000000	$ $ $ $	1.492552 1.302986 1.229556 1.071805	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.566920 1.404441 1.075386 1.000000	$ $ $ $	2.192002 1.566920 1.404441 1.075386	121,511.890 122,986.000 0.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.174551 1.154615 1.058113 1.000000	$ $ $ $	1.331057 1.174551 1.154615 1.058113	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.236880 1.105316 1.030039 1.000000	$ $ $ $	1.238743 1.236880 1.105316 1.030039	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.158708 1.132370 1.054984 1.000000	$ $ $ $	1.351122 1.158708 1.132370 1.054984	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.115140 1.114504 1.032571 1.000000	$ $ $ $	1.215935 1.115140 1.114504 1.032571	26,425.753 16,272.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331666 1.201664 1.067260 1.000000	$ $ $ $	1.613538 1.331666 1.201664 1.067260	0.000 0.000 0.000 0.000
Marsico Growth - Service Class - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.182143 1.108246 1.003633 1.000000	$ $ $ $	1.225360 1.182143 1.108246 1.003633	0.000 0.000 0.000 0.000

46

Subaccount	Year	1.45% (continued)
		Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.047948 1.041918 1.014282 1.000000	$ $ $ $	1.073277 1.047948 1.041918 1.014282	57,208.730 157,783.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.231050 1.203056 1.065388 1.000000	$ $ $ $	1.440495 1.231050 1.203056 1.065388	4,911.421 0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.188025 1.138100 1.053890 1.000000	$ $ $ $	1.324945 1.188025 1.138100 1.053890	14,611.794 14,612.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.199958 1.102654 1.015907 1.000000	$ $ $ $	1.222358 1.199958 1.102654 1.015907	20,658.185 15,014.000 0.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.146211 1.054287 1.061116 1.000000	$ $ $ $	1.054287 1.146211 1.054287 1.061116	0.000 47,425.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.198546 1.128013 1.032150 1.000000	$ $ $ $	1.284730 1.198546 1.128013 1.032150	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.160386 1.136901 1.020793 1.000000	$ $ $ $	1.265673 1.160386 1.136901 1.020793	13,152.414 0.000 0.000 0.000
Transamerica Equity – Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.359175 1.185805 1.040517 1.000000	$ $ $ $	1.452108 1.359175 1.185805 1.040517	46,620.980 34,977.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.358095 1.188415 1.034855 1.000000	$ $ $ $	1.404303 1.358095 1.188415 1.034855	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.003109 0.991554 0.998441 1.000000	$ $ $ $	1.033025 1.003109 0.991554 0.998441	0.000 30,159.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.089473 1.085062 1.023496 1.000000	$ $ $ $	1.082127 1.089473 1.085062 1.023496	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.030345 1.02934 1.010507 1.000000	$ $ $ $	1.046724 1.030345 1.02934 1.010507	67,568.755 66,132.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.403570 1.253278 1.098810 1.000000	$ $ $ $	1.704347 1.403570 1.253278 1.098810	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.240764 1.153477 1.039962 1.000000	$ $ $ $	1.346150 1.240764 1.153477 1.039962	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.106231 1.045763 0.992347 1.000000	$ $ $ $	1.195039 1.106231 1.045763 0.992347	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.434839 1.380643 1.263748 1.000000	$ $ $ $	1.597416 1.434839 1.380643 1.263748	0.000 0.000 0.000 0.000

47

Subaccount	Year	1.45% (continued)
		Beginning AUV		Ending AUV		# Units
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.361037 1.271625 1.213285 1.000000	$ $ $ $	1.422908 1.361037 1.271625 1.213285	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.387668 1.345874 1.227677 1.000000	$ $ $ $	1.600216 1.387668 1.345874 1.227677	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.382915 1.221595 1.143893 1.000000	$ $ $ $	1.354463 1.382915 1.221595 1.143893	5,347.653 5,382.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.629248 1.416928 1.248297 1.000000	$ $ $ $	1.789616 1.629248 1.416928 1.248297	78,390.288 26,744.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.400882 1.346148 1.227795 1.000000	$ $ $ $	1.656126 1.400882 1.346148 1.227795	18,870.347 18,951.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.314937 1.264366 1.243903 1.000000	$ $ $ $	1.381385 1.314937 1.264366 1.243903	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.940013 1.667617 1.357215 1.000000	$ $ $ $	2.149548 1.940013 1.667617 1.357215	110,244.151 104,343.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.648377 1.632589 1.454966 1.000000	$ $ $ $	1.884997 1.648377 1.632589 1.454966	0.000 0.000 0.000 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.696195 1.535975 1.293468 1.000000	$ $ $ $	1.894482 1.696195 1.535975 1.293468	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.267822 1.218338 1.182507 1.000000	$ $ $ $	1.473912 1.267822 1.218338 1.182507	0.000 0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.050425 1.036488 1.000000	$ $ $	1.078306 1.050425 1.036488	0.000 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.262430 1.156977 1.000000	$ $ $	1.508590 1.262430 1.156977	52,632.408 3,672.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.224602 1.137516 1.000000	$ $ $	1.410431 1.224602 1.137516	13,969.316 13,969.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.236592 1.213026 1.000000	$ $ $	1.401888 1.236592 1.213026	4,798.178 4,829.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.074995 1.076013 1.000000	$ $ $	1.235295 1.074995 1.076013	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.392739 1.345201 1.284975 1.000000	$ $ $ $	1.550399 1.392739 1.345201 1.284975	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.240761 1.226834 1.121046 1.000000	$ $ $ $	1.365232 1.240761 1.226834 1.121046	71,003.662 139,078.000 0.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.025084 1.019363 1.000000	$ $ $	1.114988 1.025084 1.019363	0.000 0.000 0.000

48

Subaccount	Year	1.45% (continued)
		Beginning AUV		Ending AUV		# Units
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.071523 1.000000	$ $	1.212860 1.071523	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.022623 1.000000	$ $	1.078153 1.022623	26,091.584 25,248.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.074994 1.048637 1.000000	$ $ $	1.170097 1.074994 1.048637	45,956.356 47,347.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.186324 1.091203 1.000000	$ $ $	1.375294 1.186324 1.091203	14,950.321 14,950.000 0.000
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.391248 1.355183 1.206954 1.000000	$ $ $ $	1.641323 1.391248 1.355183 1.206954	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.324236 1.277188 1.181024 1.000000	$ $ $ $	1.428670 1.324236 1.277188 1.181024	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.540334 1.392203 1.236971 1.000000	$ $ $ $	1.755524 1.540334 1.392203 1.236971	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.387971 1.310482 1.193541 1.000000	$ $ $ $	1.525227 1.387971 1.310482 1.193541	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.469013 1.355878 1.211497 1.000000	$ $ $ $	1.648407 1.469013 1.355878 1.211497	0.000 0.000 0.000 0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.609415 1.408205 1.207266 1.000000	$ $ $ $	1.854921 1.609415 1.408205 1.207266	0.000 0.000 0.000 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.448193 1.419631 1.298952 1.000000	$ $ $ $	1.737480 1.448193 1.419631 1.298952	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.444240 1.378197 1.273801 1.000000	$ $ $ $	1.567535 1.444240 1.378197 1.273801	0.000 0.000 0.000 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.545797 1.455905 1.265657 1.000000	$ $ $ $	1.775141 1.545797 1.455905 1.265657	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.997737 1.785976 1.363776 1.000000	$ $ $ $	2.801761 1.997737 1.785976 1.363776	0.000 0.000 0.000 0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.347338 1.321125 1.207295 1.000000	$ $ $ $	1.531486 1.347338 1.321125 1.207295	0.000 0.000 0.000 0.000
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.453217 1.295599 1.204482 1.000000	$ $ $ $	1.460612 1.453217 1.295599 1.204482	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.376026 1.341240 1.246778 1.000000	$ $ $ $	1.608121 1.376026 1.341240 1.246778	0.000 0.000 0.000 0.000

49

Subaccount	Year	1.45% (continued)
		Beginning AUV		Ending AUV		# Units
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.242598 1.238110 1.144331 1.000000	$ $ $ $	1.358978 1.242598 1.238110 1.144331	0.000 0.000 0.000 0.000
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.514127 1.360930 1.207518 1.000000	$ $ $ $	1.836855 1.514127 1.360930 1.207518	0.000 0.000 0.000 0.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.412530 1.319680 1.192755 1.000000	$ $ $ $	1.467071 1.412530 1.319680 1.192755	0.000 0.000 0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.076893 1.067601 1.036530 1.000000	$ $ $ $	1.106232 1.076893 1.067601 1.036530	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.373783 1.338644 1.182877 1.000000	$ $ $ $	1.610983 1.373783 1.338644 1.182877	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.391249 1.329440 1.227756 1.000000	$ $ $ $	1.554938 1.391249 1.329440 1.227756	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588575 1.456967 1.339310 1.000000	$ $ $ $	1.622101 1.588575 1.456967 1.339310	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	0.000000 0.000000 1.183932 1.000000	$ $ $ $	1.584560 0.000000 0.000000 1.183932	0.000 0.000 0.000 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.286707 1.209028 1.103501 1.000000	$ $ $ $	1.384106 1.286707 1.209028 1.103501	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.355393 1.323592 1.186477 1.000000	$ $ $ $	1.481679 1.355393 1.323592 1.186477	0.000 0.000 0.000 0.000
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.615864 1.406617 1.232280 1.000000	$ $ $ $	1.731634 1.615864 1.406617 1.232280	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.672925 1.460142 1.270172 1.000000	$ $ $ $	1.733209 1.672925 1.460142 1.270172	0.000 0.000 0.000 0.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.002846 0.988833 0.993229 1.000000	$ $ $ $	1.035327 1.002846 0.988833 0.993229	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.446773 1.438053 1.350131 1.000000	$ $ $ $	1.440477 1.446773 1.438053 1.350131	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.047667 1.039627 1.021076 1.000000	$ $ $ $	1.066512 1.047667 1.039627 1.021076	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.654282 1.474810 1.289411 1.000000	$ $ $ $	2.014033 1.654282 1.474810 1.289411	0.000 0.000 0.000 0.000

50

Subaccount	Year	1.45% (continued)
		Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.375719 1.275522 1.147704 1.000000	$ $ $ $	1.496248 1.375719 1.275522 1.147704	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.344709 1.268412 1.201064 1.000000	$ $ $ $	1.456838 1.344709 1.268412 1.201064	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

51

Subaccount	Year	1.40%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.094261 1.065370 0.948383 0.746690 0.939214 1.000000	$ $ $ $ $ $	1.291591 1.094261 1.065370 0.948383 0.746690 0.939214	2,460.020 5,097.000 12,026.000 6,533.021 1,000.00 1,000.00
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.220383 1.176448 1..087333 0.896994 1.000000	$ $ $ $ $	1.317265 1.220383 1.176448 1.087333 0.896994	77,035.664 77,064.000 164,184.000 199,459.420 100.00
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.294993 1.169884 1.248932 0.805402 1.000000	$ $ $ $ $	1.476629 1.294993 1.169884 1.248932 0.805402	11,520.090 11,520.000 11,502.000 11,501.972 82,601.961
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.244946 1.174865 1.180666 0.868490 1.000000	$ $ $ $ $	1.368733 1.244946 1.174865 1.180666 0.868490	621,812.202 530,718.000 244,147.000 87,913.869 100.00
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.278529 1.179485 1.053363 0.839908 1.000000	$ $ $ $ $	1.435364 1.278529 1.179485 1.053363 0.839908	339,616.224 371,782.000 198,575.000 27,157.818 24,142.564
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.513729 1.323836 1.134367 0.886287 1.047563 1.081878 1.000000	$ $ $ $ $ $ $	1.745501 1.513729 1.323836 1.134367 0.886287 1.047563 1.081878	119,892.251 97,289.000 62,617.000 124,141.437 123,900.004 132,519.936 10,618.266
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.448193 1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.000000	$ $ $ $ $ $ $ $	1.632783 1.448193 1.332782 1.218897 0.898194 1.131675 1.280261 1.534754	178,845.388 145,862.000 179,923.000 63,244.664 64,984.862 101,101.069 101,958.300 33,757.092
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	.0971090 0.926223 0.855645 0.635616 0.845807 0.887757 1.000000	$ $ $ $ $ $ $	1.054511 .0971090 0.926223 0.855645 0.635616 0.845807 0.887757	20,774.777 17,895.000 14,702.000 94,109.847 14,897.923 17,697.787 1,134.196
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.939572 2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854	$ $ $ $ $ $ $ $ $ $	3.377360 2.939572 2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130	999,610.251 1,275,390.000 1,618,053.000 2,149,294.889 2,361,973.633 2,703,481.376 2,942,667.949 3,372,816.213 3,668,656.747 2,981,906.712
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.825716 1.631387 1.245119 0.930127 1.000000	$ $ $ $ $	2.561764 1.825716 1.631387 1.245119 0.930127	79,080.487 75,316.000 76,990.000 23,496.127 10,792.126

52

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.480999 1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647 1.000000	$ $ $ $ $ $ $ $ $ $	1.684237 1.480999 1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647	608,512.217 664,454.000 684,271.000 908,020.982 1,017,832.804 1,221,300.338 1,429,599.315 1,383,754.938 1,007,218.727 422,227.210
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	0.910023 0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355	$ $ $ $ $ $ $ $ $ $	0.915116 0.910023 0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993	275,817.954 348,996.000 430,438.000 618,843.061 637,295.701 742,226.032 905,807.804 931,919.689 886,891.881 869,832.105
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.136546 1.107261 1.028766 0.771838 1.039580 1.032666 1.000000	$ $ $ $ $ $ $	1.328898 1.136546 1.107261 1.028766 0.771838 1.039580 1.032666	35,988.858 28,937.000 65,564.000 42,076.741 49,910.091 49,657.806 1,686.226
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	1.219659 1.1214656 1.122105 0.966374 0.960010 0.938048 1.003083 1.000000	$ $ $ $ $ $ $ $	1.334548 1.219659 1.1214656 1.122105 0.966374 0.960010 0.938048 1.003083	167,703.277 138,029.000 128,067.000 149,102.738 154,251.509 58,795.205 48,790.996 1,008.622
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.993791 0.892808 0.791771 0.640777 0.833205 1.000000	$ $ $ $ $ $	1.206202 0.993791 0.892808 0.791771 0.640777 0.833205	12,510.198 12,390.000 33,122.000 42,062.418 1,000.00 1,000.00
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.836629 0.781242 0.705753 0.566427 0.775980 0.916033 1.000000	$ $ $ $ $ $ $	0.869361 0.836629 0.781242 0.705753 0.566427 0.775980 0.916033	65,798.538 57,367.000 61,084.000 32,575.714 33,575.714 37,898.641 34,329.508
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.132042 1.121717 1.088527 1.052178 1.000000	$ $ $ $ $	1.163454 1.132042 1.121717 1.088527 1.052178	414,698.425 335,443.000 369,797.000 386,471.227 383,720.149
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.912133 2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680	$ $ $ $ $ $ $ $ $ $	3.416636 2.912133 2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022	1,314,544.502 1,661,686.000 2,041,165.000 2,486,595.007 2,857,572.013 3,162,905.128 3,247,832.477 3,519,301.115 3,702,824.740 2,982,510.532

53

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	3.028461 2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043480 1.611613	$ $ $ $ $ $ $ $ $ $	3.386439 3.028461 2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043480	1,058,858.359 1,276,836.000 1,347,858.000 1,691,588.750 1,906,012.888 2,283,936.576 2,782,793.077 2,752,366.635 2,640,487.984 1,925,118.021
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.897026 0.822294 0.755520 0.545628 0.761551 0.855380 1.000000	$ $ $ $ $ $ $	0.916411 0.897026 0.822294 0.755520 0.545628 0.761551 0.855380	91,768.327 95,478.000 156,909.000 158,305.441 73,045.174 6,025.517 1,757.364
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.598455 0.564642 0.753804 0.603147 0.779219 0.950187 1.000000	$ $ $ $ $ $ $	0.701120 0.598455 0.564642 0.753804 0.603147 0.779219 0.950187	140,746.498 88,749.000 88,763.000 0.000 1,000.000 1,000.000 1,000.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.232622 1.157655 1.056091 0.940213 1.000000	$ $ $ $ $	1.326575 1.232622 1.157655 1.056091 0.940213	0.000 0.000 0.000 0.000 100.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287698 1.256871 1.126105 0.923378 1.000000	$ $ $ $ $	1.408357 1.287698 1.256871 1.126105 0.923378	20,632.807 22,812.000 23,141.000 13,140.981 11,065.844
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.879044 0.764836 0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $ $ $	0.942483 0.879044 0.764836 0.669708 0.517494 0.674851 0.830824	5,996,460.293 180,864.000 211,294.000 132,579.593 117,106.701 96,252.191 88,147.489
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.596837 1.393038 1.211201 0.936005 1.107646 1.000000	$ $ $ $ $ $	1.655196 1.596837 1.393038 1.211201 0.936005 1.107646	27,943.710 50,178.000 93,849.000 133,896.149 134,919.511 1,000.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.372479 1.352646 1.357996 1.000000	$ $ $ $	1.417616 1.372479 1.352646 1.357996	241,177.666 296,890.000 716,760.000 1,143,409.671
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.754243 0.749322 0.703168 0.472335 0.773994 1.000000	$ $ $ $ $ $	0.751331 0.754243 0.749322 0.703168 0.472335 0.773994	0.000 0.000 13,309.000 0.000 1,000.000 1,000.000
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	4.575107 4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065	$ $ $ $ $ $ $ $ $ $	5.326698 4.575107 4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229	864,126.628 1,061,030.000 1,302,051.000 1,752,100.373 2,147,804.326 2,453,322.243 2,608,817.288 2,799,571.395 2,915,575.262 2,294,637.110

54

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.538696 1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769	$ $ $ $ $ $ $ $ $ $	1.567147 1.538696 1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033	751,153.756 851,518.000 1,024,691.000 1,552,789.484 1,962,714.074 1,968,528.325 1,554,234.423 1,896,613.591 1,728,824.679 1,093,934.793
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.687937 1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640	$ $ $ $ $ $ $ $ $ $	2.056012 1.687937 1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560	1,378,640.522 1,589,513.000 1,992,736.000 2,642,121.100 3,157,457.821 4,208,992.979 4,746,109.126 4,799,569.572 4,958,037.992 4,334,553.810
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	3.175486 2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135	$ $ $ $ $ $ $ $ $ $	3.455380 3.175486 2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948	832,361.331 965,987.000 1,124,846.000 1,423,807.467 1,714,512.629 1,870,569.520 2,115,478.033 2,173,009.491 2,197,971.735 1,871,808.286
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.753727 0.710611 0.672550 0.672550 0.806099 1.000000	$ $ $ $ $ $	0.816984 0.753727 0.710611 0.672550 0.532132 0.806099	0.000 0.000 14,964.000 63,216.020 1,000.000 1,000.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.132885 1.089564 0.996809 0.758298 1.000000	$ $ $ $ $	1.261880 1.132885 1.089564 0.996809 0.758298	2,736.750 2,751.000 12,461.000 27,425.725 100.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.135225 1.060132 1.010990 0.793548 1.000000	$ $ $ $ $	1.187421 1.135225 1.060132 1.010990 0.793548	0.00 2,079.000 2,082.000 2,084.819 2,188.206
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.046993 1.014966 0.925364 0.709849 0.925978 1.000000	$ $ $ $ $ $	1.207946 1.046993 1.014966 0.925364 0.709849 0.925978	57,950.143 50,298.000 63,667.000 80,439.128 161,708.348 48,324.200
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.858880 0.758307 0.709730 0.583349 0.855309 1.000000	$ $ $ $ $ $	0.841626 0.858880 0.758307 0.709730 0.583349 0.855309	0.000 0.000 0.000 0.000 1,000.000 1,000.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.172486 1.019188 0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $ $ $	1.288533 1.172486 1.019188 0.897454 0.709863 0.796290 0.922538	365,685.900 277,304.000 175,701.000 173,101.369 164,614.679 104,226.203 104,254.793

55

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.212580 1.164636 1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $ $ $	1.434215 1.212580 1.164636 1.061718 0.827945 1.013361 1.084290	65,367.620 185,882.000 151,402.000 162,656.989 145,250.251 47,973.006 2,481.581
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.825131 0.793008 0.779797 0.596567 0.867866 1.000000	$ $ $ $ $ $	0.867250 0.825131 0.793008 0.779797 0.596567 0.867866	50,606.826 43,310.000 36,963.000 9,521.465 10,521.465 1,000.000
Fidelity -VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.791876 0.738821 0.700898 0.549208 0.714054 0.858316 1.000000	$ $ $ $ $ $ $	0.820943 0.791876 0.738821 0.700898 0.549208 0.714054 0.848316	0.000 0.000 0.000 0.000 1,000.000 10,559.045 50,514.510
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.835788 1.577251 1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $ $ $	2.035076 1.835788 1.577251 1.283034 0.941019 1.060517 1.114623	334,904.195 338,763.000 291,926.000 320,917.226 288,722.542 73,247.471 66,129.248
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.317677 1.304413 1.161919 0.748696 1.000000	$ $ $ $ $	1.507568 1.317677 1.304413 1.161919 0.748696	77,864.031 98,037.000 110,606.000 86,362.456 73,075.863
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.496441 0.449324 0.378196 0.284558 0.401433 0.673903 1.000000	$ $ $ $ $ $ $	0.554748 0.496441 0.449324 0.378196 0.284558 0.401433 0.673903	0.000 0.000 0.000 0.000 1,095.756 1,095.756 1,095.756
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.196244 1.102643 0.949174 0.681560 0.902500 0.998916 1.000000	$ $ $ $ $ $ $	1.357503 1.196244 1.102643 0.949174 0.681560 0.902500 0.998916	3,794.910 3,801.000 3,807.000 3,814.407 4,821.920 8,459.091 5,315.487
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.649729 0.624061 0.605414 0.446997 0.610114 0.799555 1.000000	$ $ $ $ $ $ $	0.755725 0.649729 0.624061 0.605414 0.446997 0.610114 0.799555	4,404.633 7,719.000 7,729.000 10,548.286 11,557.178 11,567.884 7,121.730
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.051301 1.1036839 1.000000	$ $ $	1.079753 1.051301 1.1036839	4,145.958 1,311.000 1,312.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.263470 1.157354 1.000000	$ $ $	1.510573 1.263470 1.157354	18,649.086 17,532.000 95,389.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.225618 1.137897 1.000000	$ $ $	1.412294 1.225618 1.137897	63,488.386 63,495.000 18,622.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.237601 1.213425 1.000000	$ $ $	1.403717 1.237601 1.213425	14,434.153 12,906.000 85,735.000

56

Subaccount	Year	1.40% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.075870 1.076358 1.000000	$ $ $	1.236916 1.075870 1.076358	0.000 0.000 2,209.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.066994 1.030063 0.983457 0.747360 1.000000	$ $ $ $ $	1.188363 1.066994 1.030063 0.983457 0.747360	4,303.148 0.000 9,751.000 9,750.889 100.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.163589 1.149960 1.050284 0.918050 1.000000	$ $ $ $ $	1.280957 1.163589 1.149960 1.050284 0.918050	73,405.261 72,461.000 80,487.000 112,211.539 82,149.428
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.025936 1.019697 1.000000	$ $ $	1.116455 1.025936 1.019697	0.00 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.071875 1.000000	$ $	1.213864 1.071875	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.022960 1.000000	$ $	1.079052 1.022960	0.000 0.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.075880 1.048981 1.000000	$ $ $	1.171625 1.075880 1.048981	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.187284 1.1091551 1.000000	$ $ $	1.377087 1.187284 1.1091551	0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

57

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.417763 1.383150 1.233271 1.000000	$ $ $ $	1.671730 1.417763 1.383150 1.233271	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297758 1.251868 1.158727 1.000000	$ $ $ $	1.398275 1.297758 1.251868 1.158727	119,943.355 3,211.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.551604 1.404276 1.248932 1.000000	$ $ $ $	1.765771 1.551604 1.404276 1.248932	19,841.232 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.369719 1.295146 1.180666 1.000000	$ $ $ $	1.503812 1.369719 1.295146 1.180666	1,648,321.105 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.461149 1.349136 1.207772 1.000000	$ $ $ $	1.637730 1.461149 1.349136 1.207772	3,017,876.562 291,184.000 .000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032112	7,807.413
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.677743 1.468479 1.260709 1.000000	$ $ $ $	1.931542 1.677743 1.468479 1.260709	15,436.607 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.554244 1.432568 1.312143 1.000000	$ $ $ $	1.749122 1.554244 1.432568 1.312143	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.415922 1.352264 1.251112 1.000000	$ $ $ $	1.535708 1.415922 1.352264 1.251112	0.000 0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.566401 1.475955 1.284690 1.000000	$ $ $ $	1.796930 1.566401 1.475955 1.284690	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.855246 1.660425 1.269513 1.000000	$ $ $ $	2.599171 1.855246 1.660425 1.269513	14,410.543 8,656.000 0.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.355718 1.330739 1.217705 1.000000	$ $ $ $	1.538626 1.355718 1.330739 1.217705	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.451445 1.295150 1.205162 1.000000	$ $ $ $	1.455795 1.451445 1.295150 1.205162	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.407373 1.373361 1.277605 1.000000	$ $ $ $	1.643512 1.407373 1.373361 1.277605	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.177206 1.174817 1.086836 1.000000	$ $ $ $	1.285516 1.177206 1.174817 1.086836	6,645.652 6,940.000 0.000 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.573346 1.417665 1.257247 1.000000	$ $ $ $	1.909198 1.573346 1.417665 1.257247	1,524.413 0.000 0.000 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.408780 1.318758 1.192513 1.000000	$ $ $ $	1.462445 1.408780 1.318758 1.192513	0.000 0.000 0.000 0.000

58

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.048392 1.040825 1.011723 1.000000	$ $ $ $	1.075309 1.048392 1.040825 1.011723	6,866.252 21,806.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.412035 1.377884 1.218401 1.000000	$ $ $ $	1.654712 1.412035 1.377884 1.218401	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.372412 1.312796 1.213849 1.000000	$ $ $ $	1.532844 1.372412 1.312796 1.213849	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580617 1.450314 1.334243 1.000000	$ $ $ $	1.612498 1.580617 1.450314 1.334243	16,904.736 0.000 0.000 0.000
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.149052 1.200724 1.207910 1.000000	$ $ $ $	1.200724 1.149052 1.200724 1.207910	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280899 1.203735 1.099798 1.000000	$ $ $ $	1.375028 1.280899 1.203735 1.099798	11,125.774 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.317623 1.289055 1.155678 1.000000	$ $ $ $	1.439300 1.317623 1.289055 1.155678	49,395.588 0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588512 1.383835 1.212483 1.000000	$ $ $ $	1.699640 1.588512 1.383835 1.212483	17,316.689 9,940.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.649588 1.441358 1.253265 1.000000	$ $ $ $	1.708229 1.649588 1.441358 1.253265	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.002241 0.989235 0.994632 1.000000	$ $ $ $	1.033653 1.002241 0.989235 0.994632	3,077.360 82,848.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.396058 1.388348 1.307629 1.000000	$ $ $ $	1.388698 1.396058 1.388348 1.307629	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	49,992.154 41,575.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.684932 1.502279 1.315176 1.000000	$ $ $ $	2.049025 1.684932 1.502279 1.315176	4,836.223 4,862.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.378817 1.279936 1.152270 1.000000	$ $ $ $	1.498128 1.378817 1.279936 1.152270	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331937 1.257274 1.191283 1.000000	$ $ $ $	1.441000 1.331937 1.257274 1.191283	5,542.390 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.136976 1.092421 0.998447 1.000000	$ $ $ $	1.267676 1.136976 1.092421 0.998447	2,716.271 2,977.000 0.000 0.000

59

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.139348 1.062933 1.012659 1.000000	$ $ $ $	1.192910 1.139348 1.062933 1.012659	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.166530 1.129734 1.028983 1.000000	$ $ $ $	1.347197 1.166530 1.129734 1.028983	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.156857 1.020390 0.954070 1.000000	$ $ $ $	1.134725 1.156857 1.020390 0.954070	1,319.024 0.000 0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.431098 1.242763 1.093234 1.000000	$ $ $ $	1.574294 1.431098 1.242763 1.093234	51,255.706 19,642.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.203501 1.154787 1.051697 1.000000	$ $ $ $	1.424871 1.203501 1.154787 1.051697	8,767.116 7,031.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.033325 0.992121 0.974625 1.000000	$ $ $ $	1.087133 1.033325 0.992121 0.974625	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.679083 1.441197 1.171204 1.000000	$ $ $ $	1.863182 1.679083 1.441197 1.171204	40,191.385 6,971.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.322459 1.307865 1.163843 1.000000	$ $ $ $	1.514528 1.322459 1.307865 1.163843	0.000 0.000 0.000 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.395231 1.261578 1.060809 1.000000	$ $ $ $	1.560633 1.395231 1.261578 1.060809	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.025549 0.984054 0.953700 1.000000	$ $ $ $	1.194022 1.025549 0.984054 0.953700	0.000 0.000 0.000 0.000
JPMorgan Bond Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.053009 1.037499 1.000000	$ $ $	1.082570 1.053009 1.037499	11,716.555 0.000 0.000
JPMorgan International Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.265527 1.158107 1.000000	$ $ $	1.514528 1.265527 1.158107	11,642.606 0.000 0.000
JPMorgan Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.227627 1.138642 1.000000	$ $ $	1.416010 1.227627 1.138642	0.000 0.000 0.000
JPMorgan Small Company Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.239623 1.214218 1.000000	$ $ $	1.407397 1.239623 1.214218	7,383.841 6,282.000 0.000
JPMorgan U.S. Large Cap Core Equity Portfolio Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.077649 1.077074 1.000000	$ $ $	1.240178 1.077649 1.077074	0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.070861 1.032777 0.985079 1.000000	$ $ $ $	1.193842 1.070861 1.032777 0.985079	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.167818 1.53001 1.052023 1.000000	$ $ $ $	1.286878 1.167818 1.53001 1.052023	50,881.653 16,569.000 0.000 0.000
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.027615 1.020371 1.000000	$ $ $	1.119375 1.027615 1.020371	0.000 0.000 0.000

60

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.072581 1.000000	$ $	1.215864 1.072581	12,942.294 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.023630 1.000000	$ $	1.080822 1.023630	85,310.568 85,311.000
MTB Managed Allocation Fund – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.077644 1.049665 1.000000	$ $ $	1.174699 1.077644 1.049665	94,224.555 62,987.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.189231 1.092265 1.000000	$ $ $	1.380707 1.189231 1.092265	42,981.950 20,080.000 0.000
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.210492 1.177364 1.047037 1.000000	$ $ $ $	1.430194 1.210492 1.177364 1.047037	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.224786 1.179538 1.089116 1.000000	$ $ $ $	1.323313 1.224786 1.179538 1.089116	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.299672 1.172954 1.040631 1.000000	$ $ $ $	1.483425 1.299672 1.172954 1.040631	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.249478 1.177978 1.071274 1.000000	$ $ $ $	1.375068 1.249478 1.177978 1.071274	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.283146 1.182586 1.055085 1.000000	$ $ $ $	1.441971 1.283146 1.182586 1.055085	0.000 0.000 0.000 0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.387034 1.211837 1.037373 1.000000	$ $ $ $	1.600985 1.387034 1.211837 1.037373	0.000 0.000 0.000 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.307639 1.202232 1.098404 1.000000	$ $ $ $	1.475760 1.307639 1.202232 1.098404	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.213677 1.156474 1.067291 1.000000	$ $ $ $	1.319231 1.213677 1.156474 1.067291	0.000 0.000 0.000 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.269220 1.193653 1.036131 1.000000	$ $ $ $	1.459676 1.269220 1.193653 1.036131	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.832327 1.635687 1.247170 1.000000	$ $ $ $	2.573569 1.832327 1.635687 1.247170	0.000 0.000 0.000 0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.143780 1.119870 1.021871 1.000000	$ $ $ $	1.302033 1.143780 1.119870 1.021871	0.000 0.000 0.000 0.000
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005 2004 2003	$ $ $ $	1.159008 1.031770 0.957795 1.000000	$ $ $ $	1.166632 1.159008 1.031770 0.957795	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.135338 1.105003 1.025659 1.000000	$ $ $ $	1.328787 1.135338 1.105003 1.025659	0.000 0.000 0.000 0.000
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005 2004 2003	$ $ $ $	1.252826 1.246462 1.150343 1.000000	$ $ $ $	1.372181 1.252826 1.246462 1.150343	0.000 0.000 0.000 0.000

61

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.231481 1.105264 0.979225 1.000000	$ $ $ $	1.496170 1.231481 1.105264 0.979225	0.000 0.000 0.000 0.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.418087 1.322924 1.193911 1.000000	$ $ $ $	1.475008 1.418087 1.322924 1.193911	0.000 0.000 0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.136148 1.124682 1.090330 1.000000	$ $ $ $	1.168829 1.136148 1.124682 1.090330	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Initial Cass Subaccount Inception Date June 28, 1995	2006 2005 2004 2003	$ $ $ $	1.214671 1.181867 1.042793 1.000000	$ $ $ $	1.426503 1.214671 1.181867 1.042793	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005 2004 2003	$ $ $ $	1.199234 1.144273 1.055194 1.000000	$ $ $ $	1.342311 1.199234 1.144273 1.055194	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.226760 1.123465 1.031215 1.000000	$ $ $ $	1.254498 1.226760 1.123465 1.031215	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	0.000000 0.000000 1.033137 1.000000	$ $ $ $	1.388874 0.000000 0.000000 1.033137	0.000 0.000 0.000 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.237092 1.160714 1.057833 1.000000	$ $ $ $	1.332696 1.237092 1.160714 1.057833	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.292368 1.260191 1.127956 1.000000	$ $ $ $	1.414865 1.292368 1.260191 1.127956	0.000 0.000 0.000 0.000
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.436101 1.248282 1.091940 1.000000	$ $ $ $	1.541267 1.436101 1.248282 1.091940	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.356483 1.182204 1.026868 1.000000	$ $ $ $	1.407439 1.356483 1.182204 1.026868	0.000 0.000 0.000 0.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.006491 0.990971 0.993896 1.000000	$ $ $ $	1.040621 1.006491 0.990971 0.993896	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.144051 1.135476 1.064476 1.000000	$ $ $ $	1.140761 1.144051 1.135476 1.064476	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005 2004 2003	$ $ $ $	1.090697 1.080729 1.059877 1.000000	$ $ $ $	1.111955 1.090697 1.080729 1.059877	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.390238 1.237571 1.080388 1.000000	$ $ $ $	1.695068 1.390238 1.237571 1.080388	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005 2004 2003	$ $ $ $	1.255965 1.162777 1.044706 1.000000	$ $ $ $	1.368013 1.255965 1.162777 1.044706	0.000 0.000 0.000 0.000

62

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.028462 0.968672 0.915881 1.000000	$ $ $ $	1.115871 1.028462 0.968672 0.915881	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005	$ $	1.101883 1.000000	$ $	1.302518 1.101883	2,254.497 0.000
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.227011 1.000000	$ $	1.326374 1.227011	0.000 0.000
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.302034 1.000000	$ $	1.486851 1.302034	0.000 0.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.251752 1.000000	$ $	1.378257 1.251752	0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.285492 1.000000	$ $	1.445324 1.285492	0.000 0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.373411 1.000000	$ $	1.586029 1.373411	0.000 0.000
Capital Guardian Global - Initial Class Subaccount Inception Date June 1, 1999	2006 2005	$ $	1.126627 1.000000	$ $	1.272097 1.126627	0.000 0.000
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date October 9, 2000	2006 2005	$ $	1.1091494 1.000000	$ $	1.187015 1.1091494	0.000 0.000
Capital Guardian Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005	$ $	1.306178 1.000000	$ $	1.502922 1.306178	46,121.137 11,063.000
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.835653 1.000000	$ $	2.579503 1.835653	13,660.636 0.000
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005	$ $	0.955422 1.000000	$ $	1.088148 0.955422	82,592.509 49,854.000
Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2006 2005	$ $	0.919997 1.000000	$ $	0.926507 0.919997	29,119.158 24,001.000
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.040511 1.000000	$ $	1.218398 1.040511	0.000 0.000
MFS High Yield - Initial Class Subaccount Inception Date June 1, 1999	2006 2005	$ $	1.253150 1.000000	$ $	1.373205 1.253150	0.000 0.000
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005	$ $	1.000666 1.000000	$ $	1.216347 1.000666	0.000 0.000
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005	$ $	0.959028 1.000000	$ $	0.998009 0.959028	0.000 0.000
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.138214 1.000000	$ $	1.171534 1.138214	0.000 0.000
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date June 28, 1995	2006 2005	$ $	1.231572 1.000000	$ $	1.447058 1.231572	104,045.248 75,560.000
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date April 28, 1995	2006 2005	$ $	1.047441 1.000000	$ $	1.172985 1.047441	52,151.648 23,685.000
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.132689 1.000000	$ $	1.158869 1.132689	0.000 0.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.239342 1.000000	$ $	1.335781 1.239342	0.000 0.000

63

Subaccount	Year	1.25% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.294720 1.000000	$ $	1.418146 1.294720	0.000 0.000
Transamerica Equity - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.143396 1.000000	$ $	1.227724 1.143396	124,662.002 0.000
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005	$ $	1.607904 1.000000	$ $	1.669130 1.607904	0.000 0.000
Transamerica Money Market - Initial Class Subaccount Inception Date January 1, 1995	2006 2005	$ $	1.020274 1.000000	$ $	1.055380 1.020274	0.000 0.000
Transamerica Science and Technology - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005	$ $	0.759472 1.000000	$ $	0.757657 0.759472	0.000 0.000
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2006 2005	$ $	1.421656 1.000000	$ $	1.657650 1.421656	55,649.194 21,203.000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2006 2005	$ $	1.112738 1.000000	$ $	1.134988 1.112738	0.000 0.000
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date January 1, 1995	2006 2005	$ $	1.150322 1.000000	$ $	1.403238 1.150322	42,488.649 29,073.000
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date January 1, 1995	2006 2005	$ $	1.146722 1.000000	$ $	1.249638 1.146722	29,525.647 0.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005	$ $	0.758974 1.000000	$ $	0.823890 0.758974	0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.39065 1.000000	$ $	1.270636 1.39065	0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.141419 1.000000	$ $	1.195666 1.141419	0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005	$ $	1.054234 1.000000	$ $	1.218097 1.054234	0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005	$ $	0.864830 1.000000	$ $	0.848701 0.864830	0.000 0.000
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.402996 1.000000	$ $	1.544135 1.402996	0.000 0.000
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.128753 1.000000	$ $	1.337042 1.128753	0.000 0.000
Fidelity - VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005	$ $	0.830834 1.000000	$ $	0.874541 0.830834	0.000 0.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.792176 1.000000	$ $	1.989658 1.792176	0.000 0.000
Fidelity - VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005	$ $	1.324841 1.000000	$ $	1.517999 1.324841	0.000 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005	$ $	0.958132 1.000000	$ $	1.072245 0.958132	0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005	$ $	0.807605 1.000000	$ $	0.940727 0.807605	0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.072810 1.000000	$ $	1.196609 1.072810	0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005	$ $	1.169929 1.000000	$ $	1.289840 1.169929	0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Great Companies – AmericaSM and the Janus Growth have merged into Transamerica Equity.

(6)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

64

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Financial Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also as discussed in Note 2 to the financial statements, in 2005 Transamerica Financial Life Insurance Company changed its accounting for investments in subsidiary, controlled, and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 13, 2007

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Bonds:
Affiliated entities	$5,000	$—
Unaffiliated entities	6,273,620	6,676,470
Preferred stocks	145,220	5,318
Common stocks:
Affiliated entities (cost: 2006 - $1,208; 2005 - $685)	1,382	830
Unaffiliated (cost: 2006 - $44,627; 2005 - $68,912)	57,501	83,015
Mortgage loans on real estate	1,063,723	787,729
Policy loans	46,470	43,836
Receivable for securities	16,332	1,339
Cash, cash equivalents and short-term investments	197,554	161,703
Other invested assets	80,652	34,448

Total cash and invested assets	7,887,454	7,794,688
Premiums deferred and uncollected	105,530	113,405
Due and accrued investment income	82,969	88,863
Federal and foreign income tax recoverable	—	7,358
Net deferred income tax asset	17,848	19,209
Reinsurance receivable	48,703	30,534
Receivable from parent, subsidiaries and affiliates	41,627	—
Other admitted assets	61,132	47,607
Separate account assets	8,557,416	8,410,849

Total admitted assets	$16,802,679	$16,512,513

3

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$904,998	$855,900
Annuity	5,590,652	5,715,721
Accident and health	35,623	26,190
Policy and contract claim reserves:
Life	101,694	88,384
Accident and health	12,686	13,366
Liability for deposit-type contracts	268,161	271,836
Other policyholders’ funds	765	945
Transfers to separate accounts due or accrued	1,637	3,037
Remittances and items not allocated	140,734	113,427
Borrowed money	74,046	—
Asset valuation reserve	90,484	79,968
Interest maintenance reserve	33,043	57,374
Funds held under coinsurance and other reinsurance treaties	9,710	29,469
Reinsurance in unauthorized companies	5,873	4,510
Commissions and expense allowances payable on reinsurance assumed	14,151	14,775
Payable for securities	11,185	886
Payable to affiliates	29,666	10,584
Federal and foreign income taxes payable	5,034	—
Other liabilities	27,162	14,882
Separate account liabilities	8,557,298	8,409,163

Total liabilities	15,914,602	15,710,417
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	602,130	600,100
Special surplus	2,825	3,526
Unassigned surplus	280,622	195,970

Total capital and surplus	888,077	802,096

Total liabilities and capital and surplus	$16,802,679	$16,512,513

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$379,741	$249,826	$297,947
Annuity	2,153,973	2,213,609	1,783,627
Accident and health	53,652	58,083	56,235
Net investment income	417,646	420,913	418,428
Amortization of interest maintenance reserve	9,968	14,342	13,484
Commissions and expense allowances on reinsurance ceded	55,505	113,924	58,367
Income from fees associated with investment management, administration and contract guarantees for separate accounts	68,205	59,950	57,170
Reinsurance reserve adjustment	(3,314)	(8,546)	133,178
Consideration on reinsurance transaction	20,198	—	—
Other income	4,102	5,755	4,297

	3,159,676	3,127,856	2,822,733
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	317,136	223,756	225,026
Surrender benefits	2,747,378	2,052,174	1,867,950
Other benefits	76,848	74,894	65,621
Increase (decrease) in aggregate reserves for policies and contracts:
Life	49,098	33,552	187,615
Annuity	(125,069)	(49,133)	36,907
Accident and health	9,433	(493)	(1,703)

	3,074,824	2,334,750	2,381,416
Insurance expenses:
Commissions	130,659	169,842	102,296
General insurance expenses	86,676	88,317	89,254
Taxes, licenses and fees	6,048	227	4,628
Net transfers to (from) separate accounts	(279,236)	396,035	89,466
Other expenses	15,057	(11,653)	29,580

	(40,796)	642,768	315,224

Total benefits and expenses	3,034,028	2,977,518	2,696,640

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	125,648	150,338	126,093
Dividends to policyholders	—	104	2
Gain from operations before federal income tax expense and net realized capital losses on investments	125,648	150,234	126,091
Federal income tax expense	27,475	31,920	16,249

Gain from operations before net realized capital losses on investments	98,173	118,314	109,842
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(4,906)	(1,608)	(30,520)

Net income	$93,267	$116,706	$79,322

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,058	$442	$600,100	$2,547	$21,174	$626,321
Net income	—	—	—	247	79,075	79,322
Change in nonadmitted assets	—	—	—	—	(5,821)	(5,821)
Change in unrealized capital gains/losses	—	—	—	—	9,595	9,595
Change in liability for reinsurance in unauthorized companies	—	—	—	—	202	202
Change in asset valuation reserve	—	—	—	—	(12,493)	(12,493)
Change in net deferred income tax asset	—	—	—	—	(7,446)	(7,446)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Net change in surplus in separate accounts	—	—	—	—	2,817	2,817
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	822	—	—	822

Balance at December 31, 2004	2,058	442	600,922	2,794	84,483	690,699
Net income	—	—	—	732	115,974	116,706
Change in nonadmitted assets	—	—	—	—	43,676	43,676
Change in unrealized capital gains/losses	—	—	—	—	(2,741)	(2,741)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	4,170	4,170
Change in asset valuation reserve	—	—	—	—	(12,286)	(12,286)
Change in net deferred income tax asset	—	—	—	—	(31,257)	(31,257)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Dividend to stockholder	—	—	—	—	(5,000)	(5,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	749	—	—	749

Balance at December 31, 2005	$2,058	$442	$601,671	$3,526	$194,399	$802,096

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$2,058	$442	$601,671	$3,526	$194,399	$802,096
Net income (loss)	—	—	—	(701)	93,968	93,267
Change in nonadmitted assets	—	—	—	—	(11,352)	(11,352)
Change in net unrealized capital gains/losses	—	—	—	—	(369)	(369)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,363)	(1,363)
Change in asset valuation reserve	—	—	—	—	(10,516)	(10,516)
Change in net deferred income tax asset	—	—	—	—	17,113	17,113
Reinsurance transactions	—	—	—	—	(995)	(995)
Cumulative effect of change in accounting principles	—	—	—	—	(40)	(40)
Change in surplus in separate accounts	—	—	—	—	(223)	(223)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	459	—	—	459

Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$2,581,640	$2,535,755	$2,104,038
Net investment income	440,921	445,613	439,891
Miscellaneous income	326,678	168,131	111,931
Benefit and loss related payments	(3,168,580)	(2,303,367)	(2,134,730)
Net transfers (to) from separate account	277,836	(391,702)	(73,106)
Commissions, expenses paid and aggregate write-ins for deductions	(226,521)	(249,330)	(232,188)
Dividends paid to policyholders	—	(104)	(2)
Federal and foreign income taxes paid	(8,119)	(30,924)	(27,108)

Net cash provided by operating activities	223,855	174,072	188,726
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,953,279	3,235,404	3,747,320
Preferred stock	67,383	5,343	50
Common stock	61,034	53,797	19,428
Mortgage loans	81,313	123,334	156,600
Other invested assets	6,964	10,162	14,770
Miscellaneous proceeds	3,989	1,138	142,082

Total investment proceeds	4,173,962	3,429,178	4,080,250
Cost of investments acquired:
Bonds	(3,711,556)	(3,240,283)	(4,056,614)
Preferred stock	(95,149)	(5,293)	—
Common stock	(29,369)	(87,617)	(20,585)
Mortgage loans	(353,100)	(288,647)	(160,660)
Other invested assets	(53,554)	(11,942)	(8,489)
Miscellaneous applications	(17,060)	(121,609)	(28,103)

Total cost of investments acquired	(4,259,788)	(3,755,391)	(4,274,451)
Net (increase) decrease in policy loans	(2,614)	(1,732)	527

Net cost of investments acquired	(4,262,402)	(3,757,123)	(4,273,924)

Net cash used in investing activities	(88,440)	(327,945)	(193,674)

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$(15,910)	$56,797	$103,496
Borrowed funds received	73,683	—	—
Dividends to stockholders	—	(5,000)	—
Funds withheld under reinsurance treaties with unauthorized reinsurers	(201,054)	934	4,507
Other cash provided (used)	43,717	(38,312)	33,083

Net cash provided by (used in) financing and miscellaneous activities	(99,564)	14,419	141,086

Net increase (decrease) in cash and short-term investments	35,851	(139,454)	136,138
Cash, cash equivalents and short-term investments:
Beginning of year	161,703	301,157	165,019
End of year	$197,554	$161,703	$301,157

Non-cash proceeds:
Hybrid schedule reclass	$113,292	$—	$—

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, Inc. (AEGON) and minority owned by Transamerica Occidental Life Insurance Company (TOLIC). Both AEGON and TOLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets and amounts recoverable from reinsurers, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6 which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $113,292 securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with an adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2006, 2005 and 2004.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $443 and $346, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $73,314 and a market value of $73,499 were subject to dollar reverse repurchase agreements. These securities have maturity dates ranging from 2035 to 2036 and have a weighted average interest rate of 5.91%. The Company had no outstanding dollar reverse repurchase agreements as of December 31, 2005.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying amount of derivative instruments is included in either the other invested assets or the other liabilities on the balance sheet, depending upon the balance of the derivative as of the end of the reporting period. As of December 31, 2006, derivatives in the amount of $7,013 were reflected in other liabilities. As of December 31, 2005, derivatives in the amount of $3,142 were reflected in other invested assets.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0% to 6.0% and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% and mortality rates, where appropriate, from a variety of tables.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-tem bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 3% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,481,491, $1,594,964, and $1,232,466 in 2006, 2005, and 2004, respectively. In addition, the Company received $68,205, $59,950, and $57,170 in 2006, 2005 and 2004, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $345 and $587 for the year ended December 31, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to capital and surplus for the tax affected portion of the income tax expense recorded for these plans over and above the amount reflected in the statement of operations in the amount of $114 and $162, for years ended December 31, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $40 at January 1, 2006.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps and credit swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowed money: Carrying value of borrowed money approximates fair value.

Receivable for securities and payable for securities: The carrying amounts reported in the statutory-basis balance sheet for these instruments, approximates their fair value.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$197,554	$197,554	$161,703	$161,703
Bonds	6,273,620	6,295,839	6,676,470	6,714,585
Preferred stocks	145,220	151,385	5,318	5,972
Common stocks, unaffiliated	57,501	57,501	83,015	83,015
Mortgage loans on real estate	1,063,723	1,074,265	787,729	815,648
Policy loans	46,470	46,470	43,836	43,836
Interest rate swaps	(7,013)	(11,467)	3,142	(2,279)
Credit default swaps	—	72	—	118
Separate account assets	8,557,416	8,543,018	8,410,849	8,406,644
Liabilities
Investment contract liabilities	5,618,274	5,506,656	5,742,922	5,636,246
Borrowed money	74,046	74,046	—	—
Separate account annuity liabilities	8,385,517	8,350,197	8,239,242	8,215,877

4. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$308,418	$5,320	$3,166	$69	$310,503
State, municipal and other government	161,267	14,269	496	30	175,010
Public utilities	525,098	10,704	6,866	809	528,127
Industrial and miscellaneous	3,236,454	58,040	37,252	6,415	3,250,827
Mortgage-backed and asset-backed securities	2,042,383	12,416	20,827	2,599	2,031,372

	6,273,620	100,749	68,607	9,922	6,295,839
Preferred stocks	145,220	6,888	571	152	151,385
Common stocks	44,627	13,714	—	840	57,501

	$6,463,467	$121,351	$69,178	$10,914	$6,504,725

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$182,618	$2,893	$774	$1,116	$183,621
State, municipal and other government	179,945	15,948	3,446	305	192,143
Public utilities	560,805	16,091	2,357	3,503	571,036
Industrial and miscellaneous	3,869,758	89,228	20,189	29,052	3,909,744
Mortgage-backed and asset-backed securities	1,878,344	9,633	19,724	16,134	1,852,119

	6,671,470	133,793	46,490	50,110	6,708,663
Preferred stocks	5,318	707	53	—	5,972
Common stocks	68,911	15,317	9	1,204	83,015

	$6,745,699	$149,817	$46,552	$51,314	$6,797,650

At December 31, 2006, the Company held bonds with a carrying value of $970 and amortized cost of $1,040 that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 498 and 211 securities with a carrying value of $2,511,398 and $1,003,665 and an unrealized loss of $69,178 and $46,543 with an average price of 98.7 and 95.4 (NAIC market value/amortized cost). Of this portfolio, 94.18% and 92.25% were investment grade with associated unrealized losses of $62,305 and $32,833, respectively.

At December 31, 2006 and 2005, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 258 and 536 securities with a carrying value of $1,119,662 and $2,729,270 and an unrealized loss of $10,074 and $50,110 with an average price of 89.6 and 98.2 (NAIC market value/amortized cost). Of this portfolio, 95.73% and 94.1% were investment grade with associated unrealized losses of $8,758 and $43,549, respectively.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$112,740	$11,761	$124,501
State, municipal and other government	13,759	4,439	18,198
Public utilities	229,561	87,678	317,239
Industrial and miscellaneous	1,283,478	534,553	1,818,031
Mortgage and other asset-backed securities	781,218	448,130	1,229,348

	2,420,756	1,086,561	3,507,317
Preferred stocks	21,463	23,028	44,491

	$2,442,219	$1,109,589	$3,551,808

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2005
Bonds:
United States Government and agencies	$17,841	$92,821	$110,662
State, municipal and other government	8,494	26,975	35,469
Public utilities	58,904	209,406	268,310
Industrial and miscellaneous	513,593	1,368,194	1,881,787
Mortgage and other asset-backed securities	357,233	981,764	1,338,997

	956,065	2,679,160	3,635,225
Preferred stocks	1,058	—	1,058
Common stocks	1	35,869	35,870

	$957,122	$2,715,029	$3,672,153

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$388,466	$387,702
Due after one year through five years	1,982,815	1,980,012
Due after five years through ten years	1,291,210	1,292,099
Due after ten years	568,746	604,654

	4,231,237	4,264,467
Mortgage-backed and asset-backed securities	2,047,383	2,037,350

	$6,278,620	$6,301,817

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Income:
Bonds	$363,808	$370,683	$364,815
Mortgage loans on real estate	55,216	44,412	45,108
Common and preferred stocks	10,444	630	622
Policy loans	2,950	2,668	2,607
Derivative investments	(3,246)	7,643	13,795
Short-term investments, cash equivalents and cash	4,581	4,756	3,409
Other	3,766	9,723	3,650

Gross investment income	437,519	440,515	434,006
Less investment expenses	19,873	19,602	15,578

Net investment income	$417,646	$420,913	$418,428

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$4,066,571	$3,235,404	$3,747,320

Gross realized gains	$18,678	$28,637	$40,825
Gross realized losses	(48,890)	(24,203)	(33,904)

Net realized gains	$(30,212)	$4,434	$6,921

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross realized losses include $8,288, $3,842, and $10,774 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2006, 2005, and 2004, respectively.

At December 31, 2006, investments with an aggregate carrying amount of $3,479 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(30,212)	$4,434	$6,921
Common stocks	7,904	6,257	2,395
Preferred stocks	(484)	50	49
Mortgage loans on real estate	831	2,460	–
Derivative instruments	(11,266)	(6,760)	(28,525)
Other invested assets	7,108	1,138	1,412

	(26,119)	7,579	(17,748)
Federal income tax effect	6,849	(4,795)	(4,753)
Transfer to interest maintenance reserve	14,364	(4,392)	(8,019)

Net realized capital gains (losses) on investments	$(4,906)	$(1,608)	$(30,520)

	Changes in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$2,569	$(1,717)	$(484)
Common stocks	(1,200)	2,906	3,477
Derivative instruments	(10,278)	(3,970)	9,170
Other invested assets	2,234	(2,724)	(3,090)

Change in unrealized capital gains (losses)	$(6,675)	$(5,505)	$9,073

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2006	2005
Unrealized gains	$13,739	$14,781
Unrealized losses	(691)	(533)

Net unrealized gains	$13,048	$14,248

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The recorded investment in restructured securities as of December 31, 2006 and 2005 was $1,433 and $1,417, respectively. The capital losses taken as a direct result of restructures in 2006 was $202. There were no capital losses taken in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2006 and 2005. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2006 or 2005.

During 2006, the Company issued mortgage loans with interest rates ranging from 5.56% to 8.12%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 80%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2006, the Company had no mortgage loans with interest more than 180 days overdue.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$—	$—	$850
Additions, net charged to operations	—	400	—
Reduction due to write-downs charged against the allowance	—	400	—
Recoveries in amounts previously charged off	—	—	850

Balance at end of period	$—	$—	$—

During 2006, 2005, and 2004, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $10,105 and $5,775, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Geographic Distribution			Property Type Distribution
	December 31,			December 31,
	2006	2005		2006	2005
South Atlantic	22%	20%	Office	29%	23%
Pacific	22	21	Industrial	27	32
Mountain	20	22	Retail	17	20
E. North Central	9	14	Apartment	8	8
W. South Central	8	7	Medical	7	6
Mid-Atlantic	8	9	Other	6	5
W. North Central	5	3	Agricultural	6	6
E. South Central	4	2
New England	2	2

At December 31, 2006, the Company had one Low Income Housing Tax Credit. The remaining years of unexpired tax credits was eight and the property was not subject to regulatory review. The length of time remaining for holding period was twelve years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2017 is $714. There were no impairment losses, write-downs, or reclassifications during the year related to this credit.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $7,088 and $22,557, respectively, and credit default swaps with a fair value of $72 and $118, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,658.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $14,125.

For the years ended December 31, 2006 and 2005, the Company recorded unrealized gains (losses) of $(5,070) and $5,208, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2006	2005
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$716,000	$694,500
Receive floating – pay fixed	251,050	126,495
Receive floating – pay floating	100,000	—

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $10,881, $9,313, and $38,933 for the years ending December 31, 2006, 2005, and 2004, respectively.

Open futures contracts at December 31, 2006, and 2005, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2006:
130	FTSE Futures	$15,706	$15,813
120	S&P Futures	42,702	42,852
80	Nikkei Futures	10,958	11,603
50	Russell Futures	19,978	19,873
December 31, 2005:
440	S&P Futures	$140,277	$138,028

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$2,282,667	$2,347,306	$1,909,566
Reinsurance assumed - affiliated	189	279	186
Reinsurance assumed - unaffiliated	616,293	829,178	553,795
Reinsurance ceded - affiliated	(194,655)	(419,882)	(85,088)
Reinsurance ceded - unaffiliated	(117,128)	(235,363)	(240,650)

Net premiums earned	$2,587,366	$2,521,518	$2,137,809

Premiums ceded to affiliates for the years ended December 31, 2006, 2005 and 2004 were $194,655, $419,882, and $85,088, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2006 and 2005 of $852,616 and $602,620, respectively.

The Company received reinsurance recoveries in the amounts of $200,195, $308,910, and $232,177 during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $82,121 and $50,331, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2006 and 2005 of $1,037,006 and $874,328, respectively.

Effective January 1, 2006, the Company recaptured a modified coinsurance agreement from an unaffiliated company. As a result, modco life reserves of $125,420 were recaptured at no gain or loss.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 post-tax) reflected in the Statement of Operations.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. During 2006, 2005 and 2004, the Company has amortized $995, $995, and $996, respectively, into earnings with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 18 reinsurance treaties from an affiliated entity, Transamerica International Re (Bermuda) Ltd. As a result of the novations, $181,147 of statutory reserves was assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization was $1,433 during 2006, 2005 and 2004. The remaining goodwill balance has been nonadmitted at December 31, 2006 and 2005.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625, and $1,625 into earnings during 2005 and 2004, respectively, with a corresponding charge to unassigned surplus. At December 31, 2005, the deferred gain has been completely amortized out of unassigned surplus and into income.

During 2004, the Company reclassified a universal life reinsurance contract that was previously treated as a funds withheld treaty to a modified coinsurance treaty. This change resulted in $133,178 being reclassified in the statement of operations. In the statement of operations, this change increased the reinsurance reserve adjustment with an offsetting amount impacting the increase (decrease) in aggregate reserves for policies and contracts. The transaction did not have any net income or capital and surplus impacts.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The components of deferred taxes amounts are as follows:

	December 31
	2006	2005
Deferred tax assets:
Nonadmitted assets	$7,789	$12,827
Deferred acquisition costs	24,765	19,086
Reserves	30,156	31,521
§197 intangible amortization	7,861	11,536
Unrealized capital losses	7,850	7,145
Partnerships	4,801	—
Other	4,602	3,534

Total deferred income tax assets	87,824	85,649
Nonadmitted deferred tax assets	53,977	29,196

Admitted deferred tax assets	33,847	56,453
Deferred tax liabilities:
Section 807(f) adjustments	3,347	3,852
Reinsurance transactions	—	2,508
Unrealized capital gains	9,769	26,149
Derivatives	1,823	3,142
Other	1,060	1,593

Total deferred income tax liabilities	15,999	37,244

Net admitted deferred tax asset	$17,848	$19,209

The change in net deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$87,824	$85,649	$2,175
Total deferred tax liabilities	15,999	37,244	21,245

Net deferred tax asset	$71,825	$48,405	23,420

Tax effect of unrealized gains (losses)			(6,307)

Change in net deferred income tax			$17,113

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2005	2004	Change
Total deferred tax assets	$85,649	$89,657	$(4,008)
Total deferred tax liabilities	37,244	12,759	(24,485)

Net deferred tax asset	$48,405	$76,898	(28,493)

Tax effect of unrealized gains (losses)			(2,764)

Change in net deferred income tax			$(31,257)

Nonadmitted deferred tax assets decreased (increased) $24,781, $(27,718) and $(2,427) for the years ended December 31, 2006, 2005 and 2004, respectively.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2006	2005	2004
Income tax expense (benefit) computed at the federal statutory rate (35%)	$43,977	$52,582	$44,132
§197 intangibles	(3,875)	(3,875)	(3,875)
Amortization of IMR	(3,489)	(5,020)	(4,719)
Deferred acquisition costs – tax basis	5,609	(1,804)	68
Dividends received deduction	(2,463)	(3,191)	(3,147)
Investment income items	(4,903)	(2,900)	(12,966)
Low income housing credits	(2,158)	(1,730)	(1,723)
Prior year over accrual	(4,941)	(3,446)	(4,486)
Reinsurance transactions	(348)	(917)	(917)
Tax reserve valuation	(20)	3,209	3,219
All other adjustments	86	(988)	663

Federal income tax expense	27,475	31,920	16,249
Change in net deferred income taxes	17,113	(31,257)	(7,446)

Total statutory income taxes	$10,362	$63,177	$23,695

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Income taxes incurred during 2005 and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $286,973, and $280,054, respectively. There are no income taxes available for recoupment for 2006.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. During 2005, the Company made a distribution from the policyholder surplus account which reduced its balance at December 31, 2005 to zero.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,160,610	8%	$1,160,651	9%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	1,603,972	12	1,163,511	8
Subject to discretionary withdrawal at fair value	4,444,067	31	4,510,614	32

Total with adjustment or at market value	7,208,649	51	6,834,776	49
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	2,736,232	19	3,332,976	23
Not subject to discretionary withdrawal	4,311,175	30	4,069,340	28

Total annuity reserves and credit fund liabilities before reinsurance	14,256,056	100%	14,237,092	100%

Less reinsurance ceded	1,391		1,610

Net annuity reserves and deposit fund liabilities	$14,254,665		$14,235,482

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$804,838	$676,653	$1,481,491

Reserves at December 31, 2006 for separate accounts with assets at:
Market value	$1,972,334	$4,340,800	$6,313,134
Amortized cost	2,120,187	—	2,120,187

Total	$4,092,521	$4,340,800	$8,433,321

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$258,666	$—	$258,666
At book value without market value adjustment and with current surrender charge of 5% or more	69,146	—	69,146
At market value	148,810	4,340,800	4,489,610
At book value without market value adjustment and with current surrender charge of less than 5%	94,858	—	94,858

Subtotal	571,480	4,340,800	4,912,280
Not subject to discretionary withdrawal	3,521,041	—	3,521,041

Total separate account liabilities at December 31, 2006	$4,092,521	$4,340,800	$8,433,321

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$944,357	$650,588	$1,594,945

Reserves at December 31, 2005 for separate accounts with assets at:
Fair value	$2,167,693	$4,263,252	$6,430,945
Amortized cost	1,842,561	—	1,842,561

Total	$4,010,254	$4,263,252	$8,273,506

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$307,854	$—	$307,854
At book value without market value adjustment and with current surrender charge of 5% or more	75,734	—	75,734
At fair value	281,625	4,263,252	4,544,877
At book value without market value adjustment and with current surrender charge of less than 5%	103,895	—	103,895

Subtotal	769,108	4,263,252	5,032,360
Not subject to discretionary withdrawal	3,241,145	—	3,241,145

Total separate account liabilities at December 31, 2005	$4,010,254	$4,263,252	$8,273,505

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,481,563	$1,594,964	$1,232,466
Transfers from separate accounts	(1,760,742)	(1,198,946)	(1,143,832)

Net transfers (from) to separate accounts	(279,179)	396,018	88,634
Other adjustments	(57)	17	832

Net transfers as set forth herein	$(279,236)	$396,035	$89,466

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2006 and 2005, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Guaranteed Minimum Withdrawal Benefit	$11,050,028	$87,719	$—
2005	Guaranteed Minimum Withdrawal Benefit	$11,702,976	$59,582	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2006 and 2005, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Guaranteed Minimum Death Benefit	$2,125,160	$4,253	$1,391
2005	Guaranteed Minimum Death Benefit	$1,969,639	$5,211	$1,610

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$1,739	$623	$1,116
Ordinary direct renewal business	162,023	1,306	160,717
Group life direct business	453	173	280
Credit Life	63	—	63
Reinsurance ceded	(59,237)	—	(59,237)

	105,041	2,102	102,939
Accident and health:
Direct	2,591	—	2,591
Reinsurance ceded	—	—	—

Total accident and health	2,591	—	2,591

	$107,632	$2,102	$105,530

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,305	$709	$2,596
Ordinary direct renewal business	169,448	1,210	168,238
Group life direct business	425	162	263
Reinsurance ceded	(59,264)	—	(59,264)

Total life and annuity	113,914	2,081	111,833
Accident and health:
Direct	2,682	—	2,682
Reinsurance ceded	(1,110)	—	(1,110)

Total accident and health	1,572	—	1,572

	$115,486	$2,081	$113,405

At December 31, 2006 and 2005, the Company had insurance in force aggregating $113,559,242 and $101,727,869, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $113,200 and $111,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without prior regulatory approval, is $88,558.

The Company held special surplus funds in the amount of $2,825 and $2,006, as of December 31, 2006 and 2005, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities. The Company also held special surplus funds in the amount of $1,520 as of December 31, 2005, which was segregated for additional group life contingencies. The Company received permission from the New York Insurance Department in 2006 to release the group life contingency reserve.

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102/105% of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102/105% of the fair value of the loaned domestic/international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102/105% of the fair value of the loaned domestic/international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, respectively, securities in the amount of $657,462 and $460,202 were on loan under security lending agreements.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $3, $6, and $14, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5, $5, and $10 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2006, 2005, and 2004.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $24,428, $22,416, and $20,517, respectively, for these services, which approximates their costs to the affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2006, 2005, and 2004, the Company paid net interest of $870, $688, and $210, respectively, to affiliates. At December 31, 2006 and 2005, the Company has a net amount of $19,839 and $10,584, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006, the Company had a short-term note receivable of $31,800 from AEGON USA, Inc. The note is due December 26, 2007 and bears interest at 5.25%.

No capital contributions were received in 2004, 2005, and 2006.

On October 13, 2005, the Company paid common stock dividends of $4,370 and $630 to its Parent Companies, AEGON and TOLIC, respectively. The Company did not pay common stock dividends to its Parent Companies in 2006 or 2004.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2006 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain
Bonds:
NAIC 5	1	$450	$450	$10

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $120,551 and $109,585 at December 31, 2006 and 2005, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2006 and 2005 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $46,820 and $13,413 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $714 as of December 31, 2006.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $11,246 and $11,137, respectively, in conjunction with these transactions.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $7,468 and $(966), respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund credit was $444, $672, and $498, for the years ended December 31, 2006, 2005, and 2004, respectively.

14. Managing General Agents

For years ended December 31, 2006, 2005, and 2004, the Company had $42,950, $30,453, and $38,182, respectively, of direct premiums written by The Vanguard Group, Inc.

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$42,950

15. September 11 Events

The Company’s gross exposure from the events of September 11, 2001, is $52,090, of which $38,541 is covered by reinsurance resulting in a net exposure of $13,549.

47

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$337,442	$339,153	$337,442
States, municipalities and political subdivisions	167,332	166,559	167,332
Foreign governments	145,929	159,671	145,929
Public utilities	525,098	528,127	525,098
All other corporate bonds	5,097,819	5,102,328	5,097,819
Preferred stock	145,220	151,385	145,220

Total fixed maturities	6,418,840	6,447,223	6,418,840

Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	44,627	57,501	57,501

Total equity securities	44,627	57,501	57,501
Mortgage loans on real estate	1,063,723		1,063,723
Policy loans	46,470		46,470
Other invested assets	80,652		80,652
Cash, cash equivalents and short-term investments	197,554		197,554

Total investments	$7,851,866		$7,864,740

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

48

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2006
Individual life	$891,724	$—	$100,932	$368,993	$58,572	$347,758	$132,776
Individual health	18,392	10,067	8,453	31,243	1,946	29,479	13,922	$31,208
Group life and health	19,339	1,099	4,788	33,158	1,420	22,600	6,482	31,998
Annuity	5,590,652	—	207	2,153,972	355,708	2,674,987	(193,976)

	$6,520,107	$11,166	$114,380	$2,587,366	$417,646	3,074,824	(40,796)

Year ended December 31, 2005
Individual life	$846,139	$—	$87,428	$239,326	$56,163	$237,642	$146,236
Individual health	15,348	3,967	8,489	32,907	1,695	21,073	12,815	$32,916
Group life and health	15,357	1,279	5,366	35,676	1,280	21,698	6,716	35,746
Annuity	5,715,721	—	467	2,213,609	361,775	2,054,337	477,001

	$6,592,565	$5,246	$101,750	$2,521,518	$420,913	$2,334,750	$642,768

Year ended December 31, 2004
Individual life	$815,657	$—	$84,891	$289,398	$49,571	$393,021	$123,577
Individual health	14,727	4,079	9,324	30,820	1,773	19,969	11,534	$30,995
Group life and health	13,184	1,384	5,690	33,964	1,255	21,716	9,012	33,993
Annuity	5,764,854	—	—	1,783,627	365,829	1,946,710	171,101

	$6,608,422	$5,463	$99,905	$2,137,809	$418,428	$2,381,416	$315,224

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

49

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$10,347,447	$172,055,005	$276,603,971	$114,896,413	241%

Premiums:
Individual life	$89,997	$311,316	$590,313	$368,993	160%
Individual health	31,208	197	232	31,243	1
Group life and health	31,998	(141)	1,018	33,157	3
Annuity	2,129,464	411	24,919	2,153,973	1

	$2,282,667	$311,783	$616,482	$2,587,366	24%

Year ended December 31, 2005
Life insurance in force	$9,365,627	$191,301,724	$266,564,177	$84,628,080	315%

Premiums:
Individual life	$87,356	$652,454	$804,424	$239,326	336%
Individual health	32,916	303	294	32,907	1
Group life and health	35,746	1,880	1,810	35,676	5
Annuity	2,191,288	608	22,929	2,213,609	1

	$2,347,306	$655,245	$829,457	$2,521,518	33%

Year ended December 31, 2004
Life insurance in force	$8,093,493	$147,862,825	$223,766,784	$83,997,452	266%

Premiums:
Individual life	$82,019	$314,064	$521,443	$289,398	180%
Individual health	30,994	510	336	30,820	1
Group life and health	33,993	10,492	10,463	33,964	31
Annuity	1,762,560	672	21,739	1,783,627	1

	$1,909,566	$325,738	$553,981	$2,137,809	26%

50

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Year Ended December 31, 2006

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (comprised of the Asset Allocation - Conservative, Asset Allocation - Growth, Asset Allocation - Moderate, Asset Allocation - Moderate Growth, International Moderate Growth MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Science and Technology, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Small/Mid Cap Value, Transamerica U.S. Government Securities, Transamerica U.S. Government Securities - PAM, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, Janus Aspen - Mid Cap Growth, Janus Aspen Mid Cap Value, Janus Aspen - Worldwide Growth, JPMorgan Bond, JPMorgan International Equity, JPMorgan Mid Cap Value, JPMorgan Small Company, JPMorgan US Large Cap Core Equity, MFS New Discovery, MFS Total Return, MTB Large - Cap Growth Fund II, MTB Large - Cap Value Fund II, MTB Managed Allocation Fund - Moderate Growth II, MTB Managed Allocation Fund - Aggressive Growth II, MTB Managed Allocation Fund - Conservative Growth II, Fidelity - VIP Contrafund®, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Growth Opportunities, Fidelity - VIP Mid Cap, and Fidelity - VIP Value Strategies subaccounts), which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,793.452	5,477.575	81,913.142	52,275.058

Cost	$102,473	$64,433	$975,350	$626,804

Number of shares - Service	16,283.015	2,587.713	381,720.971	695,758.623

Cost	$182,517	$33,597	$4,672,819	$9,017,866

Investments in mutual funds, at net asset value	$288,731	$109,697	$5,846,704	$10,207,362
Receivable for units sold	—	—	7	18

Total assets	288,731	109,697	5,846,711	10,207,380

Liabilities
Payable for units redeemed	—	3	—	—

	$288,731	$109,694	$5,846,711	$10,207,380

Net Assets:
Deferred annuity contracts terminable by owners	$288,731	$109,694	$5,846,711	$10,207,380

Total net assets	$288,731	$109,694	$5,846,711	$10,207,380

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	77,036	11,520	621,812	339,616

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	39,311	136,778	161,164

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.326374	$1.486851	$1.378257	$1.445324

M&E - 1.30%	$1.323313	$1.483425	$1.375068	$1.441971

M&E - 1.40%	$1.317265	$1.476629	$1.368733	$1.435364

M&E - 1.45%	$1.428670	$1.755524	$1.525227	$1.648407

M&E - 1.55%	$1.308178	$1.466466	$1.359333	$1.425519

M&E - 1.75%	$1.412022	$1.735116	$1.507513	$1.629249

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.185457	$1.386105	$1.248690	$1.329219

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	119,943	19,841	1,648,321	3,017,877

M&E - 1.40%	—	—	—	—

M&E - 1.45%	15,762	—	825,340	1,609,348

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	958,826	1,638,797

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.398275	$1.765771	$1.503812	$1.637730

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.239782	$1.474838	$1.312981	$1.406666

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.228310	$1.461173	$1.300828	$1.393633

M&E - 1.80%	$1.373273	$1.734202	$1.476927	$1.608453

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.220709	$1.452146	$1.292796	$1.385012

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	1,865.846	539.500	40,038.345

Cost	$—	$13,242	$5,443	$445,882

Number of shares - Service	4,696.768	15,692.584	0.033	0.034

Cost	$46,352	$145,576	$—	$—

Investments in mutual funds, at net asset value	$48,893	$175,169	$6,118	$409,592
Receivable for units sold	—	—	—	—

Total assets	48,893	175,169	6,118	409,592

Liabilities
Payable for units redeemed	2	2	5	—

	$48,891	$175,167	$6,113	$409,592

Net Assets:
Deferred annuity contracts terminable by owners	$48,891	$175,167	$6,113	$409,592

Total net assets	$48,891	$175,167	$6,113	$409,592

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	2,254	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	12,510	2,460	178,845

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	3,029	—	72,964

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation unit value – Initial:
M&E - 1.25%	$0.000000	$1.216347	$1.302518	$1.272097

M&E - 1.30%	$0.000000	$1.496170	$1.430194	$1.475760

M&E - 1.40%	$0.000000	$1.206202	$1.291591	$1.632783

M&E - 1.45%	$0.000000	$1.836855	$1.641323	$1.737480

M&E - 1.55%	$0.000000	$1.196166	$1.280857	$1.611439

M&E - 1.75%	$0.000000	$1.815492	$1.622239	$1.717258

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$1.488998	$1.328892	$1.318260

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	7,807	1,524	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	39,601	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	81,889	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value – Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.032112	$1.909198	$1.671730	$1.749122

M&E - 1.40%	$1.031445	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.031107	$1.613538	$1.429446	$1.415130

M&E - 1.55%	$1.030435	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.029080	$1.598568	$1.416187	$1.402018

M&E - 1.80%	$1.028754	$1.875035	$1.641878	$1.717839

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.027743	$1.588686	$1.407450	$1.393350

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,767.963	168,626.131	10,066.276	13,083.946

Cost	$28,552	$2,865,818	$186,455	$50,985

Number of shares - Service	0.025	0.015	14,593.562	0.063

Cost	$—	$—	$301,020	$—

Investments in mutual funds, at net asset value	$31,112	$3,583,305	$612,741	$52,728
Receivable for units sold	—	21	—	2

Total assets	31,112	3,583,326	612,741	52,730

Liabilities
Payable for units redeemed	—	—	10	—

	$31,112	$3,583,326	$612,731	$52,730

Net Assets:
Deferred annuity contracts terminable by owners	$31,112	$3,583,326	$612,731	$52,730

Total net assets	$31,112	$3,583,326	$612,731	$52,730

Accumulation units outstanding - Initial:
M&E - 1.25%	—	46,121	13,661	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	20,775	999,610	79,080	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	8,840	41,435	3,616	70,773

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.187015	$1.502922	$2.579503	$0.757657

M&E - 1.30%	$1.319231	$1.459676	$2.573569	$1.140761

M&E - 1.40%	$1.054511	$3.377360	$2.561764	$0.751331

M&E - 1.45%	$1.567535	$1.775141	$2.801761	$1.440477

M&E - 1.55%	$1.041317	$3.329732	$2.544168	$0.745053

M&E - 1.75%	$1.549296	$1.754507	$2.769192	$1.423725

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.211335	$1.367246	$2.100255	$1.062288

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	14,411	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	121,512	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	20,092	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	8,462	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.535708	$1.796930	$2.599171	$1.388698

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.285660	$1.492552	$2.192002	$1.082127

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.273730	$1.478703	$2.171675	$1.072106

M&E - 1.80%	$1.508254	$1.764813	$2.552750	$1.363850

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.265858	$1.469566	$2.158253	$1.065462

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	44,086.182	76,107.711	13,063.843	16,664.570

Cost	$406,936	$1,214,949	$122,782	$283,770

Number of shares - Service	0.009	0.019	0.025	7,039.867

Cost	$—	$—	$—	$137,680

Investments in mutual funds, at net asset value	$346,517	$1,244,361	$142,135	$493,545
Receivable for units sold	—	6	—	4

Total assets	346,517	1,244,367	142,135	493,549

Liabilities
Payable for units redeemed	5	—	—	—

	$346,512	$1,244,367	$142,135	$493,549

Net Assets:
Deferred annuity contracts terminable by owners	$346,512	$1,244,367	$142,135	$493,549

Total net assets	$346,512	$1,244,367	$142,135	$493,549

Accumulation units outstanding - Initial:
M&E - 1.25%	29,119	82,593	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	275,818	608,512	65,799	119,892

M&E - 1.45%	—	—	—	—

M&E - 1.55%	74,405	78,059	98,666	79,470

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.926507	$1.088148	$0.998009	$1.586029

M&E - 1.30%	$1.166632	$1.302033	$1.475008	$1.600985

M&E - 1.40%	$0.915116	$1.684237	$0.869361	$1.745501

M&E - 1.45%	$1.460612	$1.531486	$1.467071	$1.854921

M&E - 1.55%	$0.902202	$1.660482	$0.860803	$1.728379

M&E - 1.75%	$1.443627	$1.513678	$1.451258	$1.833356

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.209298	$1.250019	$1.228795	$1.500901

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	15,437

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	70,869

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.455795	$1.538626	$1.462445	$1.931542

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.238743	$1.331057	$1.225360	$1.652436

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.227252	$1.318714	$1.214015	$1.637122

M&E - 1.80%	$1.429758	$1.511147	$1.436307	$1.897007

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.219689	$1.310582	$1.206505	$1.627009

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	35,317.177	58,170.716	13,294.966	9,415.486

Cost	$337,781	$637,160	$176,386	$166,598

Number of shares - Service	4,255.002	7,366.441	0.021	6,470.309

Cost	$41,141	$82,115	$—	$119,000

Investments in mutual funds, at net asset value	$375,485	$719,671	$195,835	$349,505
Receivable for units sold	—	—	2	3

Total assets	375,485	719,671	195,837	349,508

Liabilities
Payable for units redeemed	2	5	—	—

	$375,483	$719,666	$195,837	$349,508

Net Assets:
Deferred annuity contracts terminable by owners	$375,483	$719,666	$195,837	$349,508

Total net assets	$375,483	$719,666	$195,837	$349,508

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	167,703	414,698	35,989	140,746

M&E - 1.45%	—	—	—	—

M&E - 1.55%	84,235	135,212	112,486	156,904

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.373205	$1.171534	$1.218398	$0.000000

M&E - 1.30%	$1.372181	$1.168829	$1.328787	$0.000000

M&E - 1.40%	$1.334548	$1.163454	$1.328898	$0.701120

M&E - 1.45%	$1.358978	$1.106232	$1.608121	$0.000000

M&E - 1.55%	$1.317726	$1.155465	$1.315813	$0.694258

M&E - 1.75%	$1.343159	$1.093366	$1.589416	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.174853	$1.058986	$1.262602	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	6,646	6,866	—	16,114

M&E - 1.40%	—	—	—	—

M&E - 1.45%	26,426	57,209	—	60,340

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	29,741

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	11,514	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.285516	$1.075309	$1.643512	$1.343616

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.215935	$1.073277	$1.351122	$1.338314

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.204638	$1.063302	$1.338596	$1.327814

M&E - 1.80%	$1.262547	$1.056081	$1.614131	$1.326111

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.197194	$1.056730	$1.330325	$1.320902

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.358	2,932.201	259,787.919	5,839.782

Cost	$4	$33,542	$6,543,414	$88,215

Number of shares - Service	1,252.971	13,318.190	3,826.058	42,122.303

Cost	$14,660	$157,667	$87,476	$584,532

Investments in mutual funds, at net asset value	$15,303	$194,797	$6,839,940	$762,280
Receivable for units sold	—	3	12	—

Total assets	15,303	194,800	6,839,952	762,280

Liabilities
Payable for units redeemed	4	—	—	4

	$15,299	$194,800	$6,839,952	$762,276

Net Assets:
Deferred annuity contracts terminable by owners	$15,299	$194,800	$6,839,952	$762,276

Total net assets	$15,299	$194,800	$6,839,952	$762,276

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	124,662	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	20,633	5,996,460	27,944

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	4,424	1,003,888	28,705

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.335781	$1.418146	$1.227724	$1.669130

M&E - 1.30%	$1.332696	$1.414865	$1.541267	$1.407439

M&E - 1.40%	$1.326575	$1.408357	$0.942483	$1.655196

M&E - 1.45%	$1.384106	$1.481679	$1.731634	$1.733209

M&E - 1.55%	$1.317444	$1.398675	$0.933273	$1.641388

M&E - 1.75%	$1.368009	$1.464452	$1.711474	$1.713077

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.246840	$1.213879	$1.352847	$1.250717

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	11,126	49,396	17,317	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	13,152	46,621	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	57,268	—	479,585

M&E - 1.80%	—	—	782	1,004

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.375028	$1.439300	$1.699640	$1.708229

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.284730	$1.265673	$1.452108	$1.404303

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.272818	$1.253940	$1.438658	$1.391249

M&E - 1.80%	$1.350408	$1.413552	$1.669256	$1.677686

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.264951	$1.246196	$1.429765	$1.382669

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount
Assets
Investment in securities:
Number of shares - Initial	746,537.020	269,235.293	137,513.642	0.000

Cost	$746,537	$3,160,643	$1,647,382	$—

Number of shares - Service	3,178.540	0.000	10,141.326	0.000

Cost	$3,179	$—	$124,334	$—

Investments in mutual funds, at net asset value	$749,716	$5,271,627	$1,753,521	$—
Receivable for units sold	4	52	—	—

Total assets	749,720	5,271,679	1,753,521	—

Liabilities
Payable for units redeemed	—	—	2	—

	$749,720	$5,271,679	$1,753,519	$—

Net Assets:
Deferred annuity contracts terminable by owners	$749,720	$5,271,679	$1,753,519	$—

Total net assets	$749,720	$5,271,679	$1,753,519	$—

Accumulation units outstanding - Initial:
M&E - 1.25%	—	55,649	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	241,178	864,127	751,154	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	289,508	109,775	293,195	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.055380	$1.657650	$1.134988	$0.000000

M&E - 1.30%	$1.040621	$0.000000	$1.111955	$1.058647

M&E - 1.40%	$1.417616	$5.326698	$1.567147	$0.000000

M&E - 1.45%	$1.035327	$0.000000	$1.066512	$1.021383

M&E - 1.55%	$1.397684	$5.251546	$1.547592	$0.000000

M&E - 1.75%	$1.023273	$0.000000	$1.054083	$1.015399

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$1.045316

M&E - 1.90%	$1.032870	$0.000000	$1.040681	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$1.011446

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	3,077	—	49,992	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	67,569	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.033653	$0.000000	$1.037718	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.033025	$0.000000	$1.046724	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.023447	$0.000000	$1.037003	$0.000000

M&E - 1.80%	$1.015159	$0.000000	$1.019177	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.017104	$0.000000	$1.030596	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	243,311.827	157,502.342	14,908.761	200,777.898

Cost	$4,460,213	$3,321,456	$157,942	$1,601,887

Number of shares - Service	8,553.356	8,399.149	5,277.349	648.686

Cost	$172,252	$188,519	$57,437	$7,845

Investments in mutual funds, at net asset value	$5,241,999	$4,108,204	$208,548	$3,079,806
Receivable for units sold	34	16	—	—

Total assets	5,242,033	4,108,220	208,548	3,079,806

Liabilities
Payable for units redeemed	—	—	4	10

	$5,242,033	$4,108,220	$208,544	$3,079,796

Net Assets:
Deferred annuity contracts terminable by owners	$5,242,033	$4,108,220	$208,544	$3,079,796

Total net assets	$5,242,033	$4,108,220	$208,544	$3,079,796

Accumulation units outstanding - Initial:
M&E - 1.25%	104,045	52,152	—	42,489

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,314,545	1,058,858	91,768	1,378,641

M&E - 1.45%	—	—	—	—

M&E - 1.55%	125,122	76,203	77,541	86,712

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.447058	$1.172985	$1.158869	$1.403238

M&E - 1.30%	$1.426503	$1.342311	$1.254498	$1.695068

M&E - 1.40%	$3.416636	$3.386439	$0.916411	$2.056012

M&E - 1.45%	$1.610983	$1.554938	$1.622101	$2.014033

M&E - 1.55%	$3.368488	$3.338650	$0.907388	$2.026974

M&E - 1.75%	$1.592265	$1.536848	$1.603251	$1.990629

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$1.325340	$1.252094	$1.168389	$1.540478

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	16,905	4,836

M&E - 1.40%	—	—	—	—

M&E - 1.45%	4,911	14,612	20,658	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	29,583	—	—

M&E - 1.80%	—	98,761	996	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	120,991	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.654712	$1.532844	$1.612498	$2.049025

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.440495	$1.324945	$1.222358	$1.704347

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.427152	$1.312668	$1.211011	$1.688553

M&E - 1.80%	$1.625122	$1.505454	$1.583665	$2.012367

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.418333	$1.304545	$1.203528	$1.678120

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	168,458.627	0.179	585.434	0.297

Cost	$2,818,321	$5	$6,620	$7

Number of shares - Service	0.018	7,049.015	0.000	0.000

Cost	$—	$138,337	$—	$—

Investments in mutual funds, at net asset value	$3,155,230	$147,399	$7,751	$8
Receivable for units sold	16	—	—	—

Total assets	3,155,246	147,399	7,751	8

Liabilities
Payable for units redeemed	—	3	2	8

	$3,155,246	$147,396	$7,749	$—

Net Assets:
Deferred annuity contracts terminable by owners	$3,155,246	$147,396	$7,749	$—

Total net assets	$3,155,246	$147,396	$7,749	$—

Accumulation units outstanding - Initial:
M&E - 1.25%	29,526	—	—	—

M&E - 1.30%	—	—	2,716	—

M&E - 1.40%	832,361	—	2,737	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	71,104	—	680	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.249638	$0.823890	$1.270636	$1.195666

M&E - 1.30%	$1.368013	$1.115871	$1.267676	$1.192910

M&E - 1.40%	$3.455380	$0.816984	$1.261880	$1.187421

M&E - 1.45%	$1.496248	$1.456838	$1.597416	$1.422908

M&E - 1.55%	$3.406631	$0.810185	$1.253207	$1.179248

M&E - 1.75%	$1.478850	$1.439923	$1.578848	$1.406365

M&E - 1.80%	$0.000000	$0.000000	$1.238907	$1.165818

M&E - 1.90%	$1.280496	$1.216346	$1.219737	$1.183761

M&E - 1.95%	$0.000000	$0.000000	$1.326766	$1.188594

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	5,542	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	98,505	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.498128	$1.441000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$1.346150	$1.195039	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$1.333655	$1.183963	$0.000000	$0.000000

M&E - 1.80%	$1.471367	$1.415249	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$1.325393	$1.176644	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,580.887	331.491	156.983	536.854

Cost	$200,011	$8,982	$4,635	$7,358

Number of shares - Service	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$231,083	$8,741	$5,053	$8,890
Receivable for units sold	2	—	—	—

Total assets	231,085	8,741	5,053	8,890

Liabilities
Payable for units redeemed	—	—	—	5

	$231,085	$8,741	$5,053	$8,885

Net Assets:
Deferred annuity contracts terminable by owners	$231,085	$8,741	$5,053	$8,885

Total net assets	$231,085	$8,741	$5,053	$8,885

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	1,319	—	—

M&E - 1.40%	57,950	—	—	3,795

M&E - 1.45%	—	5,348	—	—

M&E - 1.55%	8,374	—	8,389	2,775

M&E - 1.75%	—	—	—	—

M&E - 1.80%	114,734	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.218097	$0.848701	$1.072245	$1.374155

M&E - 1.30%	$1.347197	$1.134725	$1.560633	$0.000000

M&E - 1.40%	$1.207946	$0.841626	$0.554748	$1.357503

M&E - 1.45%	$1.600216	$1.354463	$1.894482	$0.000000

M&E - 1.55%	$1.197896	$0.834587	$0.602328	$1.345127

M&E - 1.75%	$1.581624	$1.338697	$1.872445	$0.000000

M&E - 1.80%	$1.316563	$1.108921	$1.525205	$0.000000

M&E - 1.90%	$1.264679	$1.189361	$1.399422	$0.000000

M&E - 1.95%	$1.367752	$1.182605	$1.479596	$0.000000

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,854.291	1,448.200	30,446.287	3,465.344

Cost	$78,045	$17,028	$395,688	$91,062

Number of shares - Service	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$91,937	$17,161	$448,778	$109,366
Receivable for units sold	—	—	1	—

Total assets	91,937	17,161	448,779	109,366

Liabilities
Payable for units redeemed	—	—	—	—

	$91,937	$17,161	$448,779	$109,366

Net Assets:
Deferred annuity contracts terminable by owners	$91,937	$17,161	$448,779	$109,366

Total net assets	$91,937	$17,161	$448,779	$109,366

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	11,717	11,643	—

M&E - 1.40%	4,405	4,146	18,649	63,488

M&E - 1.45%	—	—	52,632	13,969

M&E - 1.55%	118,332	—	20,446	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	195,878	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.940727	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.194022	$1.082570	$1.514528	$1.416010

M&E - 1.40%	$0.755725	$1.079753	$1.510573	$1.412294

M&E - 1.45%	$1.473912	$1.078306	$1.508590	$1.410431

M&E - 1.55%	$0.748812	$1.075513	$1.504671	$1.406752

M&E - 1.75%	$1.456794	$1.069898	$1.496811	$1.399400

M&E - 1.80%	$1.166880	$1.068506	$1.494855	$1.397600

M&E - 1.90%	$1.242261	$1.065739	$1.490972	$1.393966

M&E - 1.95%	$1.293832	$1.064326	$1.489031	$1.392154

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,312.150	9,493.406	298.246	22,680.416

Cost	$37,844	$131,009	$5,146	$457,671

Number of shares - Service	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$41,203	$149,046	$5,115	$491,485
Receivable for units sold	—	2	—	4

Total assets	41,203	149,048	5,115	491,489

Liabilities
Payable for units redeemed	1	—	1	—

	$41,202	$149,048	$5,114	$491,489

Net Assets:
Deferred annuity contracts terminable by owners	$41,202	$149,048	$5,114	$491,489

Total net assets	$41,202	$149,048	$5,114	$491,489

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	7,384	—	—	50,882

M&E - 1.40%	14,434	—	4,303	73,405

M&E - 1.45%	4,798	—	—	71,004

M&E - 1.55%	2,734	—	—	61,080

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	121,766	—	114,530

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	10,610

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.000000	$0.000000	$1.196609	$1.289840

M&E - 1.30%	$1.407397	$1.240178	$1.193842	$1.286878

M&E - 1.40%	$1.403717	$1.236916	$1.188363	$1.280957

M&E - 1.45%	$1.401888	$1.235295	$1.550399	$1.365232

M&E - 1.55%	$1.398231	$1.232074	$1.180187	$1.272166

M&E - 1.75%	$1.390927	$1.225642	$1.532380	$1.349359

M&E - 1.80%	$1.389111	$1.224052	$1.166718	$1.257638

M&E - 1.90%	$1.385493	$1.220855	$1.199152	$1.196943

M&E - 1.95%	$1.383688	$1.219266	$1.169232	$1.253760

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.005	13,168.645	15,427.671	5,921.796

Cost	$—	$143,184	$161,785	$66,357

Number of shares - Service	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$—	$157,365	$164,459	$69,640
Receivable for units sold	—	1	—

Total assets	—	157,366	164,459	69,640

Liabilities
Payable for units redeemed	—	—	—	10

	$—	$157,366	$164,459	$69,630

Net Assets:
Deferred annuity contracts terminable by owners	$—	$157,366	$164,459	$69,630

Total net assets	$—	$157,366	$164,459	$69,630

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	42,982	94,225	12,942

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	14,950	45,956	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	55,795	—	—

M&E - 1.80%	—	973	—	44,690

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.119375	$1.380707	$1.174699	$1.215864

M&E - 1.40%	$1.116455	$1.377087	$1.171625	$1.213864

M&E - 1.45%	$1.114988	$1.375294	$1.170097	$1.212860

M&E - 1.55%	$1.112098	$1.371686	$1.167044	$1.210896

M&E - 1.75%	$1.106315	$1.364539	$1.160938	$1.206940

M&E - 1.80%	$1.104865	$1.362770	$1.159420	$1.205953

M&E - 1.90%	$1.101983	$1.359215	$1.156416	$1.203999

M&E - 1.95%	$1.100562	$1.357442	$1.154904	$1.203007

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MTB Managed Allocation Fund - Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	11,582.584	32,520.475	13,759.064	5,201.798

Cost	$117,337	$878,765	$310,310	$172,715

Number of shares - Service	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$120,343	$1,011,712	$355,947	$184,248
Receivable for units sold		4	3	2

Total assets	120,343	1,011,716	355,950	184,250

Liabilities
Payable for units redeemed	6	—	—	—

	$120,337	$1,011,716	$355,950	$184,250

Net Assets:
Deferred annuity contracts terminable by owners	$120,337	$1,011,716	$355,950	$184,250

Total net assets	$120,337	$1,011,716	$355,950	$184,250

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	85,311	51,256	8,767	—

M&E - 1.40%	—	365,686	65,368	50,607

M&E - 1.45%	26,092	78,390	18,870	—

M&E - 1.55%	—	138,256	153,827	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	93,033	—	132,110

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity
Statements of Assets and Liabilities

December 31, 2006

	MTB Managed Allocation Fund - Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$0.000000	$1.544135	$1.337042	$0.874541

M&E - 1.30%	$1.080822	$1.574294	$1.424871	$1.087133

M&E - 1.40%	$1.079052	$1.288533	$1.434215	$0.867250

M&E - 1.45%	$1.078153	$1.789616	$1.656126	$1.381385

M&E - 1.55%	$1.076408	$1.275926	$1.420132	$0.860003

M&E - 1.75%	$1.072891	$1.768828	$1.636867	$1.365301

M&E - 1.80%	$1.072027	$1.538520	$1.392518	$1.062459

M&E - 1.90%	$1.070277	$1.382814	$1.326463	$1.121625

M&E - 1.95%	$1.069411	$1.463244	$1.428992	$1.118214

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,318.812	41,123.584	11,940.669

Cost	$34,185	$1,262,097	$151,891

Number of shares - Service	0.000	0.000	0.000

Cost	$—	$—	$—

Investments in mutual funds, at net asset value	$41,808	$1,408,483	$160,960
Receivable for units sold	—	8	2

Total assets	41,808	1,408,491	160,962

Liabilities
Payable for units redeemed	8	—	—

	$41,800	$1,408,491	$160,962

Net Assets:
Deferred annuity contracts terminable by owners	$41,800	$1,408,491	$160,962

Total net assets	$41,800	$1,408,491	$160,962

Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—

M&E - 1.30%	—	40,191	—

M&E - 1.40%	—	334,904	77,864

M&E - 1.45%	—	110,244	—

M&E - 1.55%	51,421	161,824	3,264

M&E - 1.75%	—	34,684	20,767

M&E - 1.80%	—	—	—

M&E - 1.90%	—	—	—

M&E - 1.95%	—	9,174	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Accumulation unit value - Initial:
M&E - 1.25%	$1.057895	$1.989658	$1.517999

M&E - 1.30%	$0.000000	$1.863182	$1.514528

M&E - 1.40%	$0.820943	$2.035076	$1.507568

M&E - 1.45%	$0.000000	$2.149548	$1.884997

M&E - 1.55%	$0.812890	$2.015076	$1.497211

M&E - 1.75%	$0.000000	$2.124578	$1.863070

M&E - 1.80%	$0.000000	$1.820851	$1.480144

M&E - 1.90%	$0.000000	$1.546491	$1.275487

M&E - 1.95%	$0.000000	$1.667885	$1.294450

Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—

M&E - 1.30%	—	—	—

M&E - 1.40%	—	—	—

M&E - 1.45%	—	—	—

M&E - 1.55%	—	—	—

M&E - 1.75%	—	—	—

M&E - 1.80%	—	—	—

M&E - 1.90%	—	—	—

M&E - 1.95%	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000

M&E - 1.95%	$0.000000	$0.000000	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$3,835	$1,026	$127,393	$110,754
Expenses:
Administrative, mortality and expense risk charge	2,019	1,515	68,254	94,968

Net investment income (loss)	1,816	(489)	59,139	15,786
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,446	8,082	230,188	301,764
Proceeds from sales	2,276	23,244	250,227	450,170
Cost of investments sold	2,187	17,305	237,342	405,585

Net realized capital gains (losses) on investments	5,535	14,021	243,073	346,349
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,576)	11,190	62,005	130,526
End of period	3,741	11,667	198,535	562,692

Net change in unrealized appreciation/depreciation of investments	5,317	477	136,530	432,166

Net realized and unrealized capital gains (losses) on investments	10,852	14,498	379,603	778,515

Increase (decrease) in net assets from operations	$12,668	$14,009	$438,742	$794,301

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	International Moderate Growth Subaccount (1)	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,106	$144	$8,806
Expenses:
Administrative, mortality and expense risk charge	114	1,813	79	5,400

Net investment income (loss)	(114)	293	65	3,406
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	8,831	656	113,418
Proceeds from sales	851	1,860	504	93,496
Cost of investments sold	876	1,574	452	79,410

Net realized capital gains (losses) on investments	(25)	9,117	708	127,504
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	3,468	485	53,508
End of period	2,541	16,351	675	(36,290)

Net change in unrealized appreciation/depreciation of investments	2,541	12,883	190	(89,798)

Net realized and unrealized capital gains (losses) on investments	2,516	22,000	898	37,706

Increase (decrease) in net assets from operations	$2,402	$22,293	$963	$41,112

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount
Net investment income (loss)
Income:
Dividends	$135	$58,623	$6,554	$—
Expenses:
Administrative, mortality and expense risk charge	355	54,662	7,178	793

Net investment income (loss)	(220)	3,961	(624)	(793)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,210	368,069	56,473	4,069
Proceeds from sales	4,395	1,204,363	42,639	804
Cost of investments sold	3,509	945,520	34,574	761

Net realized capital gains (losses) on investments	3,096	626,912	64,538	4,112
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,371	818,816	18,501	5,341
End of period	2,560	717,487	125,266	1,743

Net change in unrealized appreciation/depreciation of investments	(811)	(101,329)	106,765	(3,598)

Net realized and unrealized capital gains (losses) on investments	2,285	525,583	171,303	514

Increase (decrease) in net assets from operations	$2,065	$529,544	$170,679	$(279)

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$13,564	$181	$2,204
Expenses:
Administrative, mortality and expense risk charge	5,231	17,834	2,289	6,197

Net investment income (loss)	(5,231)	(4,270)	(2,108)	(3,993)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	32,891	—	—	20,680
Proceeds from sales	107,137	340,976	48,601	67,288
Cost of investments sold	156,389	375,663	48,296	49,464

Net realized capital gains (losses) on investments	(16,361)	(34,687)	305	38,504
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(83,327)	(172,979)	13,813	46,994
End of period	(60,419)	29,412	19,353	72,095

Net change in unrealized appreciation/depreciation of investments	22,908	202,391	5,540	25,101

Net realized and unrealized capital gains (losses) on investments	6,547	167,704	5,845	63,605

Increase (decrease) in net assets from operations	$1,316	$163,434	$3,737	$59,612

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Net investment income (loss)
Income:
Dividends	$35,613	$24,683	$1,700	$3,567
Expenses:
Administrative, mortality and expense risk charge	5,056	10,714	2,743	4,718

Net investment income (loss)	30,557	13,969	(1,043)	(1,151)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,177	—	23,725	—
Proceeds from sales	73,580	265,231	156,323	104,028
Cost of investments sold	68,428	269,394	127,608	140,832

Net realized capital gains (losses) on investments	9,329	(4,163)	52,440	(36,804)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,902	(8,710)	40,485	(23,852)
End of period	(3,437)	396	19,449	63,907

Net change in unrealized appreciation/depreciation of investments	(8,339)	9,106	(21,036)	87,759

Net realized and unrealized capital gains (losses) on investments	990	4,943	31,404	50,955

Increase (decrease) in net assets from operations	$31,547	$18,912	$30,361	$49,804

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,271	$—	$811
Expenses:
Administrative, mortality and expense risk charge	50	2,285	24,223	13,175

Net investment income (loss)	(50)	(14)	(24,223)	(12,364)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,349	—	20,647
Proceeds from sales	50	29,874	341,041	93,035
Cost of investments sold	48	29,299	244,284	79,838

Net realized capital gains (losses) on investments	2	2,924	96,757	33,844
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(5,735)	119,451	90,153
End of period	639	3,588	209,050	89,533

Net change in unrealized appreciation/depreciation of investments	639	9,323	89,599	(620)

Net realized and unrealized capital gains (losses) on investments	641	12,247	186,356	33,224

Increase (decrease) in net assets from operations	$591	$12,233	$162,133	$20,860

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount
Net investment income (loss)
Income:
Dividends	$23,591	$48,370	$65,148	$2,501
Expenses:
Administrative, mortality and expense risk charge	7,336	78,881	26,792	385

Net investment income (loss)	16,255	(30,511)	38,356	2,116
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	454,173	2,358	92
Proceeds from sales	712,303	1,498,268	462,640	73,137
Cost of investments sold	712,303	1,254,262	465,316	73,132

Net realized capital gains (losses) on investments	—	698,179	(318)	97
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,925,592	(6,473)	—
End of period	—	2,110,984	(18,195)	—

Net change in unrealized appreciation/depreciation of investments	—	185,392	(11,722)	—

Net realized and unrealized capital gains (losses) on investments	—	883,571	(12,040)	97

Increase (decrease) in net assets from operations	$16,255	$853,060	$26,316	$2,213

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$95,469	$8,860	$—	$9,499
Expenses:
Administrative, mortality and expense risk charge	77,130	58,569	3,238	42,135

Net investment income (loss)	18,339	(49,709)	(3,238)	(32,636)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	563,296	158,518	21,218	—
Proceeds from sales	1,624,039	1,100,848	108,405	621,749
Cost of investments sold	1,406,076	1,238,977	108,392	332,744

Net realized capital gains (losses) on investments	781,259	20,389	21,231	289,005
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	559,829	129,460	9,643	1,128,919
End of period	609,534	598,229	(6,831)	1,470,074

Net change in unrealized appreciation/depreciation of investments	49,705	468,769	(16,474)	341,155

Net realized and unrealized capital gains (losses) on investments	830,964	489,158	4,757	630,160

Increase (decrease) in net assets from operations	$849,303	$439,449	$1,519	$597,524

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$30,591	$—	$9	$—
Expenses:
Administrative, mortality and expense risk charge	44,728	1,438	100	215

Net investment income (loss)	(14,137)	(1,438)	(91)	(215)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	179,516	—	327	—
Proceeds from sales	567,437	1,457	447	29,484
Cost of investments sold	675,418	1,450	368	22,339

Net realized capital gains (losses) on investments	71,535	7	406	7,145
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	127,359	(1)	632	7,786
End of period	336,909	9,057	1,131	1

Net change in unrealized appreciation/depreciation of investments	209,550	9,058	499	(7,785)

Net realized and unrealized capital gains (losses) on investments	281,085	9,065	905	(640)

Increase (decrease) in net assets from operations	$266,948	$7,627	$814	$(855)

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$2,408	$—	$—	$90
Expenses:
Administrative, mortality and expense risk charge	2,518	119	64	128

Net investment income (loss)	(110)	(119)	(64)	(38)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,811	—	—	419
Proceeds from sales	149,297	249	69	4,642
Cost of investments sold	146,350	260	68	2,915

Net realized capital gains (losses) on investments	13,758	(11)	1	2,146
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,405	(164)	(1)	2,569
End of period	31,072	(241)	418	1,532

Net change in unrealized appreciation/depreciation of investments	15,667	(77)	419	(1,037)

Net realized and unrealized capital gains (losses) on investments	29,425	(88)	420	1,109

Increase (decrease) in net assets from operations	$29,315	$(207)	$356	$1,071

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$1,462	$172	$475	$908
Expenses:
Administrative, mortality and expense risk charge	1,416	99	4,363	1,816

Net investment income (loss)	46	73	(3,888)	(908)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	7	—	3,671
Proceeds from sales	23,773	99	10,171	57,587
Cost of investments sold	25,459	102	7,828	49,318

Net realized capital gains (losses) on investments	(1,686)	4	2,343	11,940
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,125)	(24)	2,961	12,996
End of period	13,892	133	53,090	18,304

Net change in unrealized appreciation/depreciation of investments	16,017	157	50,129	5,308

Net realized and unrealized capital gains (losses) on investments	14,331	161	52,472	17,248

Increase (decrease) in net assets from operations	$14,377	$234	$48,584	$16,340

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$8,916
Expenses:
Administrative, mortality and expense risk charge	720	1,500	3	6,851

Net investment income (loss)	(720)	(1,500)	(3)	2,065
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,109	—	—	13,068
Proceeds from sales	59,039	1,519	3	160,137
Cost of investments sold	52,428	1,423	3	144,602

Net realized capital gains (losses) on investments	7,720	96	—	28,603
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	557	—	(1)	20,001
End of period	3,359	18,037	(31)	33,814

Net change in unrealized appreciation/depreciation of investments	2,802	18,037	(30)	13,813

Net realized and unrealized capital gains (losses) on investments	10,522	18,133	(30)	42,416

Increase (decrease) in net assets from operations	$9,802	$16,633	$(33)	$44,481

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount	MTB Large- Cap Value Fund II Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,434	$4,025	$1,576
Expenses:
Administrative, mortality and expense risk charge	—	2,116	2,076	495

Net investment income (loss)	—	(682)	1,949	1,081
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	10,713	7,905	1,810
Proceeds from sales	—	8,346	6,798	495
Cost of investments sold	—	7,205	6,995	483

Net realized capital gains (losses) on investments	—	11,854	7,708	1,822
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	4,935	(507)	—
End of period	—	14,181	2,674	3,283

Net change in unrealized appreciation/depreciation of investments	—	9,246	3,181	3,283

Net realized and unrealized capital gains (losses) on investments	—	21,100	10,889	5,105

Increase (decrease) in net assets from operations	$—	$20,418	$12,838	$6,186

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	MTB Managed Allocation Fund - Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$3,478	$8,227	$12,648	$77
Expenses:
Administrative, mortality and expense risk charge	1,532	11,892	5,721	2,237

Net investment income (loss)	1,946	(3,665)	6,927	(2,160)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,815	78,005	50,178	—
Proceeds from sales	1,607	43,231	225,679	33,609
Cost of investments sold	1,570	30,917	194,727	29,503

Net realized capital gains (losses) on investments	1,852	90,319	81,130	4,106
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	475	138,511	66,237	5,288
End of period	3,006	132,947	45,637	11,533

Net change in unrealized appreciation/depreciation of investments	2,531	(5,564)	(20,600)	6,245

Net realized and unrealized capital gains (losses) on investments	4,383	84,755	60,530	10,351

Increase (decrease) in net assets from operations	$6,329	$81,090	$67,457	$8,191

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$184	$2,590	$611
Expenses:
Administrative, mortality and expense risk charge	614	21,613	2,430

Net investment income (loss)	(430)	(19,023)	(1,819)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	172,663	29,231
Proceeds from sales	4,143	509,519	61,371
Cost of investments sold	3,817	298,962	45,951

Net realized capital gains (losses) on investments	326	383,220	44,651
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,160	376,776	28,884
End of period	7,623	146,386	9,069

Net change in unrealized appreciation/depreciation of investments	1,463	(230,390)	(19,815)

Net realized and unrealized capital gains (losses) on investments	1,789	152,830	24,836

Increase (decrease) in net assets from operations	$1,359	$133,807	$23,017

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation - Conservative Subaccount		Asset Allocation - Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,816	$99	$(489)	$(607)
Net realized capital gains (losses) on investments	5,535	41,361	14,021	4,196
Net change in unrealized appreciation/depreciation of investments	5,317	(41,045)	477	2,259

Increase (decrease) in net assets from operations	12,668	415	14,009	5,848
Contract transactions
Net contract purchase payments	—	21,773	32,000	—
Transfer payments from (to) other subaccounts or general account	159,904	(156,940)	6,706	(4)
Contract terminations, withdrawals, and other deductions	(180)	(100,030)	—	(7,378)
Contract maintenance charges	(53)	(35)	(35)	(31)

Increase (decrease) in net assets from contract transactions	159,671	(235,232)	38,671	(7,413)

Net increase (decrease) in net assets	172,339	(234,817)	52,680	(1,565)
Net assets:
Beginning of the period	116,392	351,209	57,014	58,579

End of the period	$288,731	$116,392	$109,694	$57,014

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$59,139	$2,952	$15,786	$469
Net realized capital gains (losses) on investments	243,073	43,262	346,349	84,990
Net change in unrealized appreciation/depreciation of investments	136,530	42,039	432,166	88,384

Increase (decrease) in net assets from operations	438,742	88,253	794,301	173,843
Contract transactions
Net contract purchase payments	2,055,307	1,673,237	5,346,656	2,179,278
Transfer payments from (to) other subaccounts or general account	438,845	1,023,950	1,230,650	130,242
Contract terminations, withdrawals, and other deductions	(98,315)	(95,346)	(241,598)	(17,080)
Contract maintenance charges	(13,196)	(166)	(13,708)	(61)

Increase (decrease) in net assets from contract transactions	2,382,641	2,601,675	6,322,000	2,292,379

Net increase (decrease) in net assets	2,821,383	2,689,928	7,116,301	2,466,222
Net assets:
Beginning of the period	3,025,328	335,400	3,091,079	624,857

End of the period	$5,846,711	$3,025,328	$10,207,380	$3,091,079

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	International Moderate Growth Subaccount	MFS International Equity Subaccount
	2006(1)	2006	2005
Operations
Net investment income (loss)	$(114)	$293	$(172)
Net realized capital gains (losses) on investments	(25)	9,117	7,272
Net change in unrealized appreciation/depreciation of investments	2,541	12,883	(5,920)

Increase (decrease) in net assets from operations	2,402	22,293	1,180
Contract transactions
Net contract purchase payments	800	134,932	2,108
Transfer payments from (to) other subaccounts or general account	46,427	3,245	149
Contract terminations, withdrawals, and other deductions	(738)	—	(19,587)
Contract maintenance charges	—	(25)	(12)

Increase (decrease) in net assets from contract transactions	46,489	138,152	(17,342)

Net increase (decrease) in net assets	48,891	160,445	(16,162)
Net assets:
Beginning of the period	—	14,722	30,884

End of the period	$48,891	$175,167	$14,722

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	American Century Large Company Value Subaccount		Capital Guardian Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$65	$(83)	$3,406	$(3,441)
Net realized capital gains (losses) on investments	708	1,696	127,504	10,400
Net change in unrealized appreciation/depreciation of investments	190	(1,255)	(89,798)	18,049

Increase (decrease) in net assets from operations	963	358	41,112	25,008
Contract transactions
Net contract purchase payments	—	—	—	61
Transfer payments from (to) other subaccounts or general account	(1)	(1)	79,836	(3,548)
Contract terminations, withdrawals, and other deductions	(417)	(7,589)	(47,493)	(53,211)
Contract maintenance charges	(9)	(3)	(62)	(92)

Increase (decrease) in net assets from contract transactions	(427)	(7,593)	32,281	(56,790)

Net increase (decrease) in net assets	536	(7,235)	73,393	(31,782)
Net assets:
Beginning of the period	5,577	12,812	336,199	367,981

End of the period	$6,113	$5,577	$409,592	$336,199

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(220)	$(210)	$3,961	$(21,616)
Net realized capital gains (losses) on investments	3,096	705	626,912	118,139
Net change in unrealized appreciation/depreciation of investments	(811)	769	(101,329)	139,341

Increase (decrease) in net assets from operations	2,065	1,264	529,544	235,864
Contract transactions
Net contract purchase payments	—	—	125	1,500
Transfer payments from (to) other subaccounts or general account	5,844	5,630	(71,187)	(2,656)
Contract terminations, withdrawals, and other deductions	(3,944)	—	(991,167)	(1,019,440)
Contract maintenance charges	(49)	(19)	(232)	(1,619)

Increase (decrease) in net assets from contract transactions	1,851	5,611	(1,062,461)	(1,022,215)

Net increase (decrease) in net assets	3,916	6,875	(532,917)	(786,351)
Net assets:
Beginning of the period	27,196	20,321	4,116,243	4,902,594

End of the period	$31,112	$27,196	$3,583,326	$4,116,243

See accompanying notes.

Transamerica Finanacial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Science and Technology Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(624)	$1,682	$(793)	$(604)
Net realized capital gains (losses) on investments	64,538	30,990	4,112	215
Net change in unrealized appreciation/depreciation of investments	106,765	(2,992)	(3,598)	(69)

Increase (decrease) in net assets from operations	170,679	29,680	(279)	(458)
Contract transactions
Net contract purchase payments	29,449	247,890	—	—
Transfer payments from (to) other subaccounts or general account	18,320	14,873	(4)	2
Contract terminations, withdrawals, and other deductions	(16,967)	(14,926)	—	(9,248)
Contract maintenance charges	(1,106)	(20)	—	—

Increase (decrease) in net assets from contract transactions	29,696	247,817	(4)	(9,246)

Net increase (decrease) in net assets	200,375	277,497	(283)	(9,704)
Net assets:
Beginning of the period	412,356	134,859	53,013	62,717

End of the period	$612,731	$412,356	$52,730	$53,013

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(5,231)	$(5,445)	$(4,270)	$(3,713)
Net realized capital gains (losses) on investments	(16,361)	(24,491)	(34,687)	(111,101)
Net change in unrealized appreciation/depreciation of investments	22,908	80,567	202,391	143,711

Increase (decrease) in net assets from operations	1,316	50,631	163,434	28,897
Contract transactions
Net contract purchase payments	—	10	3,200	4,517
Transfer payments from (to) other subaccounts or general account	(3,395)	(6,138)	(67,260)	(100,906)
Contract terminations, withdrawals, and other deductions	(89,362)	(78,904)	(242,372)	(361,058)
Contract maintenance charges	(161)	(277)	(435)	(904)

Increase (decrease) in net assets from contract transactions	(92,918)	(85,309)	(306,867)	(458,351)

Net increase (decrease) in net assets	(91,602)	(34,678)	(143,433)	(429,454)
Net assets:
Beginning of the period	438,114	472,792	1,387,800	1,817,254

End of the period	$346,512	$438,114	$1,244,367	$1,387,800

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Marsico Growth Subaccount		BlackRock Large Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(2,108)	$(1,817)	$(3,993)	$(1,915)
Net realized capital gains (losses) on investments	305	(1,595)	38,504	22,033
Net change in unrealized appreciation/depreciation of investments	5,540	13,428	25,101	10,086

Increase (decrease) in net assets from operations	3,737	10,016	59,612	30,204
Contract transactions
Net contract purchase payments	2,640	2,593	38,902	27,846
Transfer payments from (to) other subaccounts or general account	6,152	50,873	110,404	91,643
Contract terminations, withdrawals, and other deductions	(39,543)	(11,094)	(29,554)	(63,423)
Contract maintenance charges	(61)	14	(516)	(57)

Increase (decrease) in net assets from contract transactions	(30,812)	42,386	119,236	56,009

Net increase (decrease) in net assets	(27,075)	52,402	178,848	86,213
Net assets:
Beginning of the period	169,210	116,808	314,701	228,488

End of the period	$142,135	$169,210	$493,549	$314,701

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MFS High Yield Subaccount		PIMCO Total Return Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$30,557	$19,254	$13,969	$4,117
Net realized capital gains (losses) on investments	9,329	12,515	(4,163)	22,257
Net change in unrealized appreciation/depreciation of investments	(8,339)	(31,050)	9,106	(22,623)

Increase (decrease) in net assets from operations	31,547	719	18,912	3,751
Contract transactions
Net contract purchase payments	12,407	31,416	30,045	215,141
Transfer payments from (to) other subaccounts or general account	28,876	9,323	(2,876)	65,799
Contract terminations, withdrawals, and other deductions	(15,199)	(27,421)	(49,057)	(71,745)
Contract maintenance charges	(24)	(146)	(592)	(255)

Increase (decrease) in net assets from contract transactions	26,060	13,172	(22,480)	208,940

Net increase (decrease) in net assets	57,607	13,891	(3,568)	212,691
Net assets:
Beginning of the period	317,876	303,985	723,234	510,543

End of the period	$375,483	$317,876	$719,666	$723,234

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Legg Mason Partners All Cap Subaccount		Templeton Transamerica Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,043)	$(1,888)	$(1,151)	$(357)
Net realized capital gains (losses) on investments	52,440	7,179	(36,804)	(12,233)
Net change in unrealized appreciation/depreciation of investments	(21,036)	(1,550)	87,759	29,847

Increase (decrease) in net assets from operations	30,361	3,741	49,804	17,257
Contract transactions
Net contract purchase payments	—	—	33,378	84,455
Transfer payments from (to) other subaccounts or general account	127,025	295	35,423	76,254
Contract terminations, withdrawals, and other deductions	(145,387)	(44,684)	(96,072)	(1,369)
Contract maintenance charges	(17)	12	(184)	(34)

Increase (decrease) in net assets from contract transactions	(18,379)	(44,377)	(27,455)	159,306

Net increase (decrease) in net assets	11,982	(40,636)	22,349	176,563
Net assets:
Beginning of the period	183,855	224,491	327,159	150,596

End of the period	$195,837	$183,855	$349,508	$327,159

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Balanced Subaccount		Transamerica Convertible Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(50)	$—	$(14)	$1,222
Net realized capital gains (losses) on investments	2	—	2,924	10,565
Net change in unrealized appreciation/depreciation of investments	639	—	9,323	(8,444)

Increase (decrease) in net assets from operations	591	—	12,233	3,343
Contract transactions
Net contract purchase payments	14,708	—	61,601	65,413
Transfer payments from (to) other subaccounts or general account	—	—	36,756	7,973
Contract terminations, withdrawals, and other deductions	—	—	(27,334)	(509)
Contract maintenance charges	—	—	(24)	(12)

Increase (decrease) in net assets from contract transactions	14,708	—	70,999	72,865

Net increase (decrease) in net assets	15,299	—	83,232	76,208
Net assets:
Beginning of the period	—	—	111,568	35,360

End of the period	$15,299	$—	$194,800	$111,568

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(24,223)	$(5,468)	$(12,364)	$(9,570)
Net realized capital gains (losses) on investments	96,757	12,343	33,844	76,340
Net change in unrealized appreciation/depreciation of investments	89,599	64,037	(620)	58,442

Increase (decrease) in net assets from operations	162,133	70,912	20,860	125,212
Contract transactions
Net contract purchase payments	10,982	59,898	—	517,469
Transfer payments from (to) other subaccounts or general account	6,337,500	(1,553)	19,869	(38,369)
Contract terminations, withdrawals, and other deductions	(240,359)	(30,171)	(55,379)	(1,729)
Contract maintenance charges	(1,109)	(59)	(42)	(34)

Increase (decrease) in net assets from contract transactions	6,107,014	28,115	(35,552)	477,337

Net increase (decrease) in net assets	6,269,147	99,027	(14,692)	602,549
Net assets:
Beginning of the period	570,805	471,778	776,968	174,419

End of the period	$6,839,952	$570,805	$762,276	$776,968

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Money Market Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$16,255	$14,283	$(30,511)	$(59,440)
Net realized capital gains (losses) on investments	—	(2)	698,179	345,197
Net change in unrealized appreciation/depreciation of investments	—	—	185,392	388,190

Increase (decrease) in net assets from operations	16,255	14,281	853,060	673,947
Contract transactions
Net contract purchase payments	225,746	135,456	7,977	9,082
Transfer payments from (to) other subaccounts or general account	169,007	237,458	(212,078)	(207,285)
Contract terminations, withdrawals, and other deductions	(285,099)	(1,299,235)	(1,142,503)	(1,055,451)
Contract maintenance charges	(202)	(532)	(856)	(2,375)

Increase (decrease) in net assets from contract transactions	109,452	(926,853)	(1,347,460)	(1,256,029)

Net increase (decrease) in net assets	125,707	(912,572)	(494,400)	(582,082)
Net assets:
Beginning of the period	624,013	1,536,585	5,766,079	6,348,161

End of the period	$749,720	$624,013	$5,271,679	$5,766,079

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities - PAM Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$38,356	$54,675	$2,116	$—
Net realized capital gains (losses) on investments	(318)	35,860	97	—
Net change in unrealized appreciation/depreciation of investments	(11,722)	(75,006)	—	—

Increase (decrease) in net assets from operations	26,316	15,529	2,213	—
Contract transactions
Net contract purchase payments	10,346	111,912	—	—
Transfer payments from (to) other subaccounts or general account	(164,420)	(62,254)	(2,213)	—
Contract terminations, withdrawals, and other deductions	(206,985)	(416,057)	—	—
Contract maintenance charges	144	(560)	—	—

Increase (decrease) in net assets from contract transactions	(360,915)	(366,959)	(2,213)	—

Net increase (decrease) in net assets	(334,599)	(351,430)	—	—
Net assets:
Beginning of the period	2,088,118	2,439,548	—	—

End of the period	$1,753,519	$2,088,118	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$18,339	$20,764	$(49,709)	$(43,682)
Net realized capital gains (losses) on investments	781,259	508,048	20,389	(223,141)
Net change in unrealized appreciation/depreciation of investments	49,705	(370,892)	468,769	463,324

Increase (decrease) in net assets from operations	849,303	157,920	439,449	196,501
Contract transactions
Net contract purchase payments	10,452	164,317	132,626	53,124
Transfer payments from (to) other subaccounts or general account	(192,598)	(5,745)	(43,780)	(233,108)
Contract terminations, withdrawals, and other deductions	(1,272,225)	(1,482,537)	(853,163)	(866,441)
Contract maintenance charges	(311)	(2,499)	6	(1,839)

Increase (decrease) in net assets from contract transactions	(1,454,682)	(1,326,464)	(764,311)	(1,048,264)

Net increase (decrease) in net assets	(605,379)	(1,168,544)	(324,862)	(851,763)
Net assets:
Beginning of the period	5,847,412	7,015,956	4,433,082	5,284,845

End of the period	$5,242,033	$5,847,412	$4,108,220	$4,433,082

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3,238)	$(2,907)	$(32,636)	$57,446
Net realized capital gains (losses) on investments	21,231	47,887	289,005	182,563
Net change in unrealized appreciation/depreciation of investments	(16,474)	(28,169)	341,155	91,555

Increase (decrease) in net assets from operations	1,519	16,811	597,524	331,564
Contract transactions
Net contract purchase payments	33,422	18,759	5,188	13,796
Transfer payments from (to) other subaccounts or general account	42,308	(49,137)	4,479	(60,846)
Contract terminations, withdrawals, and other deductions	(78,384)	(2,345)	(511,075)	(632,739)
Contract maintenance charges	(17)	(33)	(330)	(1,362)

Increase (decrease) in net assets from contract transactions	(2,671)	(32,756)	(501,738)	(681,151)

Net increase (decrease) in net assets	(1,152)	(15,945)	95,786	(349,587)
Net assets:
Beginning of the period	209,696	225,641	2,984,010	3,333,597

End of the period	$208,544	$209,696	$3,079,796	$2,984,010

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Mid Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(14,137)	$(2,597)	$(1,438)	$(56)
Net realized capital gains (losses) on investments	71,535	(126,560)	7	208
Net change in unrealized appreciation/depreciation of investments	209,550	378,784	9,058	(423)

Increase (decrease) in net assets from operations	266,948	249,627	7,627	(271)
Contract transactions
Net contract purchase payments	4,900	4,591	139,786	—
Transfer payments from (to) other subaccounts or general account	(51,519)	(127,735)	(17)	(1)
Contract terminations, withdrawals, and other deductions	(463,432)	(626,156)	—	(10,362)
Contract maintenance charges	(907)	(1,618)	—	—

Increase (decrease) in net assets from contract transactions	(510,958)	(750,918)	139,769	(10,363)

Net increase (decrease) in net assets	(244,010)	(501,291)	147,396	(10,634)
Net assets:
Beginning of the period	3,399,256	3,900,547	—	10,634

End of the period	$3,155,246	$3,399,256	$147,396	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(91)	$(101)	$(215)	$(428)
Net realized capital gains (losses) on investments	406	1,331	7,145	116
Net change in unrealized appreciation/depreciation of investments	499	(911)	(7,785)	2,269

Increase (decrease) in net assets from operations	814	319	(855)	1,957
Contract transactions
Net contract purchase payments	—	3,376	—	—
Transfer payments from (to) other subaccounts or general account	(141)	(10,557)	(35)	(3)
Contract terminations, withdrawals, and other deductions	(172)	(167)	(29,234)	—
Contract maintenance charges	(36)	(32)	—	(3)

Increase (decrease) in net assets from contract transactions	(349)	(7,380)	(29,269)	(6)

Net increase (decrease) in net assets	465	(7,061)	(30,124)	1,951
Net assets:
Beginning of the period	7,284	14,345	30,124	28,173

End of the period	$7,749	$7,284	$—	$30,124

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(110)	$(188)	$(119)	$(8)
Net realized capital gains (losses) on investments	13,758	2,690	(11)	—
Net change in unrealized appreciation/depreciation of investments	15,667	(734)	(77)	(163)

Increase (decrease) in net assets from operations	29,315	1,768	(207)	(171)
Contract transactions
Net contract purchase payments	132,432	—	1,635	7,468
Transfer payments from (to) other subaccounts or general account	7,978	592	—	146
Contract terminations, withdrawals, and other deductions	—	(20,711)	(84)	—
Contract maintenance charges	(25)	(54)	(46)	—

Increase (decrease) in net assets from contract transactions	140,385	(20,173)	1,505	7,614

Net increase (decrease) in net assets	169,700	(18,405)	1,298	7,443
Net assets:
Beginning of the period	61,385	79,790	7,443	—

End of the period	$231,085	$61,385	$8,741	$7,443

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen- Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(64)	$—	$(38)	$(93)
Net realized capital gains (losses) on investments	1	4	2,146	3,411
Net change in unrealized appreciation/depreciation of investments	419	(2)	(1,037)	(2,696)

Increase (decrease) in net assets from operations	356	2	1,071	622
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	4,702	(2)	17	(1)
Contract terminations, withdrawals, and other deductions	—	—	(860)	(7,250)
Contract maintenance charges	(5)	—	(10)	(10)

Increase (decrease) in net assets from contract transactions	4,697	(2)	(853)	(7,261)

Net increase (decrease) in net assets	5,053	—	218	(6,639)
Net assets:
Beginning of the period	—	—	8,667	15,306

End of the period	$5,053	$—	$8,885	$8,667

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Janus Aspen - Worldwide Growth Subaccount		JPMorgan Bond Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$46	$(265)	$73	$28
Net realized capital gains (losses) on investments	(1,686)	(230)	4	24
Net change in unrealized appreciation/depreciation of investments	16,017	4,112	157	(32)

Increase (decrease) in net assets from operations	14,377	3,617	234	20
Contract transactions
Net contract purchase payments	—	—	12,553	—
Transfer payments from (to) other subaccounts or general account	(10,178)	—	3,001	(1)
Contract terminations, withdrawals, and other deductions	(7,016)	—	—	—
Contract maintenance charges	(7)	(13)	(5)	(1)

Increase (decrease) in net assets from contract transactions	(17,201)	(13)	15,549	(2)

Net increase (decrease) in net assets	(2,824)	3,604	15,783	18
Net assets:
Beginning of the period	94,761	91,157	1,378	1,360

End of the period	$91,937	$94,761	$17,161	$1,378

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	JPMorgan International Equity Subaccount		JPMorgan Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3,888)	$(374)	$(908)	$(1,583)
Net realized capital gains (losses) on investments	2,343	8,704	11,940	2,029
Net change in unrealized appreciation/depreciation of investments	50,129	(4,131)	5,308	8,674

Increase (decrease) in net assets from operations	48,584	4,199	16,340	9,120
Contract transactions
Net contract purchase payments	283,060	6,210	—	17,870
Transfer payments from (to) other subaccounts or general account	96,128	(94,015)	(17)	54,444
Contract terminations, withdrawals, and other deductions	(5,344)	—	(55,747)	—
Contract maintenance charges	(436)	(6)	(8)	(20)

Increase (decrease) in net assets from contract transactions	373,408	(87,811)	(55,772)	72,294

Net increase (decrease) in net assets	421,992	(83,612)	(39,432)	81,414
Net assets:
Beginning of the period	26,787	110,399	148,798	67,384

End of the period	$448,779	$26,787	$109,366	$148,798

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	JPMorgan Small Company Subaccount		JPMorgan US Large Cap Core Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(720)	$(1,623)	$(1,500)	$14
Net realized capital gains (losses) on investments	7,720	5,325	96	134
Net change in unrealized appreciation/depreciation of investments	2,802	(6,479)	18,037	(185)

Increase (decrease) in net assets from operations	9,802	(2,777)	16,633	(37)
Contract transactions
Net contract purchase payments	1,635	15,680	132,432	—
Transfer payments from (to) other subaccounts or general account	1,988	(31,698)	(17)	(2,341)
Contract terminations, withdrawals, and other deductions	(58,188)	—	—	—
Contract maintenance charges	(111)	(17)	—	—

Increase (decrease) in net assets from contract transactions	(54,676)	(16,035)	132,415	(2,341)

Net increase (decrease) in net assets	(44,874)	(18,812)	149,048	(2,378)
Net assets:
Beginning of the period	86,076	104,888	—	2,378

End of the period	$41,202	$86,076	$149,048	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(3)	$(51)	$2,065	$(1,143)
Net realized capital gains (losses) on investments	—	898	28,603	11,681
Net change in unrealized appreciation/depreciation of investments	(30)	(1,704)	13,813	(8,088)

Increase (decrease) in net assets from operations	(33)	(857)	44,481	2,450
Contract transactions
Net contract purchase payments	—	—	196,291	210,339
Transfer payments from (to) other subaccounts or general account	5,147	1	(96,409)	60,250
Contract terminations, withdrawals, and other deductions	—	(9,188)	(65,352)	(23,564)
Contract maintenance charges	—	—	(309)	(20)

Increase (decrease) in net assets from contract transactions	5,147	(9,187)	34,221	247,005

Net increase (decrease) in net assets	5,114	(10,044)	78,702	249,455
Net assets:
Beginning of the period	—	10,044	412,787	163,332

End of the period	$5,114	$—	$491,489	$412,787

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount		MTB Large-Cap Value Fund II Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$—	$—	$(682)	$(230)
Net realized capital gains (losses) on investments	—	—	11,854	469
Net change in unrealized appreciation/depreciation of investments	—	—	9,246	4,935

Increase (decrease) in net assets from operations	—	—	20,418	5,174
Contract transactions
Net contract purchase payments	—	—	28,839	106,538
Transfer payments from (to) other subaccounts or general account	—	—	(1,124)	2,797
Contract terminations, withdrawals, and other deductions	—	—	(5,126)	—
Contract maintenance charges	—	—	(150)	—

Increase (decrease) in net assets from contract transactions	—	—	22,439	109,335

Net increase (decrease) in net assets	—	—	42,857	114,509
Net assets:
Beginning of the period	—	—	114,509	—

End of the period	$—	$—	$157,366	$114,509

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MTB Managed Allocation Fund - Moderate Growth II Subaccount		MTB Managed Allocation Fund - Aggressive Growth II Subaccount
	2006	2005	2006	2005(1)
Operations
Net investment income (loss)	$1,949	$415	$1,081	$(1)
Net realized capital gains (losses) on investments	7,708	3,553	1,822	19
Net change in unrealized appreciation/depreciation of investments	3,181	(507)	3,283	—

Increase (decrease) in net assets from operations	12,838	3,461	6,186	18
Contract transactions
Net contract purchase payments	37,500	185,194	14,708	800
Transfer payments from (to) other subaccounts or general account	51	(67,512)	48,736	18
Contract terminations, withdrawals, and other deductions	(4,449)	(2,367)	—	(836)
Contract maintenance charges	(257)	—	—	—

Increase (decrease) in net assets from contract transactions	32,845	115,315	63,444	(18)

Net increase (decrease) in net assets	45,683	118,776	69,630	—
Net assets:
Beginning of the period	118,776	—	—	—

End of the period	$164,459	$118,776	$69,630	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MTB Managed Allocation Fund - Conservative Growth II Subaccount		Fidelity - VIP Contrafund® Subaccount
	2006	2005(1)	2006	2005
Operations
Net investment income (loss)	$1,946	$1,081	$(3,665)	$(5,990)
Net realized capital gains (losses) on investments	1,852	13	90,319	8,190
Net change in unrealized appreciation/depreciation of investments	2,531	475	(5,564)	64,327

Increase (decrease) in net assets from operations	6,329	1,569	81,090	66,527
Contract transactions
Net contract purchase payments	—	112,384	195,645	69,336
Transfer payments from (to) other subaccounts or general account	1,007	5	184,177	110,984
Contract terminations, withdrawals, and other deductions	—	(812)	(9,281)	(75,192)
Contract maintenance charges	(145)	—	(692)	(88)

Increase (decrease) in net assets from contract transactions	862	111,577	369,849	105,040

Net increase (decrease) in net assets	7,191	113,146	450,939	171,567
Net assets:
Beginning of the period	113,146	—	560,777	389,210

End of the period	$120,337	$113,146	$1,011,716	$560,777

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity - VIP Equity- Income Subaccount		Fidelity - VIP Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$6,927	$(403)	$(2,160)	$(516)
Net realized capital gains (losses) on investments	81,130	18,287	4,106	175
Net change in unrealized appreciation/depreciation of investments	(20,600)	895	6,245	2,120

Increase (decrease) in net assets from operations	67,457	18,779	8,191	1,779
Contract transactions
Net contract purchase payments	2,500	33,753	132,432	—
Transfer payments from (to) other subaccounts or general account	(156,691)	35,090	8,628	(1)
Contract terminations, withdrawals, and other deductions	(50,768)	(20,121)	(11,408)	(1,071)
Contract maintenance charges	(230)	(120)	(22)	(23)

Increase (decrease) in net assets from contract transactions	(205,189)	48,602	129,630	(1,095)

Net increase (decrease) in net assets	(137,732)	67,381	137,821	684
Net assets:
Beginning of the period	493,682	426,301	46,429	45,745

End of the period	$355,950	$493,682	$184,250	$46,429

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(430)	$(337)	$(19,023)	$(14,379)
Net realized capital gains (losses) on investments	326	48	383,220	85,137
Net change in unrealized appreciation/depreciation of investments	1,463	2,993	(230,390)	93,547

Increase (decrease) in net assets from operations	1,359	2,704	133,807	164,305
Contract transactions
Net contract purchase payments	—	—	86,940	284,461
Transfer payments from (to) other subaccounts or general account	10	(2)	55,066	248,619
Contract terminations, withdrawals, and other deductions	(642)	—	(181,437)	(219,315)
Contract maintenance charges	(50)	(51)	(1,366)	(333)

Increase (decrease) in net assets from contract transactions	(682)	(53)	(40,797)	313,432

Net increase (decrease) in net assets	677	2,651	93,010	477,737
Net assets:
Beginning of the period	41,123	38,472	1,315,481	837,744

End of the period	$41,800	$41,123	$1,408,491	$1,315,481

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity - VIP Value Strategies Subaccount
	2006	2005
Operations
Net investment income (loss)	$(1,819)	$(2,114)
Net realized capital gains (losses) on investments	44,651	11,745
Net change in unrealized appreciation/depreciation of investments	(19,815)	(8,469)

Increase (decrease) in net assets from operations	23,017	1,162
Contract transactions
Net contract purchase payments	—	32,707
Transfer payments from (to) other subaccounts or general account	27,847	(2,203)
Contract terminations, withdrawals, and other deductions	(58,007)	(12,298)
Contract maintenance charges	(59)	(63)

Increase (decrease) in net assets from contract transactions	(30,219)	18,143

Net increase (decrease) in net assets	(7,202)	19,305
Net assets:
Beginning of the period	168,164	148,859

End of the period	$160,962	$168,164

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Financial Life Insurance Company, Inc. Separate Account VA BNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company, Inc. (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio (the Portfolio) of a Series Fund (each a Series Fund and collectively the Series Funds). The Mutual Fund Account contains multiple Series Funds. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specific investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added to the Series Fund portfolio solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:
AEGON/Transamerica Series Trust-Service Class:
Asset Allocation-Conservative Portfolio-Service Class
Asset Allocation-Growth Portfolio-Service Class
Asset Allocation-Moderate Portfolio-Service Class
Asset Allocation-Moderate Growth Portfolio-Service Class
International Moderate Growth Fund-Service Class
MFS International Equity-Service Class
American Century Large Company Value-Service Class
Capital Guardian Global-Service Class
Capital Guardian U.S. Equity-Service Class
Capital Guardian Value-Service Class
Clarion Global Real Estate Securities-Service Class
Transamerica Science and Technology-Service Class
Jennison Growth-Service Class
J.P. Morgan Enhanced Index-Service Class
Marsico Growth-Service Class
BlackRock Large Cap Value-Service Class
MFS High Yield-Service Class
PIMCO Total Return-Service Class
Legg Mason Partners All Cap-Service Class
Templeton Transamerica Global-Service Class
Transamerica Balanced-Service Class
Transamerica Convertible Securities-Service Class
Transamerica Equity-Service Class
Transamerica Growth Opportunities-Service Class
Transamerica Money Market-Service Class
Transamerica U.S. Government Securities-Service Class
Transamerica U.S. Government Securities PAM-Service Class
T. Rowe Price Equity Income-Service Class
T. Rowe Price Growth Stock-Service Class
T. Rowe Price Small Cap-Service Class
Van Kampen Active International Allocation-Service Class
Van Kampen Large Cap Core-Service Class
Van Kampen Mid Cap Growth-Service Class
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II
AIM V.I. Capital Appreciation Fund-Series II
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B
AllianceBernstein Large Cap Growth Portfolio-Class B
Janus Aspen Series-Service Shares:
Janus Aspen - Mid Cap Value Portfolio-Service Shares
Janus Aspen-Mid Cap Growth Portfolio-Service Shares
Janus Aspen-Worldwide Growth Portfolio-Service Shares
JPMorgan Series Trust II:
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan US Large Cap Core Equity Portfolio
MFS® Variable Insurance TrustSM - Service Class:
MFS New Discovery Series-Service Class
MFS Total Return Series-Service Class

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund:

MTB Group of Funds:
MTB Large-Cap Growth Fund II
MTB Large-Cap Value Fund II
MTB Managed Allocation Fund-Moderate Growth II
MTB Managed Allocation Fund-Aggressive Growth II
MTB Managed Allocation Fund-Conservative Growth II
Fidelity Variable Insurance Products Fund-Service Class 2:
Fidelity - VIP Contrafund® Portfolio
Fidelity-VIP Equity-Income Portfolio-Service Class 2
Fidelity-VIP Growth Portfolio-Service Class 2
Fidelity-VIP Mid Cap Portfolio-Service Class 2
Fidelity-VIP Value Strategies Portfolio-Service Class 2

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Transamerica Equity	May 1, 2002
Clarion Global Real Estate Securities	May 1, 2002
Transamerica Balanced	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity-VIP Value Strategies	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2003
JPMorgan Bond	May 1, 2004
JPMorgan International Equity	May 1, 2004
JPMorgan Mid Cap Value	May 1, 2004
JPMorgan Small Company	May 1, 2004
JPMorgan US Large Cap Core Equity	May 1, 2004
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation Fund - Moderate Growth II	May 1, 2004
MTB Managed Allocation Fund - Aggressive Growth II	May 1, 2005
MTB Managed Allocation Fund - Conservative Growth II	May 1, 2005
International Moderate Growth	May 1, 2006

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
MTB Managed Allocation Fund-Aggressive Growth II	MTB Managed Allocation-Aggressive Growth Fund II
MTB Managed Allocation Fund-Conservative Growth II	MTB Managed Allocation-Conservative Growth Fund II
MTB Managed Allocation Fund-Moderate Growth II	MTB Managed Allocation-Moderate Growth Fund II
MFS International Equity	American Century International
Transamerica Science and Technology	Great Companies - Technology SM
BlackRock Large Cap Value	Mercury Large Cap Value
Legg Mason Partners All Cap	Salomon All Cap
Templeton Transamerica Global	Templeton Great Companies Global

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Transamerica Mid/Small Cap Value	July 1, 2002
JP Morgan Small Company Portfolio	May 1, 2006
JP Morgan Mid Cap Value Portfolio	May 1, 2006

Marsico Growth subaccount was reopened May 1, 2003. Policyholders may only invest in the Service Class shares on or after May 1, 2003. If purchased before May 1, 2003, policyholders may only invest in the Initial Class shares.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003.

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
Transamerica Equity	Great Companies - America SM
Transamerica Equity	Janus Growth (A/T)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for The Landmark NY Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds Investments are reinvested to purchase additional mutual fund shares.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust-Service Class:
Asset Allocation-Conservative Portfolio-Service Class	$161,672	$880
Asset Allocation-Growth Portfolio-Service Class	33,774	177
Asset Allocation-Moderate Portfolio-Service Class	2,667,318	237,551
Asset Allocation-Moderate Growth Portfolio-Service Class	6,918,426	305,239
International Moderate Growth Fund-Service Class	47,228	851
MFS International Equity-Service Class	144,692	1,620
American Century Large Company Value-Service Class	—	—
Capital Guardian Global-Service Class	—	—
Capital Guardian U.S. Equity-Service Class	—	—
Capital Guardian Value-Service Class	—	—
Clarion Global Real Estate Securities-Service Class	68,454	32,771
Transamerica Science and Technology-Service Class	—	—
Jennison Growth-Service Class	—	—
J.P. Morgan Enhanced Index-Service Class	—	—
Marsico Growth-Service Class	—	—
BlackRock Large Cap Value-Service Class	118,824	9,468
MFS High Yield-Service Class	16,268	1,418
PIMCO Total Return-Service Class	28,717	150,289
Legg Mason Partners All Cap-Service Class	—	—
Templeton Transamerica Global-Service Class	39,685	7,585
Transamerica Balanced-Service Class	14,708	50
Transamerica Convertible Securities-Service Class	90,884	8,487
Transamerica Equity-Service Class	31,913	4,298
Transamerica Growth Opportunities-Service Class	17,900	11,534
Transamerica Money Market-Service Class	310,335	420,443
Transamerica U.S. Government Securities-Service Class	15,038	2,303
T. Rowe Price Equity Income-Service Class	27,319	9,672
T. Rowe Price Growth Stock-Service Class	142,891	4,961
T. Rowe Price Small Cap-Service Class	37,715	1,163
Van Kampen Active International Allocation-Service Class	19	168
Van Kampen Large Cap Core-Service Class	—	—
Van Kampen Mid Cap Growth-Service Class	139,787	1,457

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Trust-Initial Class:
Asset Allocation-Conservative Portfolio-Initial Class	$7,527	$1,396
Asset Allocation-Growth Portfolio-Initial Class	35,732	23,067
Asset Allocation-Moderate Portfolio-Initial Class	254,877	12,676
Asset Allocation-Moderate Growth Portfolio-Initial Class	171,290	144,931
MFS International Equity-Initial Class	4,438	240
American Century Large Company Value-Initial Class	800	504
Capital Guardian Global-Initial Class	242,600	93,496
Capital Guardian U.S. Equity-Initial Class	8,227	4,395
Capital Guardian Value-Initial Class	513,935	1,204,363
Clarion Global Real Estate Securities-Initial Class	59,737	9,868
Transamerica Science and Technology-Initial Class	4,069	804
Jennison Growth-Initial Class	41,890	107,137
J.P. Morgan Enhanced Index-Initial Class	29,847	340,976
Marsico Growth-Initial Class	15,678	48,601
BlackRock Large Cap Value-Initial Class	84,386	57,820
MFS High Yield-Initial Class	118,105	72,162
PIMCO Total Return-Initial Class	228,005	114,942
Legg Mason Partners All Cap-Initial Class	160,619	156,323
Templeton Transamerica Global-initial Class	35,733	96,443
Transamerica Balanced-Initial Class	—	—
Transamerica Convertible Securities-Initial Class	12,310	21,387
Transamerica Equity-Initial Class	6,391,909	336,743
Transamerica Growth Opportunities-Service Class	47,876	81,501
Transamerica Money Market-Initial Class	527,672	291,860
Transamerica Small/Mid Cap Value-Initial Class	574,468	1,498,268
Transamerica U.S. Government Securities-Initial Class	127,390	460,337
Transamerica U.S. Government Securities-PAM-Initial Class	73,132	73,137
T. Rowe Price Equity Income-Initial Class	723,688	1,614,367
T. Rowe Price Growth Stock-Initial Class	302,473	1,095,887
T. Rowe Price Small Cap-Initial Class	86,002	107,242
Van Kampen Active International Allocation-Initial Class	87,370	621,581
Van Kampen Large Cap Core-Initial Class	221,883	567,437
Van Kampen Mid Cap Growth-Initial Class	1	—
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II	336	447
AIM V.I. Capital Appreciation Fund-Series II	1	29,484
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B	300,381	149,297
AllianceBernstein Large Cap Growth Portfolio-Class B	1,634	249

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	$4,702	$69
Janus Aspen - Mid Cap Value Portfolio-Service Shares	4,171	4,642
Janus Aspen-Worldwide Growth Portfolio-Service Shares	6,621	23,773
JPMorgan Series Trust II:
JPMorgan Bond Portfolio	15,727	99
JPMorgan International Equity Portfolio	379,685	10,171
JPMorgan Mid Cap Value Portfolio	4,579	57,587
JPMorgan Small Company Portfolio	4,746	59,039
JPMorgan US Large Cap Core Equity Portfolio	132,432	1,519
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	5,147	3
MFS Total Return Series-Service Class	209,482	160,137
MTB Group of Funds:
MTB Large-Cap Growth Fund II	—	—
MTB Large-Cap Value Fund II	40,818	8,346
MTB Managed Allocation Fund-Moderate Growth II	49,496	6,798
MTB Managed Allocation Fund-Aggressive Growth II	66,840	495
MTB Managed Allocation Fund-Conservative Growth II	6,235	1,607
Fidelity Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	487,419	43,231
Fidelity-VIP Equity-Income Portfolio-Service Class 2	77,595	225,679
Fidelity-VIP Growth Portfolio-Service Class 2	161,074	33,609
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	3,035	4,143
Fidelity-VIP Mid Cap Portfolio-Service Class 2	622,359	509,519
Fidelity-VIP Value Strategies Portfolio-Service Class 2	58,556	61,371

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	International Moderate Growth Subaccount(1)
Units outstanding at January 1, 2005	304,010	50,226	285,643	531,079	—
Units purchased	117,951	—	1,401,092	1,844,634	—
Units redeemed and transferred	(325,912)	(6,022)	744,136	37,865	—

Units outstanding at December 31, 2005	96,049	44,204	2,430,871	2,413,578	—
Units purchased	—	19,841	1,585,564	3,709,098	818
Units redeemed and transferred	116,692	6,627	174,642	644,126	46,590

Units outstanding at December 31, 2006	212,741	70,672	4,191,077	6,766,802	47,408

	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Units outstanding at January 1, 2005	34,599	12,026	277,087	22,010	1,773,374
Units purchased	—	1,552	46	—	7,417
Units redeemed and transferred	(20,657)	(8,481)	(43,968)	6,108	(372,820)

Units outstanding at December 31, 2005	13,942	5,097	233,165	28,118	1,407,971
Units purchased	715	81,867	—	—	1,204
Units redeemed and transferred	84,295	(82,250)	18,644	1,497	(322,009)

Units outstanding at December 31, 2006	98,952	4,714	251,809	29,615	1,087,166

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Units outstanding at January 1, 2005	82,688	84,082	584,761	1,258,437	150,130
Units purchased	167,624	—	370	11,522	6,137
Units redeemed and transferred	(2,323)	(13,309)	(102,576)	(312,117)	47,209

Units outstanding at December 31, 2005	247,989	70,773	482,555	957,842	203,476
Units purchased	16,326	—	—	5,195	3,355
Units redeemed and transferred	(3,481)	—	(103,213)	(193,873)	(42,366)

Units outstanding at December 31, 2006	260,834	70,773	379,342	769,164	164,465

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Units outstanding at January 1, 2005	173,358	251,460	455,481	203,701	267,940
Units purchased	19,483	31,217	211,173	1,869	79,107
Units redeemed and transferred	16,815	(19,275)	(12,632)	(42,680)	130,097

Units outstanding at December 31, 2005	209,656	263,402	654,022	162,890	477,144
Units purchased	28,871	13,472	28,040	—	28,023
Units redeemed and transferred	47,141	8,136	(56,563)	(14,415)	(101,322)

Units outstanding at December 31, 2006	285,668	285,010	625,499	148,475	403,845

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount
Units outstanding at January 1, 2005	—	28,153	619,629	125,378	1,140,718
Units purchased	—	60,910	46,856	485,619	135,304
Units redeemed and transferred	—	3,999	(41,574)	(49,941)	(789,934)

Units outstanding at December 31, 2005	—	93,062	624,911	561,056	486,088
Units purchased	11,126	46,205	16,972	3,247	219,716
Units redeemed and transferred	—	5,606	6,547,847	(27,065)	(172,041)

Units outstanding at December 31, 2006	11,126	144,873	7,189,730	537,238	533,763

	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities - PAM Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2005	1,556,874	1,604,049	—	2,478,556	1,832,519
Units purchased	6,615	109,178	—	146,320	54,708
Units redeemed and transferred	(286,089)	(315,458)	—	(496,650)	(378,958)

Units outstanding at December 31, 2005	1,277,400	1,397,769	—	2,128,226	1,508,269
Units purchased	2,502	15,355	—	6,358	100,749
Units redeemed and transferred	(250,351)	(251,214)	—	(464,970)	(278,849)

Units outstanding at December 31, 2006	1,029,551	1,161,910	—	1,669,614	1,330,169

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Units outstanding at January 1, 2005	275,221	2,218,911	1,327,745	14,964	13,169
Units purchased	18,795	13,491	3,355	—	3,125
Units redeemed and transferred	(65,072)	(453,317)	(259,293)	(14,964)	(9,872)

Units outstanding at December 31, 2005	228,944	1,779,085	1,071,807	—	6,422
Units purchased	26,133	5,946	1,513	104,047	—
Units redeemed and transferred	(47,209)	(272,353)	(140,329)	—	(289)

Units outstanding at December 31, 2006	207,868	1,512,678	932,991	104,047	6,133

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Units outstanding at January 1, 2005	26,672	78,695	—	—	13,944
Units purchased	—	—	5,382	—	—
Units redeemed and transferred	(3)	(20,008)	—	—	(6,672)

Units outstanding at December 31, 2005	26,669	58,687	5,382	—	7,272
Units purchased	—	—	1,394	—	2,775
Units redeemed and transferred	(26,669)	122,371	(109)	8,389	(3,477)

Units outstanding at December 31, 2006	—	181,058	6,667	8,389	6,570

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount	JPMorgan Small Company Subaccount
Units outstanding at January 1, 2005	146,937	1,312	95,389	59,258	86,440
Units purchased	—	872	7,236	17,504	20,841
Units redeemed and transferred	(22)	(873)	(81,421)	44,764	(37,625)

Units outstanding at December 31, 2005	146,915	1,311	21,204	121,526	69,656
Units purchased	7,218	23,434	26,411	—	2,400
Units redeemed and transferred	(31,396)	(8,882)	251,633	(44,069)	(42,706)

Units outstanding at December 31, 2006	122,737	15,863	299,248	77,457	29,350

	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	MTB Large- Cap Growth Fund II Subaccount	MTB Large- Cap Value Fund II Subaccount
Units outstanding at January 1, 2005	2,209	9,751	142,275	—	—
Units purchased	808	—	159,536	808	116,690
Units redeemed and transferred	(3,017)	(9,751)	44,426	(808)	(19,912)

Units outstanding at December 31, 2005	—	—	346,237	—	96,778
Units purchased	—	—	52,735	—	46,020
Units redeemed and transferred	121,766	4,303	(17,461)	—	(28,098)

Units outstanding at December 31, 2006	121,766	4,303	381,511	—	114,700

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding (continued)

	MTB Managed Allocation Fund - Moderate Growth II Subaccount	MTB Managed Allocation Fund - Aggressive Growth II Subaccount	MTB Managed Allocation Fund - Conservative Growth II Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Units outstanding at January 1, 2005	—	—	—	383,308	367,527
Units purchased	337,753	820	196,682	47,414	53,660
Units redeemed and transferred	(227,419)	(820)	(86,123)	33,981	(15,323)

Units outstanding at December 31, 2005	110,334	—	110,559	464,703	405,864
Units purchased	68,214	25,884	—	41,071	7,050
Units redeemed and transferred	(38,367)	31,748	844	220,847	(166,082)

Units outstanding at December 31, 2006	140,181	57,632	111,403	726,621	246,832

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Units outstanding at January 1, 2005	57,799	52,433	532,803	114,133
Units purchased	—	—	164,624	27,653
Units redeemed and transferred	(1,440)	(65)	15,665	(19,246)

Units outstanding at December 31, 2005	56,359	52,368	713,092	122,540
Units purchased	—	3,549	49,571	—
Units redeemed and transferred	126,358	(4,496)	(71,642)	(20,645)

Units outstanding at December 31, 2006	182,717	51,421	691,021	101,895

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Asset Allocation - Conservative
	12/31/2006		212,741	$1.33 to $1.22	$288,731	2.42%	1.25% to 1.95%	8.10% to 7.06%
	12/31/2005		96,049	1.23 to 1.14	116,392	1.41	1.25 to 1.95	3.89 to 3.23
	12/31/2004		304,010	1.18 to 1.11	351,209	0.25	1.25 to 1.90	8.04 to (9.08)
	12/31/2003		199,459	1.09 to 1.03	216,879	0.10	1.30 to 1.90	15.87 to 17.60
	12/31/2002	(1)	82,702	0.90 to 0.90	74,183	0.00	1.40 to 1.55	(10.30) to (10.39)
Asset Allocation - Growth
	12/31/2006		70,672	1.49 to 1.45	109,694	1.03	1.25 to 1.95	14.19 to 13.08
	12/31/2005		44,204	1.30 to 1.28	57,014	0.43	1.25 to 1.95	10.86 to 10.15
	12/31/2004		50,226	1.17 to 1.17	58,579	0.09	1.25 to 1.90	12.44 to (9.96)
	12/31/2003		43,997	1.04 to 1.05	45,626	0.01	1.30 to 1.90	24.89 to 23.17
	12/31/2002	(1)	200	0.81 to 0.80	161	0.00	1.40 to 1.55	(19.46) to (19.54)
Asset Allocation - Moderate
	12/31/2006		4,191,077	1.38 to 1.29	5,846,711	2.70	1.25 to 1.95	10.11 to 9.09
	12/31/2005		2,430,871	1.25 to 1.19	3,025,328	1.56	1.25 to 1.95	6.12 to 5.45
	12/31/2004		285,643	1.18 to 1.13	335,400	0.35	1.25 to 1.90	9.70 to (8.92)
	12/31/2003		87,914	1.07 to 1.03	94,023	0.15	1.30 to 1.90	18.07 to 18.85
	12/31/2002	(1)	200	0.87 to 0.87	174	0.00	1.40 to 1.55	(13.15) to (13.24)
Asset Allocation - Moderate Growth
	12/31/2006		6,766,802	1.45 to 1.39	10,207,380	1.69	1.25 to 1.95	12.43 to 11.37
	12/31/2005		2,413,578	1.29 to 1.24	3,091,079	1.63	1.25 to 1.95	8.56 to 7.87
	12/31/2004		531,079	1.18 to 1.16	624,857	0.21	1.25 to 1.90	11.70 to (8.57)
	12/31/2003		30,441	1.06 to 1.04	32,057	0.14	1.30 to 1.90	20.78 to 20.63
	12/31/2002	(1)	24,243	0.84 to 0.84	20,362	0.00	1.40 to 1.55	(16.01) to (16.09)
International Moderate Growth
	12/31/2006	(1)	47,408	1.03 to 1.03	48,891	0.00	1.30 to 1.95	3.21 to 2.77

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
MFS International Equity
	12/31/2006	98,952	$1.22 to $1.59	$175,167	1.95%	1.25% to 1.95%	21.55% to 20.57%
	12/31/2005	13,942	1.00 to 1.32	14,722	0.53	1.25 to 1.95	11.47 to 10.77
	12/31/2004	34,599	1.11 to 1.19	30,884	0.00	1.25 to 1.90	12.76 to (7.43)
	12/31/2003	43,550	0.98 to 1.07	34,477	0.00	1.30 to 1.90	23.68 to 20.24
	12/31/2002	1,999	0.64 to 0.64	1,280	0.27	1.40 to 1.55	(23.09) to (23.21)
American Century Large Company Value
	12/31/2006	4,714	1.30 to 1.41	6,113	2.51	1.25 to 1.95	18.21% to 17.17
	12/31/2005	5,097	1.10 to 1.20	5,577	0.73	1.25 to 1.95	2.86 to 2.21
	12/31/2004	12,026	1.18 to 1.18	12,812	0.62	1.25 to 1.90	12.15 to (7.89)
	12/31/2003	11,436	1.05 to 1.06	10,828	0.28	1.30 to 1.90	23.33 to 20.18
	12/31/2002	6,906	0.75 to 0.74	5,146	0.03	1.40 to 1.55	(20.50) to (20.62)
Capital Guardian Global
	12/31/2006	251,809	1.27 to 1.39	409,592	2.33	1.25 to 1.95	12.91 to 11.82
	12/31/2005	233,165	1.13 to 1.25	336,199	0.41	1.25 to 1.95	8.82 to 7.80
	12/31/2004	277,087	1.20 to 1.16	367,981	0.38	1.25 to 1.90	9.18 to 8.48
	12/31/2003	176,288	1.10 to 1.07	213,679	0.19	1.30 to 1.90	31.21 to 29.34
	12/31/2002	134,910	0.90 to 0.89	120,720	0.18	1.40 to 1.55	(20.63) to (20.75)
Capital Guardian U.S. Equity
	12/31/2006	29,615	1.19 to 1.27	31,112	0.54	1.25 to 1.95	8.75 to 7.77
	12/31/2005	28,118	1.09 to 1.17	27,196	0.55	1.25 to 1.95	5.00 to 4.04
	12/31/2004	22,010	1.16 to 1.13	20,321	0.34	1.25 to 1.90	8.08 to 7.39
	12/31/2003	99,648	1.07 to 1.05	85,225	0.09	1.30 to 1.90	25.11 to 26.84
	12/31/2002	21,577	0.64 to 0.63	13,686	0.45	1.40 to 1.55	(24.85) to (24.96)
Capital Guardian Value
	12/31/2006	1,087,166	1.50 to 1.47	3,583,326	1.50	1.25 to 1.95	15.06 to 13.99
	12/31/2005	1,407,971	1.31 to 1.29	4,116,243	0.89	1.25 to 1.95	6.38 to 5.45
	12/31/2004	1,773,374	1.19 to 1.22	4,902,594	1.02	1.25 to 1.90	14.89 to 14.15
	12/31/2003	2,395,343	1.04 to 1.07	5,753,759	0.80	1.30 to 1.90	28.47 to 26.03
	12/31/2002	2,620,934	1.81 to 1.80	4,744,303	3.94	1.40 to 1.55	(21.79) to (21.91)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Clarion Global Real Estate Securities
	12/31/2006		260,834	$2.58 to $2.16	$612,731	1.31%	1.25% to 1.95%	40.52% to 39.21%
	12/31/2005		247,989	1.84 to 1.55	412,356	2.07	1.25 to 1.95	12.08 to 11.02
	12/31/2004		82,688	1.64 to 1.40	134,859	1.37	1.25 to 1.90	30.79 to 29.96
	12/31/2003		28,229	1.25 to 1.07	35,133	2.56	1.30 to 1.90	26.95 to 35.80
	12/31/2002	(1)	15,968	0.93 to 0.93	14,847	1.74	1.40 to 1.55	(6.99) to (7.08)
Transamerica Science and Technology
	12/31/2006		70,773	0.76 to 1.07	52,730	0.00	1.25 to 1.95	(0.24) to (1.16)
	12/31/2005		70,773	0.76 to 1.08	53,013	0.40	1.25 to 1.95	0.80 to (0.08)
	12/31/2004	(1)	84,082	1.14 to 1.08	62,717	0.00	1.25 to 1.90	6.17 to 5.49
	12/31/2003		—	1.06 to 1.02	—	0.00	1.30 to 1.90	30.76 to 34.44
	12/31/2002		1,999	0.47 to 0.47	943	0.00	1.40 to 1.55	(38.97) to (39.07)
Jennison Growth
	12/31/2006		379,342	0.93 to 1.22	346,512	0.00	1.25 to 1.95	0.71 to (0.34)
	12/31/2005		458,554	0.92 to 1.22	438,114	0.20	1.25 to 1.95	12.39 to 11.36
	12/31/2004		584,761	1.03 to 1.10	472,792	0.00	1.25 to 1.90	7.47 to 6.78
	12/31/2003		795,823	0.96 to 1.03	598,368	0.00	1.30 to 1.90	20.52 to 19.93
	12/31/2002		829,340	0.59 to 0.59	491,135	0.00	1.40 to 1.55	(31.70) to (31.80)
J.P. Morgan Enhanced Index
	12/31/2006		769,164	1.09 to 1.31	1,244,367	1.07	1.25 to 1.95	13.89 to 12.77
	12/31/2005		957,842	0.96 to 1.16	1,387,800	1.22	1.25 to 1.95	2.19 to 1.23
	12/31/2004		1,258,437	1.12 to 1.15	1,817,254	0.77	1.25 to 1.90	9.28 to 8.58
	12/31/2003		1,494,863	1.02 to 1.06	1,974,249	0.53	1.30 to 1.90	21.77 to 20.22
	12/31/2002		1,614,606	1.04 to 1.03	1,678,155	0.40	1.40 to 1.55	(25.63) to (25.74)
Marsico Growth
	12/31/2006		164,465	1.00 to 1.21	142,135	0.12	1.25 to 1.95	4.06 to 3.15
	12/31/2005		203,476	0.96 to 1.17	169,210	0.07	1.25 to 1.95	7.25 to 16.97
	12/31/2004		150,130	1.32 to 1.10	116,808	0.00	1.25 to 1.90	10.59 to 9.88
	12/31/2003		95,626	1.19 to 1.00	67,247	0.00	1.30 to 1.90	19.25 to 18.92
	12/31/2002		156,871	0.57 to 0.56	88,580	0.11	1.40 to 1.55	(27.00) to (27.11)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
BlackRock Large Cap Value
	12/31/2006		285,668	$1.59 to $1.63	$493,549	0.52%	1.25% to 1.95%	15.48% to 14.40%
	12/31/2005		209,656	1.37 to 1.42	314,701	0.56	1.25 to 1.95	14.51 to 42.23
	12/31/2004	(1)	173,358	1.21 to 1.25	228,488	1.19	1.25 to 1.90	16.48 to 15.74
	12/31/2003		158,365	1.04 to 1.08	179,434	0.82	1.30 to 1.90	26.07 to 20.21
	12/31/2002		169,176	0.89 to 0.88	149,780	2.01	1.40 to 1.55	(15.40) to (15.52)
MFS High Yield
	12/31/2006		285,010	1.37 to 1.20	375,483	10.15	1.25 to 1.95	9.58 to 8.51
	12/31/2005		263,402	1.25 to 1.10	317,876	7.93	1.25 to 1.95	0.56 to 10.33
	12/31/2004		251,460	1.17 to 1.11	303,985	5.50	1.25 to 1.90	8.10 to 7.40
	12/31/2003		354,570	1.09 to 1.03	395,969	1.13	1.30 to 1.90	8.68 to 13.95
	12/31/2002		333,146	0.97 to 0.96	320,776	2.50	1.40 to 1.55	0.66 to 0.51
PIMCO Total Return
	12/31/2006		625,499	1.17 to 1.06	719,666	3.28	1.25 to 1.95	2.93 to 1.92
	12/31/2005		654,022	1.14 to 1.04	723,234	2.06	1.25 to 1.95	1.07 to 3.69
	12/31/2004		455,481	1.04 to 1.04	510,543	1.73	1.25 to 1.90	2.88 to 2.22
	12/31/2003		492,510	1.01 to 1.01	535,827	1.42	1.30 to 1.90	1.17 to 3.21
	12/31/2002	(1)	476,541	1.05 to 1.05	501,309	0.00	1.40 to 1.55	5.22 to 5.11
Legg Mason Partners All Cap
	12/31/2006		148,475	1.22 to 1.33	195,837	0.93	1.25 to 1.95	17.10 to 16.04
	12/31/2005		162,890	1.04 to 1.15	183,855	0.54	1.25 to 1.95	2.80 to 14.65
	12/31/2004		203,701	1.11 to 1.13	224,491	0.23	1.25 to 1.90	7.49 to 6.81
	12/31/2003		180,235	1.03 to 1.05	184,646	0.45	1.30 to 1.90	27.76 to 24.15
	12/31/2002		101,453	0.77 to 0.77	78,148	0.96	1.40 to 1.55	(25.75) to (25.86)
Templeton Transamerica Global
	12/31/2006		403,845	0.70 to 1.32	349,508	1.12	1.25 to 1.95	16.93 to 16.19
	12/31/2005		477,144	0.60 to 0.59	327,159	1.30	1.25 to 1.95	5.99 to 5.83
	12/31/2004	(1)	267,940	0.56 to 0.56	150,596	0.00	1.25 to 1.90	7.55 to 7.39
	12/31/2003		201,887	0.52 to 0.52	105,619	0.00	1.30 to 1.90	21.55 to 21.37
	12/31/2002		207,105	0.43 to 0.43	89,222	2.67	1.40 to 1.55	(27.05) to (27.15)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Balanced
	12/31/2006		11,126	$1.34 to $1.26	$15,299	0.00%	1.25% to 1.95%	7.78% to 6.67%
	12/31/2005		—	1.24 to 1.19	—	0.00	1.25 to 1.95	6.63 to 5.73
	12/31/2004	(1)	—	1.16 to 1.12	—	0.00	1.25 to 1.90	9.45 to 8.75
	12/31/2003		—	1.06 to 1.03	—	0.18	1.30 to 1.90	9.98 to 9.88
	12/31/2002	(1)	200	0.94 to 0.94	188	0.00	1.40 to 1.55	(5.98) to (6.07)
Transamerica Convertible Securities
	12/31/2006		144,873	1.42 to 1.25	194,800	1.52	1.25 to 1.95	9.53 to 8.54
	12/31/2005		93,062	1.29 to 1.15	111,568	3.23	1.25 to 1.95	2.60 to 14.81
	12/31/2004		28,153	1.26 to 1.13	35,360	2.06	1.25 to 1.90	11.54 to 10.83
	12/31/2003		15,653	1.13 to 1.02	17,620	0.08	1.30 to 1.90	15.57 to 18.14
	12/31/2002	(1)	13,843	0.92 to 0.92	12,780	0.00	1.40 to 1.55	(7.66) to (7.75)
Transamerica Equity
	12/31/2006		7,189,730	1.23 to 1.43	6,839,952	0.00	1.25 to 1.95	7.38 to 6.32
	12/31/2005		624,911	1.14 to 1.34	570,805	0.37	1.25 to 1.95	15.10 to 34.48
	12/31/2004	(1)	619,629	1.25 to 1.18	471,778	0.00	1.25 to 1.90	14.13 to 13.40
	12/31/2003		387,091	1.09 to 1.04	258,323	0.00	1.30 to 1.90	21.25 to 22.70
	12/31/2002		372,638	0.52 to 0.52	192,322	0.00	1.40 to 1.55	(23.32) to (23.43)
Transamerica Growth Opportunities
	12/31/2006		537,238	1.67 to 1.38	762,276	0.10	1.25 to 1.95	3.81 to 2.90
	12/31/2005		561,056	1.61 to 1.34	776,968	0.00	1.25 to 1.95	14.80 to 34.38
	12/31/2004	(1)	125,378	1.18 to 1.18	174,419	0.00	1.25 to 1.90	15.01 to 14.27
	12/31/2003		136,901	1.03 to 1.03	165,801	0.00	1.30 to 1.90	25.33 to 26.48
	12/31/2002		141,465	0.94 to 0.93	132,397	0.00	1.40 to 1.55	(15.50) to (15.62)
Transamerica Money Market
	12/31/2006		533,763	1.06 to 1.02	749,720	4.38	1.25 to 1.95	3.44 to 2.48
	12/31/2005		486,088	1.02 to 0.99	624,013	2.67	1.25 to 1.95	2.03 to (0.75)
	12/31/2004		1,140,718	0.99 to 0.99	1,536,585	0.97	1.25 to 1.90	(0.54) to (1.18)
	12/31/2003	(1)	1,565,206	0.99 to 1.00	2,119,982	0.55	1.30 to 1.90	(0.61) to (1.10)

Transamerica Financial Life Insurance Company Separate

Account VA BNY—Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Small/Mid Cap Value
	12/31/2006	1,029,551	$1.66 to $5.25	$5,271,679	0.86%	1.25% to 1.55%	16.60 % to 16.26%
	12/31/2005	1,277,400	1.42 to 4.52	5,766,079	0.41	1.25 to 1.55	12.16 to 11.83
	12/31/2004	1,556,874	1.27 to 4.04	6,348,161	0.00	1.25 to 1.55	14.74 to 14.57
	12/31/2003	2,019,955	3.56 to 3.53	7,182,454	0.00	1.40 to 1.55	88.20 to 87.92
	12/31/2002	2,444,304	1.89 to 1.88	4,619,499	14.35	1.40 to 1.55	(40.30) to (40.39)
Transamerica U.S. Government Securities
	12/31/2006	1,161,910	1.13 to 1.03	1,753,519	3.47	1.25 to 1.95	2.00 to 1.09
	12/31/2005	1,397,769	1.11 to 1.02	2,088,118	3.86	1.25 to 1.95	0.97 to 1.95
	12/31/2004	1,604,049	1.01 to 1.02	2,439,548	3.25	1.25 to 1.90	1.58 to 0.93
	12/31/2003	2,369,170	1.00 to 1.01	3,539,560	1.99	1.30 to 1.90	(0.26) to 1.67
	12/31/2002	2,857,061	1.48 to 1.47	4,207,360	2.15	1.40 to 1.55	4.35 to 4.20
Transamerica U.S. Government Securities - PAM
	12/31/2006	—	1.06 to 1.01	—	6.18	1.30 to 1.95	1.74 to 1.09
T. Rowe Price Equity Income
	12/31/2006	1,669,614	1.45 to 1.42	5,242,033	1.75	1.25 to 1.95	17.50 to 16.44
	12/31/2005	2,128,226	1.23 to 1.22	5,847,412	1.74	1.25 to 1.95	2.83 to 21.81
	12/31/2004	2,478,556	1.18 to 1.20	7,015,956	1.27	1.25 to 1.90	13.09 to 12.37
	12/31/2003	3,066,772	1.04 to 1.06	7,668,144	0.70	1.30 to 1.90	21.84 to 17.78
	12/31/2002	3,422,590	2.02 to 2.01	6,912,756	1.13	1.40 to 1.55	(14.02) to (14.15)
T. Rowe Price Growth Stock
	12/31/2006	1,330,169	1.17 to 1.30	4,108,220	0.21	1.25 to 1.95	11.99 to 10.98
	12/31/2005	1,508,269	1.05 to 1.18	4,433,082	0.49	1.25 to 1.95	4.86 to 17.55
	12/31/2004	1,832,519	1.14 to 1.13	5,284,845	0.14	1.25 to 1.90	8.15 to 7.46
	12/31/2003	2,346,044	1.06 to 1.05	6,246,778	0.06	1.30 to 1.90	21.38 to 22.25
	12/31/2002	2,578,763	2.07 to 2.05	5,327,600	0.05	1.40 to 1.55	(23.88) to (23.99)
T. Rowe Price Small Cap
	12/31/2006	207,868	1.16 to 1.20	208,544	0.00	1.25 to 1.95	2.31 to 1.37
	12/31/2005	228,944	1.13 to 1.19	209,696	0.00	1.25 to 1.95	9.25 to 18.73
	12/31/2004	275,221	1.12 to 1.10	225,641	0.00	1.25 to 1.90	8.70 to 8.00
	12/31/2003	282,091	1.03 to 1.02	212,617	0.00	1.30 to 1.90	33.42 to 33.36
	12/31/2002	200,710	0.55 to 0.54	109,237	0.00	1.40 to 1.55	(28.35) to (28.46)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Van Kampen Active International Allocation
	12/31/2006		1,512,678	$1.40 to $1.68	$3,079,796	0.31%	1.25% to 1.95%	21.99 % to 20.84%
	12/31/2005		1,779,085	1.15 to 1.39	2,984,010	3.31	1.25 to 1.95	12.39 to 38.88
	12/31/2004		2,218,911	1.24 to 1.25	3,333,597	2.28	1.25 to 1.90	14.23 to 13.50
	12/31/2003		2,973,551	1.08 to 1.10	3,904,032	1.01	1.30 to 1.90	31.11 to 28.39
	12/31/2002		3,500,614	1.00 to 1.00	3,509,986	0.19	1.40 to 1.55	(18.12) to (18.24)
Van Kampen Large Cap Core
	12/31/2006		932,991	1.25 to 1.33	3,155,246	0.95	1.25 to 1.95	8.97 to 7.96
	12/31/2005		1,071,807	1.15 to 1.23	3,399,256	1.33	1.25 to 1.95	8.07 to 22.76
	12/31/2004		1,327,745	1.16 to 1.15	3,900,547	1.66	1.25 to 1.90	11.08 to 10.37
	12/31/2003		1,651,971	1.04 to 1.04	4,366,147	1.97	1.30 to 1.90	15.23 to 14.28
	12/31/2002		1,992,660	2.22 to 2.20	4,411,248	2.15	1.40 to 1.55	(17.54) to (17.66)
Van Kampen Mid Cap Growth
	12/31/2006		104,047	0.82 to 1.18	147,396	0.00	1.25 to 1.95	8.55 to 7.50
	12/31/2005		—	0.76 to 1.09	—	0.00	1.25 to 1.95	6.23 to 9.46
	12/31/2004		14,964	0.97 to 1.04	10,634	0.00	1.25 to 1.90	5.54 to 4.86
	12/31/2003		63,216	0.92 to 0.99	42,516	0.00	1.30 to 1.90	19.13 to 19.60
	12/31/2002		1,999	0.53 to 0.53	1,062	0.08	1.40 to 1.55	(33.99) to (34.08)
AIM V.I. Basic Value
	12/31/2006		6,133	1.27 to 1.33	7,749	0.12	1.25 to 1.95	11.55 to 10.79
	12/31/2005		6,422	1.14 to 1.20	7,284	0.00	1.25 to 1.95	4.13 to 3.42
	12/31/2004		13,169	1.09 to 1.16	14,345	0.00	1.25 to 1.90	9.41 to 8.71
	12/31/2003		27,426	1.00 to 1.07	27,338	0.00	1.30 to 1.90	31.58 to 25.84
	12/31/2002	(1)	200	0.76 to 0.76	152	0.00	1.40 to 1.55	(24.17) to (24.25)
AIM V.I. Capital Appreciation
	12/31/2006		—	1.20 to 1.19	—	0.00	1.25 to 1.95	4.75 to 4.04
	12/31/2005		26,669	1.14 to 1.14	30,124	0.00	1.25 to 1.95	7.24 to 6.51
	12/31/2004		26,672	1.06 to 1.07	28,173	0.00	1.25 to 1.90	4.96 to 4.29
	12/31/2003		25,418	1.01 to 1.03	25,639	0.00	1.30 to 1.90	27.53 to 20.81
	12/31/2002	(1)	2,288	0.79 to 0.79	1,815	0.00	1.40 to 1.55	(20.65) to (20.72)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
AllianceBernstein Growth & Income
	12/31/2006		181,058	$1.22 to $1.37	$231,085	1.52%	1.25% to 1.95%	15.54 % to 14.75%
	12/31/2005		58,687	1.05 to 1.19	61,385	1.13	1.25 to 1.95	3.31 to 2.60
	12/31/2004		78,695	1.13 to 1.16	79,790	0.77	1.25 to 1.90	9.79 to 9.09
	12/31/2003		99,631	1.03 to 1.06	92,124	0.82	1.30 to 1.90	30.49 to 22.25
	12/31/2002		192,326	0.71 to 0.71	136,470	0.67	1.40 to 1.55	(23.34) to (23.45)
AllianceBernstein Large Cap Growth
	12/31/2006		6,667	0.85 to 1.18	8,741	0.00	1.25 to 1.95	(1.86) to (2.54)
	12/31/2005		5,382	0.86 to 1.21	7,443	0.00	1.25 to 1.95	13.43 to 12.65
	12/31/2004		—	1.02 to 1.08	—	0.00	1.25 to 1.90	6.95 to 6.27
	12/31/2003		—	0.95 to 1.01	—	0.00	1.30 to 1.90	21.78 to 13.90
	12/31/2002		1,999	0.58 to 0.58	1,164	0.00	1.40 to 1.55	(31.80) to (31.90)
Janus Aspen - Mid Cap Growth
	12/31/2006		8,389	1.07 to 1.48	5,053	0.00	1.25 to 1.95	11.91 to 11.14
	12/31/2005		—	0.96 to 1.33	—	0.00	1.25 to 1.95	10.65 to 9.89
	12/31/2004		—	1.26 to 1.21	—	0.00	1.25 to 1.90	18.93 to 18.17
	12/31/2003		60,249	1.06 to 1.03	24,850	0.00	1.30 to 1.90	33.04 to 28.80
	12/31/2002		86,893	0.28 to 0.31	26,977	0.00	1.40 to 1.55	(29.11) to (29.22)
Janus Aspen - Mid Cap Value
	12/31/2006		6,570	1.37 to 1.35	8,885	1.01	1.25 to 1.55	13.65 to 13.31
	12/31/2005		7,272	1.20 to 1.19	8,667	0.53	1.25 to 1.55	8.49 to 8.33
	12/31/2004		13,944	1.10 to 1.10	15,306	3.22	1.25 to 1.55	16.17 to 16.00
	12/31/2003	(1)	13,961	0.95 to 0.94	13,207	0.15	1.25 to 1.55	39.26 to 39.06
Janus Aspen - Worldwide Growth
	12/31/2006		122,737	0.94 to 1.29	91,937	1.58	1.25 to 1.95	16.48 to 15.69
	12/31/2005		146,915	0.81 to 1.12	94,761	1.23	1.25 to 1.95	4.27 to 3.55
	12/31/2004		146,937	0.98 to 1.08	91,157	0.78	1.25 to 1.90	3.18 to 2.52
	12/31/2003		214,182	0.95 to 1.05	129,083	0.85	1.30 to 1.90	22.09 to 17.75
	12/31/2002		219,301	0.45 to 0.49	107,939	0.55	1.40 to 1.55	(26.74) to (26.84)
JPMorgan Bond
	12/31/2006		15,863	1.08 to 1.06	17,161	2.14	1.25 to 1.95	2.81 to 2.15
	12/31/2005		1,311	1.05 to 1.04	1,378	3.43	1.25 to 1.95	1.49 to 0.85
	12/31/2004	(1)	1,312	1.04 to 1.03	1,360	0.00	1.25 to 1.90	3.75 to 3.31

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
JPMorgan International Equity
	12/31/2006		299,248	$1.51 to $1.49	$448,779	0.18%	1.25% to 1.95%	19.68 % to 18.92%
	12/31/2005		21,204	1.27 to 1.25	26,787	1.06	1.25 to 1.95	9.28 to 8.58
	12/31/2004	(1)	95,389	1.16 to 1.15	110,399	0.00	1.25 to 1.90	15.81 to 15.32
JPMorgan Mid Cap Value
	12/31/2006		77,457	1.42 to 1.39	109,366	0.72	1.25 to 1.95	15.35 to 14.61
	12/31/2005		121,526	1.23 to 1.21	148,798	0.19	1.25 to 1.95	7.82 to 7.13
	12/31/2004	(1)	59,258	1.14 to 1.13	67,384	0.00	1.25 to 1.90	13.86 to 13.38
JPMorgan Small Company
	12/31/2006		29,350	1.41 to 1.38	41,202	0.00	1.25 to 1.95	13.53 to 12.81
	12/31/2005		69,656	1.24 to 1.23	86,076	0.00	1.25 to 1.95	2.09 to 1.44
	12/31/2004	(1)	86,440	1.21 to 1.21	104,888	0.00	1.25 to 1.90	21.42 to 20.91
JPMorgan US Large Cap Core Equity
	12/31/2006		121,766	1.24 to 1.22	149,048	0.00	1.25 to 1.95	15.08 to 14.35
	12/31/2005		—	1.08 to 1.07	—	2.69	1.25 to 1.95	0.05 to (0.58)
	12/31/2004	(1)	2,209	1.08 to 1.07	2,378	0.00	1.25 to 1.90	7.71 to 7.25
MFS New Discovery
	12/31/2006		4,303	1.20 to 1.17	5,114	0.00	1.25 to 1.95	11.54 to 10.78
	12/31/2005		—	1.07 to 1.06	—	0.00	1.25 to 1.95	3.74 to 3.03
	12/31/2004		9,751	1.03 to 1.02	10,044	0.00	1.25 to 1.90	4.84 to 4.17
	12/31/2003		9,751	0.99 to 0.98	9,590	0.00	1.30 to 1.90	31.72 to 27.95
	12/31/2002	(1)	2,487	0.75 to 0.75	1,857	0.00	1.40 to 1.55	(25.26) to (25.34)
MFS Total Return
	12/31/2006		381,511	1.29 to 1.25	491,489	1.93	1.25 to 1.95	10.25 to 9.50
	12/31/2005		346,237	1.17 to 1.15	412,787	1.05	1.25 to 1.95	1.33 to 0.64
	12/31/2004		142,275	1.15 to 1.14	163,332	1.38	1.25 to 1.90	9.60 to 8.90
	12/31/2003		156,985	1.05 to 1.04	164,763	1.74	1.30 to 1.90	14.52 to 11.63
	12/31/2002	(1)	82,763	0.92 to 0.92	75,980	0.00	1.40 to 1.55	(8.20) to (8.29)
MTB Large-Cap Growth Fund II
	12/31/2006		—	1.12 to 1.10	—	0.00	1.30 to 1.95	8.93 to 8.24
	12/31/2005		—	1.03 to 1.02	—	0.00	1.30 to 1.95	0.71 to 0.07
	12/31/2004	(1)	—	1.02 to 1.02	—	0.00	1.25 to 1.90	2.04 to 1.60

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
MTB Large-Cap Value Fund II
	12/31/2006		114,700	$1.38 to $1.36	$157,366	1.05%	1.30% to 1.95%	16.10 % to 15.36%
	12/31/2005		96,778	1.19 to 1.18	114,509	1.05	1.30 to 1.95	8.88 to 8.19
	12/31/2004	(1)	—	1.09 to 1.09	—	0.00	1.25 to 1.90	9.23 to 8.76
MTB Managed Allocation Fund - Moderate Growth II
	12/31/2006		140,181	1.17 to 1.15	164,459	2.59	1.30 to 1.95	9.01 to 8.31
	12/31/2005		110,334	1.08 to 1.07	118,776	1.74	1.30 to 1.95	2.67 to 2.01
	12/31/2004	(1)	—	1.05 to 1.05	—	0.00	1.25 to 1.90	4.97 to 4.52
MTB Managed Allocation Fund - Aggressive Growth II
	12/31/2006		57,632	1.22 to 1.20	69,630	5.30	1.30 to 1.95	13.36 to 12.64
	12/31/2005	(1)	—	1.07 to 1.07	—	0.00	1.30 to 1.95	7.26 to 6.80
MTB Managed Allocation Fund - Conservative Growth II
	12/31/2006		111,403	1.08 to 1.07	120,337	3.00	1.30 to 1.95	5.59 to 4.92
	12/31/2005	(1)	110,559	1.02 to 1.02	113,146	3.47	1.30 to 1.95	2.36 to 1.93
Fidelity - VIP Contrafund®
	12/31/2006		726,621	1.54 to 1.46	1,011,716	1.00	1.25 to 1.95	10.06 to 9.31
	12/31/2005		464,703	1.40 to 1.34	560,777	0.10	1.25 to 1.95	15.15 to 14.42
	12/31/2004		383,308	1.24 to 1.17	389,210	0.21	1.25 to 1.90	13.68 to 12.95
	12/31/2003		393,666	1.09 to 1.04	352,228	0.31	1.30 to 1.90	26.55 to 24.30
	12/31/2002		389,954	0.71 to 0.71	276,185	0.78	1.40 to 1.55	(10.85) to (10.98)
Fidelity - VIP Equity-Income
	12/31/2006		246,832	1.34 to 1.43	355,950	3.27	1.25 to 1.95	18.45 to 17.64
	12/31/2005		405,864	1.13 to 1.21	493,682	1.37	1.25 to 1.95	4.22 to 3.56
	12/31/2004		367,527	1.15 to 1.17	426,301	1.48	1.25 to 1.90	9.80 to 9.10
	12/31/2003		541,904	1.05 to 1.08	573,168	1.74	1.30 to 1.90	28.36 to 22.26
	12/31/2002		646,739	0.83 to 0.82	533,828	1.47	1.40 to 1.55	(18.30) to (18.42)
Fidelity - VIP Growth
	12/31/2006		182,717	0.87 to 1.12	184,250	0.06	1.25 to 1.95	5.26 to 4.54
	12/31/2005		56,359	0.83 to 1.07	46,429	0.27	1.25 to 1.95	4.15 to 3.49
	12/31/2004		57,799	0.99 to 1.03	45,745	0.08	1.25 to 1.90	1.80 to 1.14
	12/31/2003		30,386	0.97 to 1.02	23,631	0.11	1.30 to 1.90	30.84 to 23.86
	12/31/2002		19,784	0.60 to 0.60	11,789	0.03	1.40 to 1.55	(31.26) to (31.36)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Fidelity - VIP Growth Opportunities
	12/31/2006		51,421	$1.06 to $0.81	$41,800	0.46%	1.25% to 1.55%	3.82 % to 3.52%
	12/31/2005		52,368	0.79 to 0.79	41,123	0.66	1.25 to 1.55	7.18 to 7.02
	12/31/2004		52,433	0.74 to 0.73	38,472	0.33	1.25 to 1.55	5.41 to 5.25
	12/31/2003		52,506	0.70 to 0.70	36,602	0.50	1.40 to 1.55	27.62 to 27.43
	12/31/2002		50,750	0.55 to 0.55	27,765	1.06	1.40 to 1.55	(23.09) to (23.20)
Fidelity - VIP Mid Cap
	12/31/2006		691,021	1.99 to 1.67	1,408,491	0.17	1.25 to 1.95	11.02 to 10.26
	12/31/2005		713,092	1.79 to 1.51	1,315,481	0.00	1.25 to 1.95	16.56 to 15.77
	12/31/2004		532,803	1.44 to 1.31	837,744	0.00	1.25 to 1.90	23.05 to 22.27
	12/31/2003		636,192	1.17 to 1.07	814,062	0.25	1.30 to 1.90	36.48 to 35.15
	12/31/2002		605,130	0.94 to 0.94	568,261	0.69	1.40 to 1.55	(11.27) to (11.40)
Fidelity - VIP Value Strategies
	12/31/2006		101,895	1.52 to 1.29	160,962	0.37	1.25 to 1.95	14.58 to 13.80
	12/31/2005		122,540	1.32 to 1.14	168,164	0.00	1.25 to 1.95	1.17 to 0.47
	12/31/2004		114,133	1.31 to 1.13	148,859	0.00	1.25 to 1.90	12.37 to 11.66
	12/31/2003		91,517	1.16 to 1.01	106,321	0.00	1.30 to 1.90	55.35 to 44.88
	12/31/2002	(1)	79,059	0.75 to 0.75	59,187	0.00	1.40 to 1.55	(25.13) to (25.20)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2003
1.90%	May 1, 2003

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2006 Total Return Range

Templeton Transamerica Global	17.16% to 16.19%

Subaccount	2005 Total Return Range

Transamerica Money Market	(0.59)% to 37.25%

MTB Managed Allocation-Conservative Growth Fund II	1.93% to 2.36%

Subaccount	2004 Total Return Range

Transamerica Money Market	(0.74)% to 0.63%

Subaccount	2003 Total Return Range

Asset Allocation - Growth	4.73% to 23.17%

Asset Allocation - Conservative	3.15% to 17.60%

Clarion Real Estate Securities	33.67% to 36.38%

Marsico Growth	19.25% to 24.60%

PIMCO Total Return	1.17% to 3.65%

Transamerica U.S. Gov’t Securities	(0.59)% to 2.11%

Transamerica Money Market	(0.86)% to 35.80%

Van Kampen Emerging Growth	(0.81)% to 19.60%

Janus Aspen - Worldwide Growth	22.09% to 35.44%

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2006

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. TFLIC also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

TFLIC deducts a daily charge for assuming certain mortality and expense risks. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 1.80%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 27.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Not Applicable.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

(9)	(a)	Opinion and Consent of Counsel. Note 29.

(9)	(b)	Consent of Counsel. Note 29.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 29.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown,W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms, J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird) Note 14. (Mark W. Mullin) Note 15. (F.A. Camp, M.W. Mullin, R.S. Rubinstein, B.K. Clancy, M.C. Abrahms, J.T. Byrne, Jr., R.F. Colby, C.F. Vargas, W. Brown, Jr., W.L. Busler, S.E. Frushtick, P.G. Kunkel, P.P. Post, C.N. Verhagen, C.D. Vermie) Note 17. (R.F. Mosher, J. Carusone) Note 20. (E. Kirby Warren, R.J. Kontz) Note 21. (James P. Larkin) Note 23. (Eric J. Martin) Note 25. (William L. Busler, William Brown, Jr, Steven E. Frushtick, Joe Carusone, Ronald F. Mosher, James P. Larkin, Peter P. Post, Mark W. Mullin, Craig D. Vermie, Colette Vargas, Eric J. Martin, Robert F. Colby, Cornelis H. Verhagen, Peter G. Kunkel, and Elizabeth Belanger). Note 29.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No.17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) on April 29, 2005.
Note 29.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William L. Busler 3290 Sandy Beach Rd Solon, IA 52333	Director
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Joe Carusone 4 Manhattanville Road Purchase, NY 10577	Director
Ronald F. Mosher 54 Coronado Point Laguna Niguel, CA 92677	Director
James P. Larkin 4 Manhattanville Road Purchase, NY 10577	Director, Vice President, Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Mark W. Mullin 4 Manhattanville Road Purchase NY 10577	Director, President and Chairman of the Board

Craig D. Vermie 4333 Edgewood Road NE Cedar Rapids, IA 52499	Secretary and Corporate Counsel
Colette Vargas 4 Manhattanville Road Purchase, NY 10577	Director and Chief Actuary
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller and Treasurer
Robert F. Colby 4 Manhattanville Road Purchase, NY 10577	Director, Counsel, Vice President and Assistant Secretary
Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10577	Director and Vice President
Elizabeth Belanger 4 Manhattanville Rd Purchase, NY 10577	Director

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.     Number of Policyowners

As of February 28, 2007, there were 905 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$828,102	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23rd day of April, 2007.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

*
Mark W. Mullin President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Mark W. Mullin	Chairman of the Board, Director, and President	, 2007

* James P. Larkin	Director, Vice President, and Assistant Secretary	, 2007

* Elizabeth Belanger	Director	, 2007

* Joe Carusone	Director	, 2007

* Ronald F. Mosher	Director	, 2007

* Robert F. Colby	Director, Vice President, Assistant Secretary, and Counsel	, 2007

* Colette F. Vargas	Director and Chief Actuary	, 2007

* William Brown, Jr.	Director	, 2007

* William L. Busler	Director	, 2007

* Steven E. Frushtick	Director	, 2007

* Peter G. Kunkel	Director and Vice President	, 2007

* Peter P. Post	Director	, 2007

* Cornelis H. Verhagen	Director	, 2007

* Eric J. Martin	Controller and Treasurer	, 2007

* Craig D. Vermie	Secretary and Corporate Counsel	, 2007

/s/ Darin D. Smith *By: Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No.

33-83560

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(3)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement

(8)(k)(1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.